UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08200

                                                       Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                                       Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                           Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 661-3500

Date of fiscal year end:  June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.00%
Aerospace & Defense - 0.85%
Spirit Aerosystems Holdings, Inc., Class A*	40,000	$ 1,781,600

Airlines - 5.50%
Alaska Air Group, Inc.	40,200	2,647,572
Delta Air Lines, Inc.	46,500	1,830,240
JetBlue Airways Corp.*	95,300	1,642,972
Southwest Airlines Co.	69,800	2,714,522
United Continental Holdings, Inc.*	52,500	2,754,675

		11,589,981

Auto Components - 4.03%
Cooper-Standard Holding, Inc.*	28,300	2,796,040
Delphi Automotive PLC	15,300	1,091,196
Drew Industries, Inc.	17,000	1,666,340
Lear Corp.	24,200	2,933,524

		8,487,100

Automobiles - 1.08%
General Motors Co.	71,500	2,271,555

Biotechnology - 0.98%
Gilead Sciences, Inc.	26,000	2,057,120

Building Products - 1.05%
Gibraltar Industries, Inc.*	59,300	2,202,995

Commercial Banks - 3.36%
Bank of Nova Scotia (The)	43,000	2,278,570
Canadian Imperial Bank of Commerce/Canada	27,000	2,093,310
Royal Bank of Canada	43,700	2,707,652

		7,079,532

Commercial Services & Supplies - 1.19%
Equifax, Inc.	18,600	2,503,188

Computers & Peripherals - 1.45%
HP, Inc.	196,100	3,045,433

Construction & Engineering - 1.07%
Comfort Systems USA, Inc.	77,000	2,256,870

Consumer Finance - 3.66%
Alliance Data Systems Corp.*	10,900	2,338,377
Ally Financial, Inc.	107,900	2,100,813
Santander Consumer USA Holdings, Inc.*	101,900	1,239,104
Synchrony Financial	72,500	2,030,000

		7,708,294

Industry Company	Shares	Value

Containers & Packaging - 2.61%
Berry Plastics Group, Inc.*	54,000	$2,367,900
Crown Holdings, Inc.*	54,800	3,128,532

		5,496,432

Diversified Financial Services - 3.71%
Berkshire Hathaway, Inc., Class B*	8,700	1,256,889
Citigroup, Inc.	42,000	1,983,660
MarketAxess Holdings, Inc.	14,700	2,434,173
Voya Financial, Inc.	73,900	2,129,798

		7,804,520

Diversified Telecommunication Services - 1.87%
Windstream Holdings, Inc.+	392,100	3,940,605

Electronic Equipment, Instruments & Components - 3.25%
Arrow Electronics, Inc.*	14,692	939,847
Fabrinet*	29,000	1,293,110
Flextronics International Ltd.*	207,700	2,828,874
TTM Technologies, Inc.*	155,000	1,774,750

		6,836,581

Energy Equipment & Services - 2.90%
Aegean Marine Petroleum Network, Inc.	104,000	1,040,000
ONEOK, Inc.	46,000	2,363,940
Teekay Corp.+	110,000	848,100
Unit Corp.*	100,000	1,860,000

		6,112,040

Financials - 2.31%
Global Payments, Inc.	63,345	4,862,362

Food & Staples Retailing - 0.83%
Kroger Co. (The)	58,600	1,739,248

Food Products - 4.01%
Campbell Soup Co.	32,500	1,777,750
Ingredion, Inc.	20,000	2,661,200
Pilgrim’s Pride Corp.	83,700	1,767,744
Tyson Foods, Inc., Class A	30,000	2,240,100

		8,446,794

Health Care Equipment & Supplies - 4.25%
Becton Dickinson & Co.	12,900	2,318,517
Danaher Corp.	27,300	2,140,047
Edwards Lifesciences Corp.*	18,000	2,170,080
Intuitive Surgical, Inc.*	3,200	2,319,456

		8,948,100

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Providers & Services - 7.47%
AmerisourceBergen Corp.+	28,000	$ 2,261,840
AMN Healthcare Services, Inc.*	103,500	3,298,545
Cardinal Health, Inc.	26,600	2,066,820
HCA Holdings, Inc.*	27,500	2,079,825
Insperity, Inc.	14,000	1,016,960
Johnson & Johnson	17,400	2,055,462
Mallinckrodt PLC*	29,000	2,023,620
Triple-S Management Corp., Class B*	42,000	921,060

		15,724,132

Hotels, Restaurants & Leisure - 0.57%
Scientific Games Corp., Class A*+	106,000	1,194,620

Household Products - 1.09%
Central Garden & Pet Co., Class A*	92,700	2,298,960

Insurance - 2.63%
Aflac, Inc.	43,000	3,090,410
Prudential Financial, Inc.	30,000	2,449,500

		5,539,910

Internet Software & Services - 0.68%
EarthLink Holdings Corp.	232,600	1,442,120

IT Services - 2.15%
Broadridge Financial Solutions, Inc.	30,500	2,067,595
Science Applications International Corp.	35,400	2,455,698

		4,523,293

Leisure Equipment & Products - 0.79%
Polaris Industries, Inc.+	21,500	1,664,960

Machinery - 2.85%
Astec Industries, Inc.	19,000	1,137,530
Greenbrier Companies., Inc. (The)+	30,500	1,076,650
Wabash National Corp.*	96,000	1,367,040
Xylem, Inc.	46,000	2,412,700

		5,993,920

Materials - 1.57%
Trinseo SA	58,400	3,303,104

Media - 0.95%
Scripps Networks Interactive, Inc., Class A	31,600	2,006,284

Industry Company	Shares	Value

Metals & Mining - 3.78%
AK Steel Holding Corp.*+	426,100	$ 2,058,063
Barrick Gold Corp.	114,900	2,036,028
Kinross Gold Corp.*	436,800	1,838,928
Silver Wheaton Corp.	75,000	2,027,250

		7,960,269

Oil, Gas & Consumable Fuels - 3.94%
Antero Resources Corp.*	111,400	3,002,230
McDermott International, Inc.*	211,100	1,057,611
Petroleo Brasileiro SA, - ADR*	343,000	3,200,190
TETRA Technologies, Inc.*	170,000	1,038,700

		8,298,731

Paper & Forest Products - 0.36%
Resolute Forest Products, Inc.*+	161,199	762,472

Real Estate Investment Trusts (REITs) - 3.35%
Digital Realty Trust, Inc.+	22,300	2,165,776
Equinix, Inc.	7,700	2,773,925
Equity LifeStyle Properties, Inc.	27,300	2,107,014

		7,046,715

Semiconductors & Semiconductor Equipment - 10.81%
Advanced Micro Devices, Inc.*	318,500	2,200,835
Applied Materials, Inc.	146,000	4,401,900
Lam Research Corp.+	30,000	2,841,300
Micron Technology, Inc.*	197,900	3,518,662
NVIDIA Corp.+	93,100	6,379,212
Qorvo, Inc.*	17,800	992,172
QUALCOMM, Inc.	35,400	2,424,900

		22,758,981

Specialty Retail - 3.61%
Best Buy Co., Inc.	63,500	2,424,430
Children’s Place, Inc. (The)	28,000	2,236,360
Dollar General Corp.	27,000	1,889,730
Rent-A-Center, Inc.	83,000	1,049,120

		7,599,640

Trading Companies & Distributors - 2.44%
AerCap Holdings NV*	26,800	1,031,532
Rush Enterprises, Inc., Class A*	43,700	1,069,776

2	Quarterly Report | September 30, 2016 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.*	38,700	$ 3,037,563

		5,138,871

TOTAL COMMON STOCKS - 99.00%		208,427,332

(Cost $191,220,757)

EXCHANGE TRADED NOTE - 1.06%
Exchange Traded Note - 1.06%
VelocityShares Daily Inverse ETN*+	59,300	2,221,378

TOTAL EXCHANGE TRADED NOTE - 1.06%		2,221,378

(Cost $1,258,054)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.23%
Fidelity Institutional Government Portfolio	0.31%	493,791	493,791

TOTAL MONEY MARKET FUND - 0.23%			493,791

(Cost $493,791)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.07%
Fidelity Institutional Government Portfolio**	0.31%	25,412,520	25,412,520

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.07%			25,412,520

(Cost $25,412,520)

Value

TOTAL INVESTMENTS - 112.36%	$236,555,021
(Cost $218,385,122)
Liabilities in Excess of Other Assets - (12.36%)	(26,028,541)

NET ASSETS - 100.00%	$210,526,480

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $24,809,744 as of September 30, 2016.

ETN - Exchange Traded Note

PLC - Public Limited Company

ADR - American Depositary Receipt

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$208,427,332	$—	$—	$208,427,332
Exchange Traded Note	2,221,378	—	—	2,221,378
Money Market Fund	—	493,791	—	493,791
Investments Purchased with Cash Proceeds from Securities Lending	—	25,412,520	—	25,412,520

TOTAL	$210,648,710	$25,906,311	$—	$236,555,021

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.08%
Auto Components - 2.03%
China XD Plastics Co., Ltd.*	69,700	$ 307,377
Horizon Global Corp.*	89,200	1,777,756

		2,085,133

Beverages - 0.71%
Primo Water Corp.*	60,000	727,800

Biotechnology - 5.28%
Adverum Biotechnologies, Inc.*	179,500	737,745
CoLucid Pharmaceuticals, Inc.*+	50,000	1,907,500
MacroCure, Ltd.*	200,000	292,000
MEI Pharma, Inc.*	427,500	752,400
Nexvet Biopharma PLC*	44,400	184,704
PharmAthene, Inc.*+	191,700	555,930
Pronai Therapeutics, Inc.*	180,300	328,146
QLT, Inc.*	172,500	351,900
Verastem, Inc.*	235,800	313,614

		5,423,939

Chemicals - 0.93%
Gulf Resources, Inc.*	259,000	554,260
Rentech, Inc.*	138,800	405,296

		959,556

Commercial Banks - 12.08%
ACNB Corp.+	15,300	406,674
American National Bankshares, Inc.	19,000	531,050
Bankwell Financial Group, Inc.	26,200	620,678
C&F Financial Corp.+	5,200	224,016
Civista Bancshares, Inc.+	15,100	214,118
CM Finance, Inc.+	22,700	206,570
Coastway Bancorp, Inc.*+	8,700	119,190
Codorus Valley Bancorp, Inc.	30,500	667,340
Evans Bancorp, Inc.	5,000	137,800
First Business Financial Services, Inc.	28,100	660,350
First United Corp.*	12,000	148,560
FS Bancorp, Inc.	5,000	146,000
Hennessy Advisors, Inc.+	12,400	439,828
Medley Management, Inc., Class A	40,700	342,287
MutualFirst Financial, Inc.+	12,855	356,469
Northrim BanCorp, Inc.	16,600	427,450
NV5 Global, Inc.*+	43,500	1,405,485
Old Line Bancshares, Inc.+	71,213	1,405,032
Old Second Bancorp, Inc.	88,400	734,604

Industry Company	Shares	Value

Commercial Banks (continued)
Pacific Mercantile Bancorp*	72,100	$ 531,377
Provident Bancorp, Inc.*+	9,700	151,320
Shore Bancshares, Inc.	82,600	973,028
Southern First Bancshares, Inc.*	16,100	444,038
TriplePoint Venture Growth BDC Corp.+	92,100	976,260
WesBanco, Inc.	1,088	35,787
Westbury Bancorp, Inc.*+	5,500	107,415

		12,412,726

Commercial Services & Supplies - 2.91%
AMREP Corp.*	7,200	57,528
Ascent Capital Group, Inc., Class A*	63,500	1,471,295
Cenveo, Inc.*	51,675	364,309
Civeo Corp.*	350,000	399,000
Performant Financial Corp.*	191,200	564,040
Virco Manufacturing Corp.*	32,200	132,986

		2,989,158

Communications Equipment - 0.83%
Ceragon Networks, Ltd.*	283,900	670,004
UTStarcom Holdings Corp.*	90,200	186,714

		856,718

Computers & Peripherals - 1.44%
Datalink Corp.*	53,700	569,757
Silicon Graphics International Corp.*	80,000	616,000
TransAct Technologies, Inc.	40,200	296,274

		1,482,031

Construction & Engineering - 1.19%
Goldfield Corp. (The)*	172,600	466,020
IES Holdings, Inc.*	8,200	145,878
Willdan Group, Inc.*	35,000	614,250

		1,226,148

Consumer Finance - 0.78%
Consumer Portfolio Services, Inc.*	174,300	800,037

Diversified Consumer Services - 1.27%
Cambium Learning Group, Inc.*+	167,250	908,168
Lincoln Educational Services Corp.*	180,000	396,000

		1,304,168

4	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Financial Services - 0.26%
FXCM, Inc., Class A*	30,000	$ 263,100

Diversified Telecommunication Services - 1.36%
Hawaiian Telcom Holdco, Inc.*	18,800	420,932
HC2 Holdings, Inc.*+	178,700	973,915

		1,394,847

Electronic Equipment, Instruments & Components - 5.46%
American Superconductor Corp.*+	128,000	897,280
Electro Scientific Industries, Inc.*	151,600	855,024
IEC Electronics Corp.*	36,700	175,059
Kemet Corp.*+	210,000	749,700
NAPCO Security Technologies, Inc.*+	110,000	792,000
PCM, Inc.*	37,280	803,011
Radisys Corp.*	250,000	1,336,250

		5,608,324

Energy Equipment & Services - 3.51%
Basic Energy Services, Inc.*+	190,300	157,835
North American Energy Partners, Inc.	58,800	147,000
North Atlantic Drilling, Ltd.*+	194,500	589,335
Ocean Rig UDW, Inc.*+	451,400	379,176
Pacific Drilling SA*+	107,800	437,668
Parker Drilling Co.*	402,406	873,221
Willbros Group, Inc.*	545,900	1,026,292

		3,610,527

Food Products - 0.49%
Rocky Mountain Chocolate Factory, Inc.	20,000	209,600
S&W Seed Co.*+	57,100	291,210

		500,810

Gas Utilities - 0.77%
Delta Natural Gas Co., Inc.	33,300	794,205

Health Care Equipment & Supplies - 3.96%
AxoGen, Inc.*	180,000	1,625,400
Digirad Corp.	40,600	207,060
Electromed, Inc.*	80,000	364,000
FONAR Corp.*	64,100	1,316,614
Kewaunee Scientific Corp.	10,200	242,964
Lantheus Holdings, Inc.*	38,000	314,640

		4,070,678

Industry Company	Shares	Value

Health Care Providers & Services - 1.48%
Alliance HealthCare Services, Inc.*+	25,000	$ 171,500
Chembio Diagnostics, Inc.*+	107,500	792,275
Five Star Quality Care, Inc.*	220,700	421,537
InfuSystems Holdings, Inc.*	48,700	133,925

		1,519,237

Hotels, Restaurants & Leisure - 2.24%
Gaming Partners International Corp.*	13,300	140,980
Luby’s, Inc.*+	63,200	271,128
MCBC Holdings, Inc.	46,100	525,540
Red Lion Hotels Corp.*	82,300	686,382
Town Sports International Holdings, Inc.*	217,800	673,002

		2,297,032

Household Durables - 0.50%
Skyline Corp.*+	20,100	275,169
UCP, Inc., Class A*	27,200	239,632

		514,801

Insurance - 1.14%
eHealth, Inc.*	43,000	482,030
Health Insurance Innovations, Inc., Class A*+	132,000	693,000

		1,175,030

Internet & Catalog Retail - 0.40%
US Auto Parts Network, Inc.*	124,800	410,592

Internet Software & Services - 4.05%
Brightcove, Inc.*	99,900	1,303,695
Care.com, Inc.*	91,300	909,348
Live Ventures, Inc.*	119,800	228,818
Marchex, Inc., Class B*	103,200	285,864
Rightside Group Ltd*+	47,400	431,340
Rocket Fuel, Inc.*+	189,600	500,544
Support.com, Inc.*	285,800	240,072
Travelzoo, Inc.*	20,000	256,600

		4,156,281

IT Services - 2.48%
BG Staffing, Inc.	37,500	580,500
Computer Task Group, Inc.	21,500	101,050
Edgewater Technology, Inc.*	27,499	233,742
Information Services Group, Inc.*+	50,100	199,899

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
NCI, Inc., Class A	87,000	$1,006,590
PFSweb, Inc.*	26,300	234,859
PRGX Global, Inc.*	41,400	194,994

		2,551,634

Machinery - 5.28%
Accuride Corp.*	105,000	268,800
Ampco-Pittsburgh Corp.	31,000	343,790
Commercial Vehicle Group, Inc.*	193,100	1,116,118
Gencor Industries, Inc.*	74,000	886,520
Key Technology, Inc.*	11,200	121,072
Supreme Industries, Inc., Class A	139,200	2,686,560

		5,422,860

Marine - 0.91%
DryShips, Inc.*	60,400	27,397
Global Ship Lease, Inc., Class A	321,600	533,856
Navios Maritime Holdings, Inc.	29,324	35,482
Nordic American Offshore, Ltd.+	90,700	340,125

		936,860

Media - 2.08%
Global Sources, Ltd.*+	18,900	160,272
Lee Enterprises, Inc.*+	360,200	1,350,750
McClatchy Co. (The), Class A*+	20,011	322,777
Salem Media Group, Inc.	50,700	298,116

		2,131,915

Metals & Mining - 5.49%
ALJ Regional Holdings, Inc.*+	21,700	101,990
A-Mark Precious Metals, Inc.	112,700	1,808,835
Olympic Steel, Inc.	102,800	2,271,880
Ryerson Holding Corp.*	129,000	1,456,410

		5,639,115

Multiline Retail - 0.49%
Bon-Ton Stores, Inc. (The)	297,200	508,212

Oil, Gas & Consumable Fuels - 4.88%
Adams Resources & Energy, Inc.	4,900	192,668
Cloud Peak Energy, Inc.*+	389,900	2,121,056
Comstock Resources, Inc.*+	85,920	656,429

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Stone Energy Corp.*+	44,200	$ 525,096
W&T Offshore, Inc.*+	418,700	736,912
Westmoreland Coal Co.*	87,700	777,022

		5,009,183

Personal Products - 2.59%
Lifevantage Corp.*+	80,200	758,692
Mannatech, Inc.+	9,500	170,335
Natural Alternatives International, Inc.*	74,500	978,930
Nutraceutical International Corp.*	24,100	752,884

		2,660,841

Pharmaceuticals - 2.26%
Chiasma, Inc.*+	153,200	450,408
Juniper Pharmaceuticals, Inc.*	100,900	559,995
Kindred Biosciences, Inc.*	80,300	399,091
Tetraphase Pharmaceuticals, Inc.*	126,100	482,963
Zafgen, Inc.*+	131,300	434,603

		2,327,060

Professional Services - 0.48%
CRA International, Inc.*	18,700	497,233

Real Estate Investment Trusts (REITs) - 0.19%
BRT Realty Trust*	24,200	194,084

Real Estate Management & Development - 1.75%
American Realty Investors, Inc.*+	6,351	49,030
Farmland Partners, Inc.+	68,600	768,320
Nam Tai Property, Inc.+	121,100	976,066

		1,793,416

Road & Rail - 0.77%
USA Truck, Inc.*	77,000	788,480

Semiconductors & Semiconductor Equipment - 0.04%
Intermolecular, Inc.*	44,900	44,541

Software - 1.70%
BSQUARE Corp.*+	155,700	766,044
GlobalSCAPE, Inc.	41,400	147,798
Planet Payment, Inc.*+	225,000	834,750

		1,748,592

Specialty Retail - 2.62%
Christopher & Banks Corp.*	251,400	364,530

6	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Container Store Group, Inc. (The)*+	75,000	$ 376,500
Kingold Jewelry, Inc.*+	201,900	456,294
New York & Co., Inc.*	137,000	309,620
Sears Hometown & Outlet Stores, Inc.*+	135,500	668,015
Stage Stores, Inc.+	92,300	517,803

		2,692,762

Textiles, Apparel & Luxury Goods - 1.11%
Crown Crafts, Inc.+	26,100	263,871
Delta Apparel, Inc.*	53,400	878,964

		1,142,835

Thrifts & Mortgage Finance - 6.20%
BSB Bancorp, Inc.*+	14,500	339,735
Charter Financial Corp.	80,000	1,030,400
Entegra Financial Corp.*	12,100	222,156
ESSA Bancorp, Inc.	38,100	526,923
First Financial Northwest, Inc.	47,400	671,658
Home Bancorp, Inc.	6,000	168,000
Ocean Shore Holding Co.+	19,600	443,940
Ocwen Financial Corp.*+	195,400	717,118
Provident Financial Holdings, Inc.	47,000	919,320
Prudential Bancorp, Inc.+	7,200	104,256
Security National Financial Corp., Class A*	41,055	239,761
SI Financial Group, Inc.	59,500	785,400
Westfield Financial, Inc.	27,000	206,550

		6,375,217

Trading Companies & Distributors - 2.69%
Educational Development Corp.	20,400	232,152
General Finance Corp.*+	43,300	194,850
Huttig Building Products, Inc.*	94,600	546,788
MFC Industrial, Ltd.*	155,900	319,595
Titan Machinery, Inc.*+	86,800	902,720
Willis Lease Finance Corp.*	23,700	563,349

		2,759,454

TOTAL COMMON STOCKS - 99.08%		101,807,172

(Cost $95,597,905)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.04%
Fidelity Institutional Government Portfolio	0.31%	46,115	$46,115

TOTAL MONEY MARKET FUND - 0.04%			46,115

(Cost $46,115)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.38%
Fidelity Institutional Government Portfolio**	0.31%	16,831,007	16,831,007

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.38%			16,831,007

(Cost $16,831,007)

TOTAL INVESTMENTS - 115.50%			$118,684,294

(Cost $112,475,027)
Liabilities in Excess of Other Assets - (15.50%)			(15,927,750)

NET ASSETS - 100.00%			$102,756,544

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $16,351,551 as of September 30, 2016.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$101,807,172	$—	—	$101,807,172
Money Market Fund	—	46,115	—	46,115
Investments Purchased with Cash Proceeds from Securities Lending	—	16,831,007	—	16,831,007

TOTAL	$101,807,172	$16,877,122	$—	$118,684,294

See Notes to Schedule of Investments.

www.bridgeway.com	7

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.52%
Aerospace & Defense - 1.69%
Air Industries Group+	80,000	$ 358,400
Arotech Corp.*+	234,163	690,781
CPI Aerostructures, Inc.*	40,079	274,942
Ducommun, Inc.*	63,000	1,438,920
Erickson, Inc.*	2,917	1,959
Innovative Solutions & Support, Inc.*	192,054	610,732
LMI Aerospace, Inc.*+	104,558	742,362
SIFCO Industries, Inc.*+	55,046	552,662
Sparton Corp.*	48,300	1,268,358
Sypris Solutions, Inc.*	25,000	25,750
Tel-Instrument Electronics Corp.*	15,000	55,650

		6,020,516

Air Freight & Logistics - 0.20%
Radiant Logistics, Inc.*+	247,200	702,048

Auto Components - 1.41%
China XD Plastics Co., Ltd.*+	56,000	246,960
Horizon Global Corp.*	50,000	996,500
Shiloh Industries, Inc.*+	124,293	878,752
SORL Auto Parts, Inc.*+	109,900	417,620
Spartan Motors, Inc.	191,500	1,834,570
Strattec Security Corp.	19,100	674,230

		5,048,632

Beverages - 1.06%
Castle Brands, Inc.*	899,187	784,001
Craft Brew Alliance, Inc.*	85,200	1,604,316
Primo Water Corp.*	100,130	1,214,577
Reed’s, Inc.*+	45,000	168,300

		3,771,194

Biotechnology - 10.17%
Actinium Pharmaceuticals, Inc.*+	240,200	324,270
Adverum Biotechnologies, Inc.*	160,797	660,876
Akebia Therapeutics, Inc.*+	65,000	588,250
Aquinox Pharmaceuticals, Inc.*+	62,000	828,320
Aratana Therapeutics, Inc.*+	86,983	814,161
Argos Therapeutics, Inc.*+	97,424	484,197
Arqule, Inc.*	291,493	521,772
Asterias Biotherapeutics, Inc.*+	138,363	586,659
aTyr Pharma, Inc.*+	102,697	326,576
AVEO Pharmaceuticals, Inc.*	433,087	385,447
Aviragen Therapeutics, Inc.*	158,470	304,262

Industry Company	Shares	Value

Biotechnology (continued)
BioSpecifics Technologies Corp.*	22,314	$1,019,080
Calithera Biosciences, Inc.*+	157,850	513,012
Cara Therapeutics, Inc.*+	211,646	1,767,244
CareDx, Inc.*+	115,132	408,719
Catabasis Pharmaceuticals, Inc.*+	51,347	316,298
Cellular Biomedicine Group, Inc.*	37,000	536,500
Cerulean Pharma, Inc.*+	202,623	206,675
ChemoCentryx, Inc.*	98,496	594,916
Chiasma, Inc.*+	19,789	58,180
Cidara Therapeutics, Inc.*	80,000	916,000
Codexis, Inc.*	232,500	1,032,300
CoLucid Pharmaceuticals, Inc.*+	20,000	763,000
Conatus Pharmaceuticals, Inc.*+	103,000	206,000
Concert Pharmaceuticals, Inc.*+	28,200	285,102
CorMedix, Inc.*+	232,701	586,407
Curis, Inc.*+	300,960	785,506
Dicerna Pharmaceuticals, Inc.*+	85,000	499,800
Dimension Therapeutics, Inc.*+	41,400	330,786
Eiger BioPharmaceuticals, Inc.*	28,165	377,129
Fate Therapeutics, Inc.*+	180,000	561,600
Flexion Therapeutics, Inc.*+	39,000	762,060
Genocea Biosciences, Inc.*+	119,000	609,280
GlycoMimetics, Inc.*+	109,764	784,813
Immunomedics, Inc.*+	288,900	938,925
Infinity Pharmaceuticals, Inc.*+	200,000	312,000
Invivo Therapeutics Holdings Corp.*+	66,350	451,180
IsoRay, Inc.*+	265,300	191,043
Kura Oncology, Inc.*	63,000	393,750
Medgenics, Inc.*	165,000	919,050
MediciNova, Inc.*+	77,710	582,048
Minerva Neurosciences, Inc.*+	122,097	1,723,399
Mirna Therapeutics, Inc.*	45,000	88,650
NanoViricides, Inc.*+	225,000	380,250
Neos Therapeutics, Inc.*+	65,000	427,700
Nivalis Therapeutics, Inc.*+	60,000	487,800
Oncocyte Corp.*	100,000	504,000
Oragenics, Inc.*	189,200	87,032
OvaScience, Inc.*+	85,000	608,600

8	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Biotechnology (continued)
Pfenex, Inc.*	96,064	$ 859,773
PharmAthene, Inc.*+	513,244	1,488,408
Pronai Therapeutics, Inc.*+	155,000	282,100
Protalix BioTherapeutics, Inc.*	271,672	152,136
Proteon Therapeutics, Inc.*+	58,986	550,339
REGENXBIO, Inc.*+	47,852	670,407
Regulus Therapeutics, Inc.*+	210,700	695,310
Rigel Pharmaceuticals, Inc.*	150,000	550,500
Synthetic Biologics, Inc.*+	351,078	603,854
Tetraphase Pharmaceuticals, Inc.*+	150,000	574,500
Tokai Pharmaceuticals, Inc.*	100,000	153,000
Vanda Pharmaceuticals, Inc.*	35,000	582,400
Verastem, Inc.*	53,900	71,687
Vitae Pharmaceuticals, Inc.*	60,350	1,262,522

		36,337,560

Building Products - 0.21%
Alpha Pro Tech, Ltd.*+	211,200	760,320

Capital Markets - 1.69%
Calamos Asset Management, Inc., Class A	98,500	671,770
Capitala Finance Corp.+	81,280	1,065,581
FBR & Co.	37,575	497,493
Institutional Financial Markets, Inc.+	30,000	32,700
JMP Group LLC+	96,851	534,618
KCAP Financial, Inc.+	93,900	434,757
Medallion Financial Corp.+	86,711	365,920
Monroe Capital Corp.+	61,403	965,869
Oppenheimer Holdings, Inc., Class A	31,550	450,850
Pzena Investment Management, Inc., Class A	52,800	406,560
Silvercrest Asset Management Group LLC, Class A	50,002	593,524

		6,019,642

Chemicals - 0.92%
Arcadia Biosciences, Inc.*+	75,000	144,000
BioAmber, Inc.*+	166,700	706,808
Core Molding Technologies, Inc.*	45,100	762,190
Flexible Solutions International, Inc.*	1,200	2,664
Gulf Resources, Inc.*	285,900	611,826

Industry Company	Shares	Value

Chemicals (continued)
KMG Chemicals, Inc.	20,000	$ 566,600
Marrone Bio Innovations, Inc.*+	181,200	311,664
Northern Technologies International Corp.*	13,950	175,072

		3,280,824

Commercial Banks - 9.58%
1st Constitution Bancorp+	18,733	258,515
Access National Corp.	33,500	800,650
American National Bankshares, Inc.	31,746	887,301
American River Bankshares*	56,000	607,040
AmeriServ Financial, Inc.+	155,671	512,158
Anchor Bancorp, Inc.*+	22,000	552,640
Auburn National Bancorporation, Inc.+	2,974	81,636
Bank of Commerce Holdings	87,441	629,575
Bankwell Financial Group, Inc.	8,000	189,520
Bar Harbor Bankshares	18,050	662,796
BCB Bancorp, Inc.	55,212	621,135
C&F Financial Corp.	15,400	663,432
Carolina Bank Holdings, Inc.*	27,000	526,770
Century Bancorp, Inc., Class A	23,272	1,054,687
Chemung Financial Corp.+	29,998	869,642
Citizens Holding Co.+	20,670	485,538
CNB Financial Corp.+	40,800	863,328
Codorus Valley Bancorp, Inc.	20,691	452,719
Colony Bankcorp, Inc.*+	16,668	164,847
Community West Bancshares	38,357	314,527
Evans Bancorp, Inc.	18,701	515,400
Farmers Capital Bank Corp.	48,058	1,424,439
First Bancorp, Inc.	30,800	738,276
First Bancshares, Inc. (The)	40,194	780,969
First Business Financial Services, Inc.	42,308	994,238
First Northwest Bancorp*	15,000	202,350
First South Bancorp, Inc.+	56,980	552,136
First United Corp.*	9,200	113,896
Landmark Bancorp, Inc.	11,586	304,364
Macatawa Bank Corp.+	51,500	411,485
MBT Financial Corp.	119,185	1,078,624
Medley Management, Inc., Class A	20,000	168,200
MidSouth Bancorp, Inc.	60,600	630,240
MSB Financial Corp./MD*	25,000	337,750

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
MutualFirst Financial, Inc.+	38,911	$ 1,079,002
Northeast Bancorp	35,000	405,300
Northrim BanCorp, Inc.	34,750	894,812
Ohio Valley Banc Corp.	19,500	431,340
Old Second Bancorp, Inc.	118,690	986,314
Pacific Mercantile Bancorp*+	83,319	614,061
Peapack Gladstone Financial Corp.	39,130	876,903
Penns Woods Bancorp, Inc.+	16,400	729,144
Peoples Bancorp of North Carolina, Inc.	25,301	528,791
Premier Financial Bancorp, Inc.	43,837	751,366
Republic First Bancorp, Inc.*+	23,000	94,530
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	184,540
Select Bancorp, Inc.*+	10,076	80,608
Shore Bancshares, Inc.+	83,400	982,452
Sierra Bancorp	42,900	804,804
Southern First Bancshares, Inc.*	32,215	888,490
Southern National Bancorp of Virginia, Inc.	70,892	925,141
Suffolk Bancorp	37,000	1,286,490
Sussex Bancorp+	23,000	375,590
Two River Bancorp+	33,065	380,248
Union Bankshares, Inc./Morrisville VT+	1,473	50,170
Unity Bancorp, Inc.+	41,500	532,030
Veritex Holdings, Inc.*+	20,000	347,800
West Bancorporation, Inc.+	27,100	531,160

		34,211,909

Commercial Services & Supplies - 1.22%
Acme United Corp.+	3,000	61,920
AMREP Corp.*+	17,000	135,830
ARC Document Solutions, Inc.*	37,820	141,447
Ascent Capital Group, Inc., Class A*	20,000	463,400
Cenveo, Inc.*+	40,933	288,578
CompX International, Inc.	3,200	37,056
Ecology & Environment, Inc., Class A+	3,000	29,670
Fuel Tech, Inc.*	69,400	97,160
Intersections, Inc.*+	85,300	154,393
Patriot National, Inc.*+	105,000	946,050

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
Performant Financial Corp.*	310,000	$ 914,500
TRC Cos., Inc.*	94,275	817,364
Versar, Inc.*	171,800	268,008

		4,355,376

Communications Equipment - 1.86%
Applied Optoelectronics, Inc.*+	25,000	555,250
Bel Fuse, Inc., Class B	35,100	847,314
Black Box Corp.	31,764	441,520
Communications Systems, Inc.	54,700	260,372
EMCORE Corp.	118,702	676,601
KVH Industries, Inc.*	84,510	744,533
Numerex Corp., Class A*+	50,008	389,062
PC-Tel, Inc.+	131,100	693,519
RELM Wireless Corp.+	245,900	1,313,106
Tessco Technologies, Inc.	44,500	552,245
Westell Technologies, Inc., Class A*	362,000	185,525

		6,659,047

Computers & Peripherals - 1.82%
AstroNova, Inc.	32,800	486,424
Concurrent Computer Corp.+	81,300	447,150
Datalink Corp.*	123,700	1,312,457
Imation Corp.*	145,100	91,790
Intevac, Inc.*	89,655	528,964
Novatel Wireless, Inc.*+	225,000	704,250
Qumu Corp.*	85,200	195,108
Silicon Graphics International Corp.*+	155,000	1,193,500
TransAct Technologies, Inc.	80,688	594,671
USA Technologies, Inc.*+	171,400	960,697

		6,515,011

Construction & Engineering - 1.29%
Goldfield Corp. (The)*+	63,480	171,396
Layne Christensen Co.*+	36,430	310,019
Northwest Pipe Co.*	50,295	593,984
Orion Marine Group, Inc.*	168,200	1,152,170
Sterling Construction Co., Inc.*	207,736	1,607,877
Willdan Group, Inc.*+	45,000	789,750

		4,625,196

Consumer Finance - 0.85%
Asta Funding, Inc.*+	122,300	1,284,150
Atlanticus Holdings Corp.*	60,812	186,085

10	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Finance (continued)
Consumer Portfolio Services, Inc.*	155,100	$ 711,909
Regional Management Corp.*	40,000	866,000

		3,048,144

Containers & Packaging - 0.33%
AEP Industries, Inc.+	10,900	1,192,133

Distributors - 0.19%
AMCON Distributing Co.	3,900	351,039
VOXX International Corp.*	104,500	312,455

		663,494

Diversified Consumer Services - 0.80%
Career Education Corp.*	64,850	440,332
Collectors Universe, Inc.	36,960	684,869
Liberty Tax, Inc.+	52,800	674,784
Lincoln Educational Services Corp.*+	153,400	337,480
National American University Holdings, Inc.	350,988	733,565

		2,871,030

Diversified Financial Services - 1.32%
Ashford, Inc.*+	4,000	189,600
California First National Bancorp+	72,757	1,015,688
Emergent Capital, Inc.*	44,200	129,506
FXCM, Inc., Class A*+	26,000	228,020
GAIN Capital Holdings, Inc.	94,400	583,392
Impac Mortgage Holdings, Inc.*+	60,600	799,314
Marlin Business Services Corp.	64,500	1,250,010
Stonegate Mortgage Corp.*+	115,000	526,700

		4,722,230

Diversified Telecommunication Services - 1.25%
Alaska Communications Systems Group, Inc.*	243,000	417,960
Aviat Networks, Inc.*	29,186	268,803
Hawaiian Telcom Holdco, Inc.*	14,686	328,820
HC2 Holdings, Inc.*+	188,600	1,027,870
Hooper Holmes, Inc.*	100,000	124,000
IDT Corp., Class B	50,567	871,775
Ooma, Inc.*+	50,000	454,000
Straight Path Communications, Inc., Class B*+	37,470	959,607

		4,452,835

Industry Company	Shares	Value

Electric Utilities - 0.18%
Spark Energy, Inc., Class A+	21,500	$ 626,295

Electrical Equipment - 0.54%
Allied Motion Technologies, Inc.	35,650	674,142
Espey Manufacturing & Electronics Corp.	10,700	274,455
Highpower International, Inc.*+	50,000	144,500
Preformed Line Products Co.	8,489	357,981
Ultralife Corp.*	112,400	460,840

		1,911,918

Electronic Equipment, Instruments & Components - 4.13%
American Superconductor Corp.*+	37,025	259,545
Control4 Corp.*	80,000	982,400
Electro Scientific Industries, Inc.*	126,700	714,588
Frequency Electronics, Inc.*	41,000	430,910
ID Systems, Inc.*	83,000	406,700
IEC Electronics Corp.*	73,450	350,356
IntriCon Corp.*+	21,500	120,615
Iteris, Inc.*	222,520	809,973
Kemet Corp.*	227,800	813,246
Key Tronic Corp.*	94,300	702,535
Maxwell Technologies, Inc.*+	116,500	601,140
MOCON, Inc.	12,800	200,960
NAPCO Security Technologies, Inc.*+	81,576	587,347
PAR Technology Corp.*	104,750	562,508
PCM, Inc.*	74,200	1,598,268
Perceptron, Inc.*	100,000	672,000
Radisys Corp.*	329,300	1,760,108
RF Industries, Ltd.	35,000	62,300
Richardson Electronics, Ltd.+	102,011	691,635
SMTC Corp.*	149,000	205,620
Vicon Industries, Inc.*	29,900	21,199
Vishay Precision Group, Inc.*	71,900	1,152,557
Wayside Technology Group, Inc.	50,398	893,557
Wireless Telecom Group, Inc.*	93,100	152,684

		14,752,751
Energy - 0.09%
FuelCell Energy, Inc.*+	60,000	325,200

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy Equipment & Services - 2.41%
Basic Energy Services, Inc.*+	160,400	$ 133,036
Dawson Geophysical Co.*	232,139	1,771,221
Enservco Corp.*	266,298	154,453
Era Group, Inc.*	36,750	295,838
Geospace Technologies Corp.*+	46,663	908,995
Gulf Island Fabrication, Inc.	120,400	1,107,680
Gulfmark Offshore, Inc., Class A*	115,800	194,544
Mitcham Industries, Inc.*	158,900	524,370
Natural Gas Services Group, Inc.*	57,600	1,416,384
Pioneer Energy Services Corp.*	280,000	1,131,200
SAExploration Holdings, Inc.*+	718	5,902
Superior Drilling Products, Inc.*+	166,187	157,047
Willbros Group, Inc.*	425,000	799,000

		8,599,670

Food Products - 0.97%
Griffin Industrial Realty, Inc.	13,300	421,477
Inventure Foods, Inc.*+	44,000	413,600
Lifeway Foods, Inc.*+	90,152	1,527,175
Rocky Mountain Chocolate Factory, Inc.+	10,000	104,800
Seneca Foods Corp., Class A*	15,000	423,600
TerraVia Holdings, Inc.*+	212,696	584,914

		3,475,566

Gas Utilities - 0.37%
Delta Natural Gas Co., Inc.+	40,000	954,000
Gas Natural, Inc.	48,800	374,296

		1,328,296

Health Care Equipment & Supplies - 3.58%
AdCare Health Systems, Inc.	129,601	272,162
Avinger, Inc.*+	95,000	453,150
CryoLife, Inc.	95,770	1,682,679
Cutera, Inc.*	60,200	717,584
Digirad Corp.	172,894	881,759
EndoChoice Holdings, Inc.*+	105,000	837,900
ERBA Diagnostics, Inc.*	19,096	9,548
Iridex Corp.*+	25,000	362,250
Kewaunee Scientific Corp.	14,000	333,480
Lantheus Holdings, Inc.*	84,802	702,161

Industry Company	Shares	Value

Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	40,000	$ 793,600
Navidea Biopharmaceuticals, Inc.*+	548,580	502,225
Retractable Technologies, Inc.*	34,000	87,040
Roka Bioscience, Inc.*	207,500	144,212
RTI Surgical, Inc.*	32,621	102,104
Seaspine Holdings Corp.*	22,200	224,442
Sientra, Inc.*+	134,200	1,206,458
Span-America Medical Systems, Inc., Class A	3,000	56,100
TransEnterix, Inc.*+	175,000	295,750
Utah Medical Products, Inc.	35,900	2,146,820
Veracyte, Inc.*+	129,200	983,212

		12,794,636

Health Care Providers & Services - 2.07%
Addus HomeCare Corp.*	28,600	748,176
Alliance HealthCare Services, Inc.*	48,436	332,271
Almost Family, Inc.*	2,400	88,248
BioScrip, Inc.*+	305,000	881,450
BioTelemetry, Inc.*	100,000	1,857,000
Everyday Health, Inc.*	140,000	1,076,600
InfuSystems Holdings, Inc.*	174,900	480,975
Juniper Pharmaceuticals, Inc.*+	59,200	328,560
Nuvectra Corp.*	26,000	179,920
RadNet, Inc.*	89,800	664,520
Trupanion, Inc.*+	44,000	743,600

		7,381,320

Hotels, Restaurants & Leisure - 2.59%
Ark Restaurants Corp.	9,900	224,829
Bravo Brio Restaurant Group, Inc.*	108,500	518,630
Carrols Restaurant Group, Inc.*	43,100	569,351
Dover Downs Gaming & Entertainment, Inc.*	92,580	101,838
Dover Motorsports, Inc.	22,896	56,553
Famous Dave’s of America, Inc.*+	45,200	247,696
Gaming Partners International Corp.*	56,300	596,780
Golden Entertainment, Inc.	42,300	527,481
Ignite Restaurant Group, Inc.*+	173,100	114,246
J Alexander’s Holdings, Inc.*	83,800	848,894
Jamba, Inc.*+	65,662	717,029
Kona Grill, Inc.*+	67,500	848,475

12	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Luby’s, Inc.*+	135,600	$ 581,724
Monarch Casino & Resort, Inc.*	29,485	742,137
Morgans Hotel Group Co.*	159,300	321,786
Nathan’s Famous, Inc.*	12,000	630,540
Nevada Gold & Casinos, Inc.*	120,000	214,800
Papa Murphy’s Holdings, Inc.*+	10,000	64,500
Peak Resorts, Inc.+	31,900	162,371
Red Lion Hotels Corp.*+	74,900	624,666
Town Sports International Holdings, Inc.*	173,571	536,334

		9,250,660

Household Durables - 1.47%
Bassett Furniture Industries, Inc.	12,234	284,440
CSS Industries, Inc.	15,700	401,606
Dixie Group, Inc. (The)*+	100,600	503,000
Emerson Radio Corp.*	198,100	202,062
Flexsteel Industries, Inc.	18,000	930,960
Hooker Furniture Corp.	32,227	789,239
Lifetime Brands, Inc.	45,000	605,700
P&F Industries, Inc., Class A	10,500	87,255
Skullcandy, Inc.+	35,666	226,122
Stanley Furniture Co., Inc.	129,383	231,596
Turtle Beach Corp.*	267,416	350,315
ZAGG, Inc.*	80,000	648,000

		5,260,295

Household Products - 0.44%
Oil-Dri Corp. of America	27,500	1,035,100
Orchids Paper Products Co.+	20,000	544,600

		1,579,700

Independent Power Producers & Energy Traders - 0.21%
Genie Energy, Ltd., Class B+	48,667	287,135
Synthesis Energy Systems, Inc.*+	394,064	476,817

		763,952

Insurance - 1.20%
1347 Property Insurance Holdings, Inc.*+	38,400	241,536
Atlantic American Corp.	21,056	68,643
eHealth, Inc.*	45,000	504,450
Federated National Holding Co.	23,000	429,870
First Acceptance Corp.*	310,200	313,302

Industry Company	Shares	Value

Insurance (continued)
Hallmark Financial Services, Inc.*	80,400	$ 827,316
Health Insurance Innovations, Inc., Class A*+	26,900	141,225
Independence Holding Co.	63,990	1,099,348
Investors Title Co.	6,800	676,600

		4,302,290

Internet & Catalog Retail - 0.43%
CafePress, Inc.*	69,188	221,402
EVINE Live, Inc.*	331,286	758,645
US Auto Parts Network, Inc.*	164,751	542,031

		1,522,078

Internet Software & Services - 4.01%
Amber Road, Inc.*	92,800	895,520
BroadVision, Inc.*+	72,749	372,475
Carbonite, Inc.*	22,400	344,064
Connecture, Inc.*+	205,000	385,400
Demand Media, Inc.*+	212,500	1,209,125
Five9, Inc.*	49,000	768,320
Internap Corp.*	233,600	385,440
Inuvo, Inc.*	265,600	337,312
Limelight Networks, Inc.*	276,537	517,124
Liquidity Services, Inc.*	52,000	584,480
Marchex, Inc., Class B*	195,500	541,535
Marin Software, Inc.*	96,600	243,432
MaxPoint Interactive, Inc.*	30,000	267,600
QuinStreet, Inc.*	196,547	593,572
RealNetworks, Inc.*	105,700	471,422
Reis, Inc.+	17,100	349,866
Rightside Group Ltd*	87,056	792,210
Rocket Fuel, Inc.*+	172,912	456,488
Spark Networks, Inc.*+	249,500	394,210
Support.com, Inc.*	177,981	149,504
Synacor, Inc.*+	100,000	291,000
TheStreet, Inc.	242,700	266,970
Travelzoo, Inc.*	70,000	898,100
Tremor Video, Inc.*	460,200	773,136
Tucows, Inc., Class A*+	22,500	720,000
YuMe, Inc.*+	121,726	483,252
Zedge, Inc., Class B*+	16,855	57,644
Zix Corp.*+	187,582	769,086

		14,318,287

IT Services - 1.79%
CIBER, Inc.*	402,100	462,415
Computer Task Group, Inc.+	76,962	361,721
CSP, Inc.	38,700	393,579

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
Edgewater Technology, Inc.*	91,212	$ 775,302
Information Services Group, Inc.*	196,600	784,434
Innodata, Inc.*	294,955	725,589
Lionbridge Technologies, Inc.*	71,200	356,000
Mattersight Corp.*+	77,877	327,083
ModusLink Global Solutions, Inc.*	140,000	229,600
NCI, Inc., Class A	38,430	444,635
Newtek Business Services Corp.+	18,200	259,532
PRGX Global, Inc.*	178,800	842,148
StarTek, Inc.*	65,000	405,600
WidePoint Corp.*	70,447	30,151

		6,397,789

Leisure Equipment & Products - 0.65%
Escalade, Inc.+	39,780	507,593
JAKKS Pacific, Inc.*+	106,000	915,840
Johnson Outdoors, Inc., Class A	24,800	901,976

		2,325,409

Life Sciences Tools & Services - 0.65%
Enzo Biochem, Inc.*	243,800	1,240,942
Harvard Bioscience, Inc.*	217,017	590,286
pSivida Corp.*+	168,000	505,680

		2,336,908

Machinery - 3.81%
Accuride Corp.*	167,200	428,032
Ampco-Pittsburgh Corp.	57,999	643,209
Chicago Rivet & Machine Co.	10,000	285,000
Commercial Vehicle Group, Inc.*	131,000	757,180
Dynamic Materials Corp.	68,900	734,474
Eastern Co. (The)	33,600	673,008
Gencor Industries, Inc.*	110,250	1,320,795
Graham Corp.+	35,900	685,690
Hardinge, Inc.	53,300	593,229
Hurco Companies, Inc.	46,334	1,300,595
Intelligent Systems Corp.+	35,362	129,071
Key Technology, Inc.*	23,900	258,359
L.B. Foster Co., Class A	29,000	348,290
L.S. Starrett Co. (The), Class A	38,136	374,496
MFRI, Inc.*	71,100	541,782
Miller Industries, Inc.	29,800	679,142
Supreme Industries, Inc., Class A	122,993	2,373,765

Industry Company	Shares	Value

Machinery (continued)
Twin Disc, Inc.+	86,730	$ 1,039,025
Unique Fabricating, Inc.+	13,600	166,464
Xerium Technologies, Inc.*	33,550	266,722

		13,598,328

Media - 1.58%
A.H. Belo Corp., Class A	81,300	597,555
Ballantyne Strong, Inc.*	117,020	819,140
Beasley Broadcast Group, Inc., Class A	28,125	152,719
Emmis Communications Corp., Class A*	59,125	239,456
Harte-Hanks, Inc.	175,000	283,500
Lee Enterprises, Inc.*+	220,000	825,000
McClatchy Co. (The), Class A*+	14,435	232,837
Saga Communications, Inc., Class A	16,866	764,704
Salem Media Group, Inc.	145,100	853,188
Spanish Broadcasting System, Inc., Class A*+	13,629	52,199
Townsquare Media, Inc., Class A*	89,852	839,218

		5,659,516

Metals & Mining - 1.47%
A.M. Castle & Co.*+	181,400	145,120
A-Mark Precious Metals, Inc.	30,100	483,105
Friedman Industries, Inc.	67,000	356,440
Gold Resource Corp.+	129,100	957,922
Olympic Steel, Inc.	43,200	954,720
Ryerson Holding Corp.*	100,000	1,129,000
Synalloy Corp.+	77,400	725,238
Universal Stainless & Alloy Products, Inc.*+	48,286	506,520

		5,258,065

Multiline Retail - 0.48%
Bon-Ton Stores, Inc. (The)	120,439	205,951
Flex Pharma, Inc.*+	79,099	931,786
Gaia, Inc.*	48,400	348,480
Gordmans Stores, Inc.*+	255,100	221,937

		1,708,154

Oil, Gas & Consumable Fuels - 5.50%
Adams Resources & Energy, Inc.	22,300	876,836
Aemetis, Inc.*+	204,139	232,718
Approach Resources, Inc.*+	426,400	1,441,232
Aspen Aerogels, Inc.*+	171,130	1,019,935
Bill Barrett Corp.*+	52,100	289,676

14	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy, Inc.*+	115,000	$ 117,300
Callon Petroleum Co.*	97,800	1,535,460
Clayton Williams Energy, Inc.*+	11,500	982,560
Cloud Peak Energy, Inc.*+	160,000	870,400
Comstock Resources, Inc.*+	50,000	382,000
Contango Oil & Gas Co.*	75,000	766,500
Earthstone Energy, Inc.*+	39,250	337,550
Evolution Petroleum Corp.	217,123	1,363,532
FieldPoint Petroleum Corp.*	23,914	13,440
Gastar Exploration, Inc.*	345,200	291,625
Harvest Natural Resources, Inc.*	224,500	180,498
Independence Contract Drilling, Inc.*+	148,000	777,000
ION Geophysical Corp.*+	85,150	583,278
Jones Energy, Inc., Class A*+	147,742	525,962
Panhandle Oil & Gas, Inc., Class A	23,594	413,603
PetroQuest Energy, Inc.*	86,573	299,543
Resolute Energy Corp.*+	91,860	2,393,872
REX American Resources Corp.*	15,249	1,292,505
Rex Energy Corp.*	465,300	271,689
Ring Energy, Inc.*+	38,358	420,020
Triangle Petroleum Corp.*	271,000	74,525
Uranium Energy Corp.*+	145,000	143,130
VAALCO Energy, Inc.*	299,887	278,655
W&T Offshore, Inc.*+	325,000	572,000
Westmoreland Coal Co.*	75,000	664,500
Yuma Energy, Inc.*	144,800	36,200
Zion Oil & Gas, Inc.*	132,285	185,199

		19,632,943

Paper & Forest Products - 0.05%
Orient Paper, Inc.*	163,811	172,002

Personal Products - 0.52%
CCA Industries, Inc.*+	15,752	47,256
Mannatech, Inc.+	13,600	243,848
Natural Alternatives International, Inc.*+	19,910	261,617
Nutraceutical International Corp.*	37,000	1,155,880
United-Guardian, Inc.	10,000	145,600

		1,854,201

Pharmaceuticals - 3.99%
AcelRx Pharmaceuticals, Inc.*+	243,650	947,798

Industry Company	Shares	Value

Pharmaceuticals (continued)
Achaogen, Inc.*+	125,400	$ 600,666
Agile Therapeutics, Inc.*+	147,034	1,026,297
Alimera Sciences, Inc.*+	234,444	349,322
Corium International, Inc.*	140,000	786,800
Cumberland Pharmaceuticals, Inc.*	202,500	1,014,525
Durect Corp.*	608,600	845,954
Egalet Corp.*+	166,950	1,270,490
Endocyte, Inc.*+	174,000	537,660
Immune Design Corp.*	115,000	871,700
Inotek Pharmaceuticals Corp.*+	54,813	519,627
Marinus Pharmaceuticals, Inc.*+	30,000	54,600
Ocera Therapeutics, Inc.*+	90,000	238,500
Ocular Therapeutix, Inc.*+	100,000	687,000
Pain Therapeutics, Inc.*	368,253	368,216
Synutra International, Inc.*+	25,900	110,334
Tonix Pharmaceuticals Holding Corp.*+	94,401	65,845
Tracon Pharmaceuticals, Inc.*+	37,135	251,033
Vital Therapies, Inc.*+	90,000	550,800
VIVUS, Inc.*	512,800	584,592
vTv Therapeutics, Inc. Class A*	60,000	431,400
Zafgen, Inc.*+	130,000	430,300
Zogenix, Inc.*+	105,540	1,206,322
Zynerba Pharmaceuticals, Inc.*+	40,000	522,000

		14,271,781

Professional Services - 2.02%
CDI Corp.	104,600	593,082
CRA International, Inc.*	54,500	1,449,155
Franklin Covey Co.*	33,334	593,679
Hill International, Inc.*	286,551	1,321,000
Hudson Global, Inc.	264,760	407,730
Mastech Digital, Inc.*	6,250	50,625
RCM Technologies, Inc.+	111,510	737,081
Volt Information Sciences, Inc.*	111,576	708,508
VSE Corp.	40,400	1,373,196

		7,234,056

Real Estate Management & Development - 0.86%
AV Homes, Inc.*+	52,800	878,592
Consolidated-Tomoka Land Co.	21,249	1,087,736
Maui Land & Pineapple Co., Inc.*+	30,000	196,800

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (continued)
Stratus Properties, Inc.*+	37,150	$ 906,460

		3,069,588

Road & Rail - 0.39%
Covenant Transportation Group, Inc., Class A*	20,700	400,131
PAM Transportation Services, Inc.*	31,400	628,628
USA Truck, Inc.*	35,000	358,400

		1,387,159

Semiconductors & Semiconductor Equipment - 2.17%
Amtech Systems, Inc.*	57,500	285,200
AXT, Inc.*	201,006	1,043,221
CyberOptics Corp.*	99,300	2,440,794
GigPeak, Inc.*+	221,900	521,465
GSI Technology, Inc.*	161,417	763,502
Intermolecular, Inc.*	347,600	344,819
inTEST Corp.*+	49,500	198,000
Magnachip Semiconductor Corp.*+	132,000	1,100,880
Pixelworks, Inc.*+	58,900	164,331
Ultra Clean Holdings, Inc.*	118,377	877,174

		7,739,386

Software - 1.78%
American Software, Inc., Class A	35,700	396,270
BSQUARE Corp.*+	79,500	391,140
Corindus Vascular Robotics, Inc.*+	100,000	111,000
Covisint Corp.*+	187,200	408,096
Exa Corp.*	74,150	1,190,108
FalconStor Software, Inc.*	373,498	388,438
GlobalSCAPE, Inc.	81,700	291,669
GSE Systems, Inc.*+	195,125	561,960
Guidance Software, Inc.*	134,481	801,507
QAD, Inc., Class B+	8,250	160,875
Rosetta Stone, Inc.*	103,160	874,797
Seachange International, Inc.*	158,000	472,420
Upland Software, Inc.*+	34,000	299,540

		6,347,820

Specialty Retail - 1.62%
Big 5 Sporting Goods Corp.	14,200	193,404
Build-A-Bear Workshop, Inc.*	29,500	305,620
Christopher & Banks Corp.*	132,200	191,690
Destination Maternity Corp.+	121,000	856,680
Destination XL Group, Inc.*+	149,100	645,603
hhgregg, Inc.*+	100,000	184,000

Industry Company	Shares	Value

Specialty Retail (continued)
New York & Co., Inc.*	283,300	$ 640,258
Tandy Leather Factory, Inc.*+	62,000	474,920
Tilly’s, Inc., Class A*+	142,175	1,335,023
Trans World Entertainment Corp.*	98,403	339,490
West Marine, Inc.*	73,132	604,802

		5,771,490

Textiles, Apparel & Luxury Goods - 1.02%
Charles & Colvard, Ltd.*	50,521	58,604
Cherokee, Inc.*+	16,100	165,830
Culp, Inc.	26,016	774,496
Delta Apparel, Inc.*	32,988	542,982
Lakeland Industries, Inc.*+	67,557	672,192
Perry Ellis International, Inc.*	35,000	674,800
Rocky Brands, Inc.	72,200	763,154

		3,652,058

Thrifts & Mortgage Finance - 4.69%
ASB Bancorp, Inc.*+	21,000	549,780
Atlantic Coast Financial Corp.*+	28,050	176,434
Bank Mutual Corp.	99,000	760,320
Chicopee Bancorp, Inc.+	26,500	490,250
Citizens Community Bancorp, Inc.	35,600	398,008
Eagle Bancorp Montana, Inc.	6,289	91,002
ESSA Bancorp, Inc.	59,000	815,970
First Financial Northwest, Inc.	61,600	872,872
Guaranty Federal Bancshares, Inc.+	20,856	334,113
Hingham Institution for Savings	2,500	346,250
HMN Financial, Inc.*	25,000	355,000
Home Bancorp, Inc.	42,300	1,184,400
HopFed Bancorp, Inc.+	32,988	369,795
Lake Shore Bancorp, Inc.	22,150	295,702
Lake Sunapee Bank Group	20,250	365,918
Malvern Bancorp, Inc.*	37,800	630,504
Ocean Shore Holding Co.	51,837	1,174,108
Provident Financial Holdings, Inc.	63,617	1,244,349
Riverview Bancorp, Inc.+	138,006	742,472
Security National Financial Corp., Class A*+	40,517	236,619
SI Financial Group, Inc.	83,176	1,097,923
Southern Missouri Bancorp, Inc.+	45,800	1,140,420
Territorial Bancorp, Inc.	22,300	639,118

16	Quarterly Report | September 30, 2016 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Timberland Bancorp, Inc.	49,022	$ 772,096
United Community Bancorp	26,200	395,096
United Community Financial Corp.	62,800	446,508
Wayne Savings Bancshares, Inc.+	7,800	107,250
Westfield Financial, Inc.	94,100	719,865

		16,752,142

Trading Companies & Distributors - 1.07%
AeroCentury Corp.*+	10,900	98,100
CAI International, Inc.*	43,000	355,610
Educational Development Corp.+	34,000	386,920
EnviroStar, Inc.+	35,000	285,600
General Finance Corp.*+	170,900	769,050
Houston Wire & Cable Co.+	59,300	367,067
Lawson Products, Inc.*	32,400	574,452
Transcat, Inc.*	5,000	52,500
Willis Lease Finance Corp.*	39,000	927,030

		3,816,329

Water Utilities - 0.86%
Artesian Resources Corp., Class A	21,500	613,610
Cadiz, Inc.*+	96,700	716,547
York Water Co., (The)	58,750	1,742,525

		3,072,682

TOTAL COMMON STOCKS - 99.52%		355,507,861

(Cost $282,055,231)

EXCHANGE TRADED FUND - 0.29%
iShares Micro-Cap ETF+	13,525	1,055,085

TOTAL EXCHANGE TRADED FUND - 0.29%		1,055,085

(Cost $358,303)

WARRANTS - 0.01%
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—
Asterias Biotherapeutics, Inc., expire 09/30/16*+	27,672	14,113
Biotime, Inc., expire 10/01/18*+	16,058	13,007

TOTAL WARRANTS - 0.01%		27,120

(Cost $36,343)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.76%
Fidelity Institutional
Government Portfolio**	0.31%	45,592,202	$45,592,202

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.76%			45,592,202

(Cost $45,592,202)

TOTAL INVESTMENTS - 112.58%			$402,182,268
(Cost $328,042,079)
Liabilities in Excess of Other Assets - (12.58%)			(44,944,932)

NET ASSETS - 100.00%			$357,237,336

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $44,351,577 as of September 30, 2016.

LLC - Limited Liability Company

www.bridgeway.com	17

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$355,507,861	$ —	$ —	$355,507,861
Exchange Traded Fund	1,055,085	—	—	1,055,085
Warrants	27,120	—	—	27,120
Investments
Purchased
with Cash
Proceeds from
Securities
Lending	—	45,592,202	—	45,592,202

TOTAL	$356,590,066	$45,592,202	$ —	$402,182,268

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2016	$ —	$—
Purchases	—	—
Sales	(115,628)	(115,628)
Realized Gain/(Loss)	115,628	115,628
Change in Unrealized Appreciation/ (Depreciation)	—	—
Transfers in	—	—
Transfers out	—	—

Balance as of 09/30/2016	$ —	$—

See Notes to Schedule of Investments.

18	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.17%
Aerospace & Defense - 0.40%
DigitalGlobe, Inc.*	650	$17,875

Air Freight & Logistics - 0.23%
Air Transport Services Group, Inc.*	700	10,045

Airlines - 0.93%
Hawaiian Holdings, Inc.*	550	26,730
SkyWest, Inc.	550	14,526

		41,256

Auto Components - 1.96%
Cooper-Standard Holding, Inc.*	180	17,784
Dorman Products, Inc.*	350	22,365
Drew Industries, Inc.	250	24,505
Fox Factory Holding Corp.*	400	9,188
Stoneridge, Inc.*	300	5,520
Superior Industries International, Inc.	250	7,290

		86,652

Beverages - 1.22%
Cott Corp.	1,450	20,662
MGP Ingredients, Inc.+	200	8,104
National Beverage Corp.*+	500	22,025
Primo Water Corp.*	250	3,032

		53,823

Biotechnology - 1.81%
Five Prime Therapeutics, Inc.*+	300	15,747
Ironwood Pharmaceuticals, Inc.*+	1,350	21,438
Ligand Pharmaceuticals, Inc.*+	220	22,453
PharmAthene, Inc.*+	700	2,030
Theravance Biopharma, Inc.*	500	18,120

		79,788

Building Products - 2.12%
AAON, Inc.	550	15,851
Gibraltar Industries, Inc.*	350	13,002
Insteel Industries, Inc.	200	7,248
NCI Building Systems, Inc.*	750	10,942
Patrick Industries, Inc.*	150	9,288
Trex Co., Inc.*	300	17,616
Universal Forest Products, Inc.	200	19,698

		93,645

Industry Company	Shares	Value

Capital Markets - 1.34%
Capitala Finance Corp.+	150	$ 1,966
Cohen & Steers, Inc.	475	20,306
Golub Capital BDC, Inc.+	550	10,214
Hennessy Advisors, Inc.	50	1,774
Horizon Technology Finance Corp.+	100	1,356
Houlihan Lokey, Inc.	150	3,758
KCG Holdings, Inc., Class A*	900	13,977
PennantPark Investment Corp.+	750	5,640

		58,991

Chemicals - 1.50%
Chase Corp.	100	6,912
H.B. Fuller Co.	525	24,397
Koppers Holdings, Inc.*	200	6,436
Quaker Chemical Corp.	150	15,890
Rayonier Advanced Materials, Inc.+	450	6,016
Tredegar Corp.	350	6,506

		66,157

Commercial Banks - 9.14%
ACNB Corp.+	50	1,329
Arrow Financial Corp.	155	5,072
BancFirst Corp.+	150	10,876
Bankwell Financial Group, Inc.+	100	2,369
BNC Bancorp	450	10,944
Camden National Corp.	100	4,774
Carolina Financial Corp.	150	3,351
CenterState Banks, Inc.	500	8,865
Central Valley Community Bancorp+	100	1,586
Community Bank System, Inc.	450	21,649
Eagle Bancorp, Inc.*	350	17,266
Farmers National Banc Corp.	300	3,234
First Community Bancshares, Inc.	200	4,960
First Community Financial Partners, Inc.*+	200	1,904
First Financial Bancorp	650	14,196
First Financial Corp.	150	6,102
First Mid-Illinois Bancshares, Inc.	100	2,726
First of Long Island Corp. (The)	150	4,972

www.bridgeway.com	19

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Franklin Financial Network, Inc.*	100	$ 3,740
German American Bancorp, Inc.	150	5,840
Great Western Bancorp, Inc.	600	19,992
Independent Bank Corp., MI	250	4,208
Lakeland Financial Corp.	270	9,563
LCNB Corp.+	100	1,822
Macatawa Bank Corp.+	350	2,796
MB Financial, Inc.	800	30,432
MBT Financial Corp.	250	2,262
Mercantile Bank Corp.	150	4,028
Middleburg Financial Corp.	50	1,414
MutualFirst Financial, Inc.	100	2,773
NBT Bancorp, Inc.	450	14,792
Northrim BanCorp, Inc.	50	1,288
NV5 Global, Inc.*	100	3,231
Old Line Bancshares, Inc.+	100	1,973
Old Second Bancorp, Inc.	300	2,493
Pacific Premier Bancorp, Inc.*	250	6,615
Peoples Bancorp, Inc.	200	4,918
Premier Financial Bancorp, Inc.	100	1,714
Provident Bancorp, Inc.*+	100	1,560
QCR Holdings, Inc.	150	4,761
Republic Bancorp, Inc., Class A	200	6,216
Republic First Bancorp, Inc.*	450	1,850
ServisFirst Bancshares, Inc.+	270	14,016
Southern National Bancorp of Virginia, Inc.	150	1,958
Southside Bancshares, Inc.	300	9,654
Southwest Bancorp, Inc.	200	3,798
Stock Yards Bancorp, Inc.	225	7,416
Tompkins Financial Corp.	150	11,462
TriState Capital Holdings, Inc.*	300	4,845
Trustmark Corp.	700	19,292
UMB Financial Corp.	500	29,725
Union Bankshares, Inc./Morrisville VT+	50	1,703
WashingtonFirst Bankshares, Inc.	100	2,461
Wintrust Financial Corp.	550	30,564

		403,350

Commercial Services & Supplies - 1.98%
ABM Industries, Inc.	600	23,820

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
ACCO Brands Corp.*	1,150	$11,086
Casella Waste Systems, Inc., Class A*	400	4,120
HNI Corp.	450	17,910
MSA Safety, Inc.	400	23,216
Viad Corp.	200	7,374

		87,526

Communications Equipment - 1.84%
Gigamon, Inc.*	350	19,180
InterDigital, Inc.	350	27,720
NETGEAR, Inc.*	350	21,172
Oclaro, Inc.*	1,550	13,252

		81,324

Computers & Peripherals - 0.05%
USA Technologies, Inc.*+	400	2,242

Construction & Engineering - 1.43%
Granite Construction, Inc.	400	19,896
IES Holdings, Inc.*+	250	4,448
MasTec, Inc.*	850	25,279
TopBuild Corp.*	400	13,280

		62,903

Construction Materials - 0.07%
United States Lime & Minerals, Inc.+	50	3,300

Consumer Finance - 0.77%
Cardtronics PLC, Class A*	500	22,300
Green Dot Corp., Class A*	500	11,530

		33,830

Distributors - 0.41%
Core-Mark Holding Co., Inc.	500	17,900

Diversified Consumer Services - 1.30%
Capella Education Co.	100	5,804
Carriage Services, Inc.	200	4,730
K12, Inc.*	400	5,740
LifeLock, Inc.*+	1,000	16,920
Nord Anglia Education, Inc.*+	1,100	23,958

		57,152

Diversified Financial Services - 0.64%
Marlin Business Services Corp.	150	2,907
Sterling Bancorp	1,350	23,625

20	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Diversified Financial Services (continued)
Summit Financial Group, Inc.+	100	$ 1,916

		28,448

Diversified Telecommunication Services - 1.25%
8X8, Inc.*	950	14,658
Cogent Communications Holdings, Inc.	500	18,405
Consolidated Communications Holdings, Inc.	550	13,882
ORBCOMM, Inc.*	800	8,200

		55,145

Electric Utilities - 2.66%
ALLETE, Inc.	500	29,810
El Paso Electric Co.	430	20,111
MGE Energy, Inc.	350	19,778
Otter Tail Corp.	400	13,836
PNM Resources, Inc.	850	27,812
Unitil Corp.	150	5,859

		117,206

Electrical Equipment - 1.35%
Brady Corp., Class A	500	17,305
Generac Holdings, Inc.*	700	25,410
Orbotech, Ltd.*	500	14,805
Preformed Line Products Co.	50	2,108

		59,628

Electronic Equipment, Instruments & Components - 5.85%
Badger Meter, Inc.	300	10,053
Coherent, Inc.*	250	27,635
Control4 Corp.*	250	3,070
Electro Scientific Industries, Inc.*	350	1,974
Energous Corp.*+	200	3,922
Fabrinet*	400	17,836
Itron, Inc.*	400	22,304
Kimball Electronics, Inc.*	300	4,158
Littelfuse, Inc.	235	30,270
Lumentum Holdings, Inc.*	625	26,106
Mercury Systems, Inc.*	400	9,828
Plexus Corp.*	350	16,373
Radisys Corp.*	400	2,138
Sanmina Corp.*	800	22,776
TTM Technologies, Inc.*	1,050	12,022
Universal Display Corp.*	500	27,755
Vishay Intertechnology, Inc.	1,400	19,726

		257,946

Industry Company	Shares	Value

Food & Staples Retailing - 0.40%
Village Super Market, Inc., Class A	100	$ 3,201
Weis Markets, Inc.	275	14,575

		17,776

Food Products - 1.91%
Cosan, Ltd., Class A	1,850	13,228
Fresh Del Monte Produce, Inc.	525	31,448
Sanderson Farms, Inc.+	230	22,156
Seneca Foods Corp., Class A*	100	2,824
Tootsie Roll Industries, Inc.+	400	14,732

		84,388

Gas Utilities - 2.57%
Chesapeake Utilities Corp.	150	9,159
Delta Natural Gas Co., Inc.+	50	1,192
New Jersey Resources Corp.	900	29,574
Northwest Natural Gas Co.	300	18,033
South Jersey Industries, Inc.	850	25,118
Spire, Inc.	475	30,276

		113,352

Health Care Equipment & Supplies - 2.80%
Atrion Corp.	20	8,532
Cerus Corp.*+	1,100	6,831
CryoLife, Inc.	350	6,150
Cynosure, Inc., Class A*	250	12,735
Exactech, Inc.*	150	4,054
Iridex Corp.*+	100	1,449
Masimo Corp.*	500	29,745
Nevro Corp.*+	300	31,317
Orthofix International Nv*	200	8,554
SurModics, Inc.*	150	4,514
Vascular Solutions, Inc.*	200	9,646

		123,527

Health Care Providers & Services - 1.96%
Amedisys, Inc.*	350	16,604
AMN Healthcare Services, Inc.*	500	15,935
CorVel Corp.*	200	7,680
Magellan Health, Inc.*	250	13,432
Surgical Care Affiliates, Inc.*	400	19,504
Trupanion, Inc.*+	300	5,070
U.S. Physical Therapy, Inc.	130	8,151

		86,376

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Technology - 0.33%
Omnicell, Inc.*	375	$14,362

Hotels, Restaurants & Leisure - 0.92%
Dave & Buster’s Entertainment, Inc.*+	450	17,631
Eldorado Resorts, Inc.*	550	7,733
Golden Entertainment, Inc.	250	3,118
Intrawest Resorts Holdings, Inc.*	400	6,488
Nathan’s Famous, Inc.*	50	2,627
Potbelly Corp.*	250	3,108

		40,705

Household Durables - 0.76%
Ethan Allen Interiors, Inc.	300	9,381
iRobot Corp.*+	300	13,194
Universal Electronics, Inc.*	150	11,169

		33,744

Household Products - 0.71%
Central Garden & Pet Co., Class A*	500	12,400
Oil-Dri Corp. of America	50	1,882
WD-40 Co.+	150	16,864

		31,146

Independent Power Producers & Energy Traders - 0.55%
Ormat Technologies, Inc.	500	24,205

Insurance - 1.65%
AMERISAFE, Inc.	200	11,756
Blue Capital Reinsurance Holdings, Ltd.	100	1,832
Crawford & Co., Class A	650	5,818
Donegal Group, Inc., Class A	300	4,833
EMC Insurance Group, Inc.	225	6,059
Independence Holding Co.	200	3,436
Investors Title Co.+	20	1,990
Primerica, Inc.+	500	26,515
United Fire Group, Inc.	250	10,580

		72,819

Internet & Catalog Retail - 0.45%
PetMed Express, Inc.+	200	4,056
Shutterfly, Inc.*+	350	15,624

		19,680

Internet Software & Services - 5.73%
Amber Road, Inc.*	300	2,895
Brightcove, Inc.*	350	4,567

Industry Company	Shares	Value

Internet Software & Services (continued)
CommVault Systems, Inc.*	450	$ 23,908
Cornerstone OnDemand, Inc.*	600	27,570
Five9, Inc.*	550	8,624
InterXion Holding NV*	750	27,165
MeetMe, Inc.*+	500	3,100
NIC, Inc.	700	16,450
Paycom Software, Inc.*+	625	31,331
Perficient, Inc.*	400	8,060
Rightside Group Ltd*	200	1,820
Shutterstock, Inc.*+	350	22,295
WebMD Health Corp.*	400	19,880
Wix.com, Ltd.*	430	18,675
XO Group, Inc.*	300	5,799
Zendesk, Inc.*	1,000	30,710

		252,849

IT Services - 0.75%
BG Staffing, Inc.+	100	1,548
CSG Systems International, Inc.	350	14,465
Forrester Research, Inc.	200	7,780
ManTech International Corp., Class A	250	9,422

		33,215

Leisure Equipment & Products - 0.44%
Johnson Outdoors, Inc., Class A	100	3,637
Smith & Wesson Holding Corp.*+	600	15,954

		19,591

Life Sciences Tools & Services - 0.44%
Enzo Biochem, Inc.*	500	2,545
Luminex Corp.*	450	10,224
NeoGenomics, Inc.*	800	6,576

		19,345

Machinery - 2.19%
Alamo Group, Inc.	100	6,589
Astec Industries, Inc.	250	14,967
Global Brass & Copper Holdings, Inc.	250	7,222
John Bean Technologies Corp.+	300	21,165
Lydall, Inc.*	200	10,226
Manitowoc Co., Inc. (The)	1,450	6,946
Mueller Water Products, Inc., Class A	1,700	21,335

22	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Machinery (continued)
NN, Inc.	300	$ 5,475
Supreme Industries, Inc., Class A	150	2,895

		96,820

Materials - 0.61%
Trinseo SA	475	26,866

Media - 0.51%
Entercom Communications Corp., Class A	350	4,529
National CineMedia, Inc.	650	9,568
New Media Investment Group, Inc.	450	6,975
Value Line, Inc.	100	1,624

		22,696

Metals & Mining - 5.55%
Asanko Gold, Inc.*	2,100	8,820
Coeur Mining, Inc.*	1,700	20,111
Endeavour Silver Corp.*+	1,200	6,156
First Majestic Silver Corp.*	1,650	16,995
Fortuna Silver Mines, Inc.*	1,400	10,136
Hecla Mining Co.	4,100	23,370
IAMGOLD Corp.*	4,750	19,238
MAG Silver Corp.*	850	12,818
Mountain Province Diamonds, Inc.*+	1,700	8,908
New Gold, Inc.*	5,400	23,490
Novagold Resources, Inc.*+	3,400	19,040
Olympic Steel, Inc.	100	2,210
Pan American Silver Corp.	1,600	28,192
Richmont Mines, Inc.*	600	6,030
Sandstorm Gold, Ltd.*+	1,600	8,048
Worthington Industries, Inc.	650	31,220

		244,782

Multi-Utilities - 2.03%
Avista Corp.	650	27,163
Black Hills Corp.+	550	33,671
NorthWestern Corp.	500	28,765

		89,599

Oil, Gas & Consumable Fuels - 0.10%
REX American Resources Corp.*	50	4,238

Personal Products - 0.54%
HMS Holdings Corp.*	900	19,953
Medifast, Inc.	100	3,779

		23,732

Industry Company	Shares	Value

Professional Services - 2.04%
CRA International, Inc.*	100	$ 2,659
FTI Consulting, Inc.*	450	20,052
ICF International, Inc.*	200	8,864
Insperity, Inc.	225	16,344
Kelly Services, Inc., Class A	400	7,688
Navigant Consulting, Inc.*	500	10,110
WageWorks, Inc.*	400	24,364

		90,081

Real Estate Investment Trusts (REITs) - 11.93%
Agree Realty Corp.	250	12,360
Alexander’s, Inc.	50	20,980
Anworth Mortgage Asset Corp.	1,000	4,920
Arbor Realty Trust, Inc.	550	4,081
Armada Hoffler Properties, Inc.	350	4,690
Bluerock Residential Growth, Inc.+	200	2,600
CareTrust, Inc.	600	8,868
CatchMark Timber Trust, Inc., Class A	400	4,676
Cedar Realty Trust, Inc.	900	6,480
City Office, Inc.	250	3,182
CYS Investments, Inc.	1,600	13,952
Easterly Government Properties, Inc.+	350	6,678
EastGroup Properties, Inc.	350	25,746
Franklin Street Properties Corp.	1,050	13,230
Getty Realty Corp.	350	8,376
Independence Realty Trust, Inc.	500	4,500
Invesco Mortgage Capital, Inc.	1,200	18,276
Kite Realty Group Trust	900	24,948
Lexington Realty Trust	2,500	25,750
LTC Properties, Inc.	400	20,796
Mack-Cali Realty Corp.	950	25,859
MFA Financial, Inc.	3,900	29,172
Monmouth Real Estate Investment Corp.	700	9,989
MTGE Investment Corp.	500	8,595
New Senior Investment Group, Inc.	850	9,809
NexPoint Residential Trust, Inc.	200	3,932
Orchid Island Capital, Inc.	250	2,605
Owens Realty Mortgage, Inc.+	100	1,732

www.bridgeway.com	23

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Preferred Apartment Communities, Inc., Class A	250	$ 3,378
PS Business Parks, Inc.	280	31,800
QTS Realty Trust, Inc., Class A	500	26,425
Retail Opportunity Investments Corp.	1,150	25,254
Rexford Industrial Realty, Inc.	700	16,023
Saul Centers, Inc.	225	14,985
STAG Industrial, Inc.	750	18,382
Terreno Realty Corp.	500	13,755
Tier, Inc.	500	7,720
UMH Properties, Inc.	300	3,576
Urban Edge Properties	1,050	29,547
Urstadt Biddle Properties, Inc., Class A	400	8,888

		526,515

Real Estate Management & Development - 0.51%
Community Healthcare Trust, Inc.	150	3,288
Farmland Partners, Inc.+	150	1,680
FirstService Corp.	380	17,738

		22,706

Road & Rail - 0.17%
Marten Transport, Ltd.	350	7,350

Semiconductors & Semiconductor Equipment - 3.74%
Advanced Energy Industries, Inc.*	400	18,928
Alpha & Omega Semiconductor, Ltd.*	250	5,430
CEVA, Inc.*	200	7,014
Entegris, Inc.*	1,500	26,130
Exar Corp.*	500	4,655
MaxLinear, Inc., Class A*	650	13,176
MKS Instruments, Inc.	550	27,352
PDF Solutions, Inc.*	350	6,360
Power Integrations, Inc.	300	18,909
Rudolph Technologies, Inc.*	350	6,209
Semtech Corp.*	700	19,411
Ultra Clean Holdings, Inc.*	350	2,594
Ultratech, Inc.*	300	6,924
Vuzix Corp.*+	200	1,772

		164,864

Software - 2.38%
American Software, Inc., Class A	300	3,330

Industry Company	Shares	Value

Software (continued)
Benefitfocus, Inc.*+	300	$ 11,976
BroadSoft, Inc.*	300	13,965
Ebix, Inc.+	350	19,898
Globant SA*+	350	14,742
Model N, Inc.*	300	3,333
Planet Payment, Inc.*	600	2,226
Progress Software Corp.*	500	13,600
RealPage, Inc.*	850	21,845

		104,915

Specialty Retail - 0.77%
MarineMax, Inc.*	250	5,238
Murphy USA, Inc.*	400	28,544

		33,782

Telecommunication Services - 0.16%
B Communications, Ltd.	300	7,230

Thrifts & Mortgage Finance - 1.77%
Banc of California, Inc.	500	8,730
Bank Mutual Corp.	500	3,840
Federal Agricultural Mortgage Corp., Class C	100	3,950
First Defiance Financial Corp.	100	4,464
First Financial Northwest, Inc.	150	2,126
Flagstar Bancorp, Inc.*	600	16,650
Home Bancorp, Inc.	100	2,800
Meta Financial Group, Inc.	100	6,061
Oritani Financial Corp.	500	7,860
Provident Financial Holdings, Inc.+	100	1,956
United Community Financial Corp.	500	3,555
Waterstone Financial, Inc.	300	5,097
WSFS Financial Corp.	300	10,947

		78,036

Trading Companies & Distributors - 0.68%
Beacon Roofing Supply, Inc.*	650	27,345
Huttig Building Products, Inc.*+	250	1,445
Willis Lease Finance Corp.*	50	1,188

		29,978

Water Utilities - 1.36%
American States Water Co.	400	16,020
Artesian Resources Corp., Class A	100	2,854

24	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company		Shares	Value

Common Stocks (continued)
Water Utilities (continued)
California Water Service Group		500	$ 16,045
Connecticut Water Service, Inc.		100	4,973
Consolidated Water Co., Ltd.		150	1,743
Middlesex Water Co.		150	5,286
SJW Corp.		200	8,736
York Water Co., (The)		150	4,449

			60,106

Wireless Telecommunication Services - 0.51%
Cincinnati Bell, Inc.*		2,200	8,976
Shenandoah Telecommunications Co.		500	13,605

			22,581

TOTAL COMMON STOCKS - 100.17%			4,420,089

(Cost $4,106,763)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.85%
Fidelity Institutional Government Portfolio**	0.31%	567,007	567,007

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.85%			567,007

(Cost $567,007)

TOTAL INVESTMENTS - 113.02%			$4,987,096
(Cost $4,673,770)
Liabilities in Excess of Other Assets - (13.02%)			(574,401)

NET ASSETS - 100.00%			$4,412,695

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $558,183 as of September 30, 2016.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$4,420,089	$—	$—	$4,420,089
Investments Purchased with Cash Proceeds from Securities Lending	—	567,007	—	567,007

TOTAL	$4,420,089	$567,007	$—	$4,987,096

See Notes to Schedule of Investments.

www.bridgeway.com	25

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.32%
Airlines - 2.06%
Allegiant Travel Co.	1,800	$ 237,726
Hawaiian Holdings, Inc.*	11,300	549,180

		786,906

Auto Components - 2.91%
Drew Industries, Inc.	5,900	578,318
Tenneco, Inc.*	9,200	536,084

		1,114,402

Biotechnology - 4.95%
Aptevo Therapeutics, Inc.*	5,150	13,184
Emergent BioSolutions, Inc.*	20,000	630,600
Insys Therapeutics, Inc.*+	13,000	153,270
Myriad Genetics, Inc.*+	27,000	555,660
Tokai Pharmaceuticals, Inc.*+	352,800	539,784

		1,892,498

Building Products - 4.40%
American Woodmark Corp.*	7,200	580,104
Insteel Industries, Inc.	15,900	576,216
Simpson Manufacturing Co., Inc.	12,000	527,400

		1,683,720

Capital Markets - 1.14%
Evercore Partners, Inc., Class A	4,400	226,644
HFF, Inc., Class A	3,900	107,991
Marcus & Millichap, Inc.*	3,900	101,985

		436,620

Chemicals - 1.54%
Koppers Holdings, Inc.*	18,300	588,894

Commercial Banks - 1.48%
National Bank Holdings Corp., Class A	24,300	567,891

Commercial Services & Supplies - 2.17%
HNI Corp.	13,800	549,240
Interface, Inc.	5,600	93,464
Kimball International, Inc., Class B	14,600	188,924

		831,628

Communications Equipment - 3.06%
Extreme Networks, Inc.*	126,400	567,536

Industry Company	Shares	Value

Communications Equipment (continued)
Plantronics, Inc.	11,600	$ 602,736

		1,170,272

Computers & Peripherals - 2.41%
Eastman Kodak Co.*+	24,500	367,500
Electronics for Imaging, Inc.*	11,300	552,796

		920,296

Construction & Engineering - 2.81%
Comfort Systems USA, Inc.	17,400	509,994
Installed Building Products, Inc.*	15,700	563,159

		1,073,153

Electrical Equipment - 1.40%
General Cable Corp.	35,800	536,284

Electronic Equipment, Instruments & Components - 3.56%
Badger Meter, Inc.	6,000	201,060
Fabrinet*	12,700	566,293
Littelfuse, Inc.	4,600	592,526

		1,359,879

Energy Equipment & Services - 0.50%
TETRA Technologies, Inc.*	31,200	190,632

Food Products - 1.40%
Tootsie Roll Industries, Inc.+	14,500	534,035

Health Care Equipment & Supplies - 3.33%
Masimo Corp.*	9,200	547,308
SurModics, Inc.*	18,800	565,692
Vascular Solutions, Inc.*	3,300	159,159

		1,272,159

Health Care Providers & Services - 10.68%
Air Methods Corp.*+	17,800	560,522
AMN Healthcare Services, Inc.*	12,600	401,562
BioTelemetry, Inc.*	26,600	493,962
Chemed Corp.	3,400	479,638
Everyday Health, Inc.*	19,000	146,110
LHC Group, Inc.*	15,000	553,200
Molina Healthcare, Inc.*	9,500	554,040
RadNet, Inc.*	79,700	589,780
WellCare Health Plans, Inc.*	2,600	304,434

		4,083,248

26	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure - 3.04%
Dave & Buster’s Entertainment, Inc.*+	2,400	$ 94,032
Isle of Capri Casinos, Inc.*	24,700	550,316
Papa John’s International, Inc.	6,600	520,410

		1,164,758

Household Durables - 1.78%
LGI Homes, Inc.*+	6,000	221,040
Universal Electronics, Inc.*	4,600	342,516
ZAGG, Inc.*	14,300	115,830

		679,386

Insurance - 3.05%
Crawford & Co., Class B	9,300	105,555
Primerica, Inc.+	9,400	498,482
WMIH Corp.*	240,800	563,472

		1,167,509

Internet Software & Services - 6.22%
Brightcove, Inc.*	43,100	562,455
Cimpress NV*	5,600	566,608
EarthLink Holdings Corp.	83,800	519,560
Five9, Inc.*	10,800	169,344
j2 Global, Inc.	8,400	559,524

		2,377,491

IT Services - 3.94%
CSG Systems International, Inc.	12,200	504,226
PFSweb, Inc.*	51,000	455,430
TeleTech Holdings, Inc.	11,500	333,385
Unisys Corp.*+	21,900	213,306

		1,506,347

Leisure Equipment & Products - 1.17%
Nautilus, Inc.*	19,700	447,584

Life Sciences Tools & Services - 1.08%
Cambrex Corp.*+	9,300	413,478

Machinery - 1.95%
Global Brass & Copper Holdings, Inc.	3,500	101,115
Wabash National Corp.*	38,500	548,240
Watts Water Technologies, Inc., Class A	1,500	97,260

		746,615

Materials - 3.06%
CLARCOR, Inc.	8,900	578,500

Industry Company	Shares	Value

Materials (continued)
Trinseo SA+	10,500	$ 593,880

		1,172,380

Metals & Mining - 3.00%
Kaiser Aluminum Corp.	1,300	112,437
U.S. Silica Holdings, Inc.+	8,000	372,480
Worthington Industries, Inc.	13,800	662,814

		1,147,731

Pharmaceuticals - 2.75%
Diplomat Pharmacy, Inc.*+	13,400	375,334
SciClone Pharmaceuticals, Inc.*	42,100	431,525
Sucampo Pharmaceuticals, Inc., Class A*	20,000	246,200

		1,053,059

Professional Services - 3.15%
Mistras Group, Inc.*	23,700	556,239
TriNet Group, Inc.*	4,900	105,987
TrueBlue, Inc.*	24,000	543,840

		1,206,066

Real Estate Investment Trusts (REITs) - 0.98%
LTC Properties, Inc.	3,600	187,164
National Health Investors, Inc.	2,400	188,352

		375,516

Real Estate Management & Development - 1.51%
Altisource Portfolio Solutions SA*+	17,800	576,720

Road & Rail - 0.33%
YRC Worldwide, Inc.*	10,200	125,664

Semiconductors & Semiconductor Equipment - 1.94%
CEVA, Inc.*	3,500	122,745
Integrated Device Technology, Inc.*	26,800	619,080

		741,825

Software - 1.43%
Fair Isaac Corp.	4,400	548,196

Specialty Retail - 4.04%
Asbury Automotive Group, Inc.*	1,600	89,072
Children’s Place, Inc. (The)	2,600	207,662
FirstCash, Inc.	4,900	230,692
Select Comfort Corp.*	20,400	440,640

www.bridgeway.com	27

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Sportsman’s Warehouse Holdings, Inc.*	9,500	$ 99,940
Stein Mart, Inc.	75,200	477,520

		1,545,526

Telecommunication Services - 1.53%
General Communication, Inc., Class A*	12,300	169,125
Windstream Holdings, Inc.+	41,600	418,080

		587,205

Textiles, Apparel & Luxury Goods - 1.81%
Culp, Inc.	6,000	178,620
Wolverine World Wide, Inc.	22,300	513,569

		692,189

Trading Companies & Distributors - 1.04%
Pool Corp.	4,200	396,984

Wireless Telecommunication Services - 0.72%
RingCentral, Inc., Class A*	11,600	274,456

TOTAL COMMON STOCKS - 99.32%		37,989,202

(Cost $33,531,382)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.92%
Fidelity Institutional Government Portfolio	0.31%	354,447	354,447

TOTAL MONEY MARKET FUND - 0.92%			354,447

(Cost $354,447)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.97%
Fidelity Institutional Government Portfolio**	0.31%	4,194,904	4,194,904

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.97%			4,194,904

(Cost $4,194,904)

Value

TOTAL INVESTMENTS - 111.21%	$42,538,553
(Cost $38,080,733)
Liabilities in Excess of Other Assets - (11.21%)	(4,289,129)

NET ASSETS - 100.00%	$38,249,424

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $4,089,205 as of September 30, 2016.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$37,989,202	$—	$—	$37,989,202
Money Market Fund	—	354,447	—	354,447
Investments Purchased with Cash Proceeds from Securities Lending	—	4,194,904	—	4,194,904

TOTAL	$37,989,202	$4,549,351	$—	$42,538,553

See Notes to Schedule of Investments.

28	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.12%
Aerospace & Defense - 0.84%
Kratos Defense & Security Solutions, Inc.*+	72,200	$ 497,458

Air Freight & Logistics - 1.18%
Atlas Air Worldwide Holdings, Inc.*	16,200	693,684

Airlines - 1.42%
SkyWest, Inc.	31,700	837,197

Auto Components - 1.76%
American Axle & Manufacturing Holdings, Inc.*	26,900	463,218
Cooper-Standard Holding, Inc.*	5,800	573,040

		1,036,258

Biotechnology - 0.75%
PDL BioPharma, Inc.+	132,800	444,880

Building Products - 1.83%
Gibraltar Industries, Inc.*	8,800	326,920
Insteel Industries, Inc.	20,800	753,792

		1,080,712

Chemicals - 5.57%
American Vanguard Corp.	43,900	705,034
Innospec, Inc.	16,200	985,122
Rayonier Advanced Materials, Inc.+	62,800	839,636
Stepan Co.	10,400	755,664

		3,285,456

Commercial Banks - 10.09%
Banco Latinoamericano de Comercio Exterior SA, Class E	20,600	580,508
Chemical Financial Corp.	25,940	1,144,732
Customers Bancorp, Inc.*	2,700	67,932
FCB Financial Holdings, Inc., Class A*	17,800	684,054
First BanCorp Puerto Rico*	118,000	613,600
Investors Bancorp, Inc.	60,800	730,208
Kearny Financial Corp.	45,400	617,894
PrivateBancorp, Inc.	17,700	812,784
Webster Financial Corp.	18,300	695,583

		5,947,295

Commercial Services & Supplies - 3.81%
ABM Industries, Inc.	18,500	734,450

Industry Company	Shares	Value

Commercial Services & Supplies (continued)
ACCO Brands Corp.*	85,600	$ 825,184
UniFirst Corp.	5,200	685,672

		2,245,306

Communications Equipment - 2.95%
ATN International, Inc.	9,000	585,360
Extreme Networks, Inc.*	131,100	588,639
NETGEAR, Inc.*	9,300	562,557

		1,736,556

Construction & Engineering - 1.10%
Comfort Systems USA, Inc.	22,200	650,682

Consumer Finance - 1.35%
Nelnet, Inc., Class A	19,700	795,289

Diversified Financial Services - 1.82%
Impac Mortgage Holdings, Inc.*	35,500	468,245
Ladder Capital Corp.	45,549	603,069

		1,071,314

Electric Utilities - 1.24%
Otter Tail Corp.	21,100	729,849

Electrical Equipment - 1.03%
General Cable Corp.	40,600	608,188

Electronic Equipment, Instruments & Components - 9.17%
Benchmark Electronics, Inc.*	25,100	626,245
Sanmina Corp.*	35,900	1,022,073
Spire, Inc.	13,100	834,994
Tech Data Corp.*	7,700	652,267
TTM Technologies, Inc.*	101,500	1,162,175
Vishay Intertechnology, Inc.	44,100	621,369
WGL Holdings, Inc.	7,800	489,060

		5,408,183

Food & Staples Retailing - 0.99%
SUPERVALU, Inc.*	117,500	586,325

Food Products - 2.63%
Omega Protein Corp.*	26,900	628,653
Sanderson Farms, Inc.+	9,600	924,768

		1,553,421

Health Care Providers & Services - 3.93%
Amedisys, Inc.*	11,500	545,560
LHC Group, Inc.*	14,500	534,760

www.bridgeway.com	29

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (continued)
Owens & Minor, Inc.	23,500	$ 816,155
Triple-S Management Corp., Class B*	19,200	421,056

		2,317,531

Household Durables - 1.84%
LGI Homes, Inc.*+	29,400	1,083,096

Household Products - 1.71%
Central Garden & Pet Co., Class A*	40,600	1,006,880

Independent Power Producers & Energy Traders - 1.49%
Talen Energy Corp.*+	63,500	879,475

Insurance - 8.36%
American Equity Investment Life Holding Co.	28,600	507,078
Argo Group International Holdings Ltd.	11,110	626,826
National Western Life Group, Inc., Class A	2,600	533,962
Navigators Group, Inc. (The)	6,700	649,364
OneBeacon Insurance Group Ltd., Class A	60,220	859,942
Safety Insurance Group, Inc.	9,800	658,756
Selective Insurance Group, Inc.	27,500	1,096,150

		4,932,078

Machinery - 4.97%
Astec Industries, Inc.	10,300	616,661
Global Brass & Copper Holdings, Inc.	38,200	1,103,598
Greenbrier Companies., Inc. (The)+	19,700	695,410
Supreme Industries, Inc., Class A	26,800	517,240

		2,932,909

Media - 0.94%
Time, Inc.	38,300	554,584

Metals & Mining - 2.11%
Cliffs Natural Resources, Inc.*+	101,100	591,435
Schnitzer Steel Industries, Inc., Class A	31,100	649,990

		1,241,425

Oil, Gas & Consumable Fuels - 4.03%
Alon USA Energy, Inc.+	48,600	391,716

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.*+	77,000	$ 652,190
Ship Finance International, Ltd.+	44,900	661,377
Western Refining, Inc.	25,300	669,438

		2,374,721

Professional Services - 0.97%
Mistras Group, Inc.*	24,500	575,015

Real Estate Investment Trusts (REITs) - 4.06%
Colony Starwood Homes+	25,800	740,460
Healthcare Realty Trust, Inc.	24,200	824,252
Summit Hotel Properties, Inc.	62,800	826,448

		2,391,160

Software - 2.42%
Advanced Micro Devices, Inc.*	120,900	835,419
Eastman Kodak Co.*	18,500	277,500
Silver Spring Networks, Inc.*	22,100	313,378

		1,426,297

Specialty Retail - 2.83%
FirstCash, Inc.	18,648	877,948
Sportsman’s Warehouse Holdings, Inc.*	55,900	588,068
Stage Stores, Inc.+	35,800	200,838

		1,666,854

Telecommunication Services - 1.76%
Windstream Holdings, Inc.+	103,100	1,036,155

Thrifts & Mortgage Finance - 5.35%
Beneficial Bancorp, Inc.	44,300	651,653
Capitol Federal Financial, Inc.	45,200	635,964
Clifton Bancorp, Inc.	28,900	441,880
Northwest Bancshares, Inc.	49,300	774,503
Provident Financial Services, Inc.	30,600	649,638

		3,153,638

Trading Companies & Distributors - 1.04%
Rush Enterprises, Inc., Class A*	12,600	308,448
Textainer Group Holdings, Ltd.+	40,800	305,592

		614,040

30	Quarterly Report | September 30, 2016 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Transportation Infrastructure - 0.78%
Scorpio Tankers, Inc.+	99,500	$ 460,685

Water Utilities - 1.00%
Middlesex Water Co.	16,700	588,508

TOTAL COMMON STOCKS - 99.12%		58,443,104

(Cost $55,292,450)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.83%
Fidelity Institutional Government Portfolio	0.31%	485,903	485,903

TOTAL MONEY MARKET FUND - 0.83%			485,903

(Cost $485,903)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.83%
Fidelity Institutional Government Portfolio**	0.31%	9,335,205	9,335,205

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.83%			9,335,205

(Cost $9,335,205)

Total Investments - 115.78%			$68,264,212
(Cost $65,113,558)
Liabilities in Excess of Other Assets - (15.78%)			(9,302,872)

NET ASSETS - 100.00%			$58,961,340

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $9,112,636 as of September 30, 2016.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$58,443,104	$—	$—	$58,443,104
Money Market Fund	—	485,903	—	485,903
Investments Purchased with Cash Proceeds from Securities Lending	—	9,335,205	—	9,335,205

TOTAL	$58,443,104	$9,821,108	$—	$68,264,212

See Notes to Schedule of Investments

www.bridgeway.com	31

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.82%
Aerospace & Defense - 2.49%
United Technologies Corp.	132,980	$13,510,768

Air Freight & Logistics - 2.52%
United Parcel Service, Inc., Class B	125,163	13,687,826

Beverages - 5.12%
Coca-Cola Co. (The)	330,514	13,987,352
PepsiCo, Inc.	127,505	13,868,719

		27,856,071

Biotechnology - 2.53%
Gilead Sciences, Inc.	173,500	13,727,320

Commercial Banks - 2.53%
Wells Fargo & Co.	310,759	13,760,409

Communications Equipment - 2.59%
Cisco Systems, Inc.	444,408	14,096,622

Computers & Peripherals - 3.60%
Apple, Inc.	173,050	19,563,303

Diversified Financial Services - 8.01%
Bank of America Corp.	1,025,508	16,049,200
Berkshire Hathaway, Inc., Class B*	95,750	13,833,003
JPMorgan Chase & Co.	205,195	13,663,935

		43,546,138

Diversified Telecommunication Services - 5.18%
AT&T, Inc.	361,425	14,677,469
Verizon Communications, Inc.	258,889	13,457,050

		28,134,519

Energy Equipment & Services - 2.54%
Schlumberger, Ltd.	175,400	13,793,456

Food & Staples Retailing - 5.63%
CVS Health Corp.	190,600	16,961,494
Wal-Mart Stores, Inc.	189,419	13,660,898

		30,622,392

Hotels, Restaurants & Leisure - 2.57%
McDonald’s Corp.	120,900	13,947,024

Household Products - 2.55%
Procter & Gamble Co. (The)	154,726	13,886,659

Industrial Conglomerates - 5.05%
3M Co.	78,650	13,860,490

Industry Company	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	458,143	$ 13,570,196

		27,430,686

Internet & Catalog Retail - 4.02%
Amazon.com, Inc.*	26,100	21,853,791

Internet Software & Services - 3.74%
Alphabet, Inc., Class A*	12,770	10,267,846
Alphabet, Inc., Class C*	12,914	10,037,923

		20,305,769

IT Services - 6.42%
International Business Machines Corp.	86,267	13,703,513
Visa, Inc., Class A	256,600	21,220,820

		34,924,333

Media - 5.04%
Comcast Corp., Class A	205,400	13,626,236
Walt Disney Co. (The)	148,200	13,761,852

		27,388,088

Oil, Gas & Consumable Fuels - 7.68%
Chevron Corp.	133,495	13,739,305
ConocoPhillips	327,635	14,242,293
Exxon Mobil Corp.	157,387	13,736,737

		41,718,335

Pharmaceuticals - 8.02%
Johnson & Johnson	117,052	13,827,353
Merck & Co., Inc.	221,635	13,832,240
Pfizer, Inc.	471,144	15,957,647

		43,617,240

Semiconductors & Semiconductor Equipment - 5.54%
Intel Corp.	407,243	15,373,423
QUALCOMM, Inc.	215,100	14,734,350

		30,107,773

Software - 6.45%
Microsoft Corp.	368,445	21,222,432
Oracle Corp.	352,213	13,834,927

		35,057,359

TOTAL COMMON STOCKS - 99.82%		542,535,881

(Cost $328,806,119)

32	Quarterly Report | September 30, 2016 (Unaudited)

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.45%
Fidelity Institutional Government Portfolio	0.31%	2,436,674	$2,436,674

TOTAL MONEY MARKET FUND - 0.45%			2,436,674

(Cost $2,436,674)

TOTAL INVESTMENTS - 100.27%			$544,972,555
(Cost $331,242,793)
Liabilities in Excess of Other Assets - (0.27%)			(1,457,900)

NET ASSETS - 100.00%			$543,514,655

*	Non-income producing security.
^	Rate disclosed as of September 30, 2016.

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$542,535,881	$–	$–	$542,535,881
Money Market Fund	–	2,436,674	–	2,436,674

TOTAL	$542,535,881	$2,436,674	$–	$544,972,555

See Notes to Schedule of Investments.

www.bridgeway.com	33

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 55.71%
Aerospace & Defense - 2.45%
Honeywell International, Inc.	1,200	$ 139,908
Lockheed Martin Corp.	870	208,556
Northrop Grumman Corp.	1,100	235,345
Raytheon Co.#	1,200	163,356
Spirit Aerosystems Holdings, Inc., Class A*	11,700	521,118
United Technologies Corp.	1,140	115,824

		1,384,107

Air Freight & Logistics - 0.37%
FedEx Corp.#	1,200	209,616

Airlines - 2.29%
Delta Air Lines, Inc.#	13,000	511,680
JetBlue Airways Corp.*#	2,500	43,100
Southwest Airlines Co.#	19,000	738,910

		1,293,690

Auto Components - 0.25%
Delphi Automotive PLC#	900	64,188
Goodyear Tire & Rubber Co. (The)#	2,400	77,520

		141,708

Automobiles - 0.91%
Ford Motor Co.#	42,900	517,803

Beverages - 1.25%
Coca-Cola Co. (The)#	4,100	173,512
Constellation Brands, Inc., Class A#	2,100	349,629
PepsiCo, Inc.#	1,700	184,909

		708,050

Biotechnology - 2.27%
Alexion Pharmaceuticals, Inc,*	500	61,270
Amgen, Inc.	1,100	183,491
Biogen, Inc.*	900	281,727
Celgene Corp.*	1,100	114,983
Gilead Sciences, Inc.#	8,100	640,872

		1,282,343

Capital Markets - 1.33%
Ameriprise Financial, Inc.	680	67,844
BlackRock, Inc.	300	108,738
Charles Schwab Corp. (The)#	7,100	224,147
Goldman Sachs Group, Inc. (The)	700	112,889

Industry Company	Shares	Value

Capital Markets (continued)
Morgan Stanley#	5,300	$169,918
State Street Corp.	1,000	69,630

		753,166

Chemicals - 1.11%
Dow Chemical Co. (The)#	1,800	93,294
LyondellBasell Industries NV, Class A	800	64,528
Monsanto Co.#	1,300	132,860
PPG Industries, Inc.	800	82,688
Praxair, Inc.#	1,200	144,996
Sherwin-Williams Co. (The)	400	110,664

		629,030

Commercial Banks - 1.41%
BB&T Corp.#	1,500	56,580
Comerica, Inc.	1,100	52,052
Huntington Bancshares, Inc.	7,700	75,922
KeyCorp	4,800	58,416
PNC Financial Services Group, Inc. (The)#	2,100	189,189
U.S. Bancorp	2,800	120,092
Wells Fargo & Co.#	5,571	246,684

		798,935

Commercial Services & Supplies - 0.18%
Waste Management, Inc.	1,600	102,016

Communications Equipment - 0.79%
Cisco Systems, Inc.#	8,500	269,620
Juniper Networks, Inc.#	7,500	180,450

		450,070

Computers & Peripherals - 0.93%
Apple, Inc.#	3,200	361,760
Dell Technologies, Inc. - VMware Inc.*	222	10,612
HP, Inc.#	4,100	63,673
Western Digital Corp.#	1,510	88,290

		524,335

Consumer Finance - 0.78%
American Express Co.#	2,600	166,504
Capital One Financial Corp.	1,400	100,562
Santander Consumer USA Holdings, Inc.*#	14,500	176,320

		443,386

34	Quarterly Report | September 30, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Containers & Packaging - 0.06%
Ball Corp.	400	$ 32,780

Diversified Financial Services - 2.15%
AerCap Holdings NV*#	1,100	42,339
Bank of America Corp.#	7,800	122,070
Berkshire Hathaway, Inc., Class B*	3,600	520,092
Citigroup, Inc.#	5,110	241,345
JPMorgan Chase & Co.#	4,400	292,996

		1,218,842

Diversified Telecommunication Services - 1.19%
AT&T, Inc.#	7,900	320,819
CenturyLink, Inc.#	4,300	117,949
Verizon Communications, Inc.#	4,500	233,910

		672,678

Electric Utilities - 0.75%
American Electric Power Co., Inc.	2,300	147,683
Duke Energy Corp.#	1,683	134,707
Exelon Corp.#	4,300	143,147

		425,537

Electrical Equipment - 0.63%
Emerson Electric Co.	1,500	81,765
Fortive Corp.	850	43,265
Johnson Controls International PLC#	4,954	230,510

		355,540

Energy Equipment & Services - 0.31%
Halliburton Co.#	1,700	76,296
Helmerich & Payne, Inc.	1,000	67,300
National Oilwell Varco, Inc.	800	29,392

		172,988

Financials - 0.11%
PayPal Holdings, Inc.*#	1,500	61,455

Food & Staples Retailing - 1.16%
Costco Wholesale Corp.	700	106,757
CVS Health Corp.	1,200	106,788
Kroger Co. (The)#	9,000	267,120
Wal-Mart Stores, Inc.#	2,400	173,088

		653,753

Food Products - 1.99%
Archer-Daniels-Midland Co.	2,000	84,340
Campbell Soup Co.#	8,900	486,830
General Mills, Inc.#	3,200	204,416

Industry Company	Shares	Value

Food Products (continued)
JM Smucker Co. (The)#	1,400	$ 189,756
Mondelez International, Inc. Class A#	3,600	158,040

		1,123,382

Health Care Equipment & Supplies - 1.12%
Abbott Laboratories#	1,800	76,122
Baxter International, Inc.	900	42,840
Becton Dickinson & Co.	920	165,352
C.R. Bard, Inc.	1,100	246,708
Stryker Corp.	860	100,112

		631,134

Health Care Providers & Services - 1.39%
AmerisourceBergen Corp.#	500	40,390
DaVita, Inc.*#	1,600	105,712
Express Scripts Holding Co.*#	1,734	122,299
Laboratory Corp. of America Holdings*	900	123,732
UnitedHealth Group, Inc.#	2,800	392,000

		784,133

Hotels, Restaurants & Leisure - 0.93%
Carnival Corp.#	1,700	82,994
McDonald’s Corp.	1,300	149,968
Starbucks Corp.#	2,700	146,178
Wynn Resorts, Ltd.	500	48,710
Yum! Brands, Inc.#	1,100	99,891

		527,741

Household Products - 1.06%
Clorox Co. (The)	400	50,072
Colgate-Palmolive Co.#	2,500	185,350
Kimberly-Clark Corp.#	1,400	176,596
Procter & Gamble Co. (The)	2,100	188,475

		600,493

Independent Power Producers & Energy Traders - 0.15%
AES Corp.#	6,800	87,380

Industrial Conglomerates - 1.17%
3M Co.#	1,400	246,722
Danaher Corp.#	1,700	133,263
General Electric Co.#	9,600	284,352

		664,337

Insurance - 1.55%
Allstate Corp. (The)#	1,300	89,934
Aon PLC#	1,600	179,984
Chubb, Ltd.	361	45,360

www.bridgeway.com	35

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	1,500	$ 100,875
Progressive Corp. (The)#	3,720	117,180
Travelers Cos., Inc. (The)	3,000	343,650

		876,983

Internet & Catalog Retail - 1.00%
Amazon.com, Inc.*	500	418,655
Priceline Group, Inc. (The)*	100	147,149

		565,804

Internet Software & Services - 2.09%
Alphabet, Inc., Class A*	260	209,056
Alphabet, Inc., Class C*	260	202,095
eBay, Inc.*	1,500	49,350
Facebook, Inc., Class A*#	3,300	423,291
VeriSign, Inc.*#	3,800	297,312

		1,181,104

IT Services - 2.13%
Automatic Data Processing, Inc.	900	79,380
Cognizant Technology Solutions Corp., Class A*#	4,100	195,611
International Business Machines Corp.#	1,300	206,505
MasterCard, Inc., Class A#	1,200	122,124
S&P Global, Inc.	1,000	126,560
Teradata Corp.*	400	12,400
Visa, Inc., Class A	5,200	430,040
Western Union Co. (The)	1,500	31,230

		1,203,850

Leisure Equipment & Products - 0.21%
Hasbro, Inc.#	1,500	118,995

Life Sciences Tools & Services - 0.39%
Thermo Fisher Scientific, Inc.	1,400	222,684

Machinery - 0.29%
Deere & Co.#	1,900	162,165

Media - 2.38%
Comcast Corp., Class A	2,750	182,435
News Corp., Class A	3,300	46,134
Omnicom Group, Inc.#	1,200	102,000
Scripps Networks Interactive, Inc., Class A#	10,400	660,296
Time Warner, Inc.	933	74,276
Twenty-First Century Fox, Inc., Class A#	3,300	79,926

Industry Company	Shares	Value

Media (continued)
Walt Disney Co. (The)#	2,200	$ 204,292

		1,349,359

Multiline Retail - 0.52%
Big Lots, Inc.	500	23,875
Dollar General Corp.#	1,600	111,984
Target Corp.#	2,300	157,964

		293,823

Multi-Utilities - 0.65%
Dominion Resources, Inc.#	1,920	142,598
Public Service Enterprise Group, Inc.	2,800	117,236
Sempra Energy	1,000	107,190

		367,024

Oil, Gas & Consumable Fuels - 3.67%
Anadarko Petroleum Corp.	1,000	63,360
Apache Corp.	500	31,935
Chesapeake Energy Corp.*+	2,100	13,167
Chevron Corp.	2,378	244,744
ConocoPhillips	1,287	55,946
EOG Resources, Inc.#	1,000	96,710
Exxon Mobil Corp.#	5,800	506,224
Kinder Morgan, Inc.	3,300	76,329
Marathon Petroleum Corp.#	2,400	97,416
Occidental Petroleum Corp.	1,200	87,504
Phillips 66#	1,693	136,371
Valero Energy Corp.#	12,600	667,800

		2,077,506

Paper & Forest Products - 0.13%
International Paper Co.	1,500	71,970

Pharmaceuticals - 2.33%
AbbVie, Inc.#	2,800	176,596
Allergan PLC*	300	69,093
Bristol-Myers Squibb Co.#	3,879	209,156
Johnson & Johnson#	3,300	389,829
Merck & Co., Inc.#	4,200	262,122
Pfizer, Inc.#	5,100	172,737
Shire PLC, ADR	192	37,221

		1,316,754

Professional Services - 0.21%
Nielsen Holdings PLC#	2,200	117,854

Real Estate Investment Trusts (REITs) - 1.23%
American Tower Corp.	800	90,664
Crown Castle International Corp.#	1,200	113,052

36	Quarterly Report | September 30, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	1,100	$ 245,454
Simon Property Group, Inc.#	1,200	248,412

		697,582

Road & Rail - 0.14%
Union Pacific Corp.	800	78,024

Semiconductors & Semiconductor Equipment - 1.72%
Applied Materials, Inc.#	8,900	268,335
Intel Corp.#	4,400	166,100
Micron Technology, Inc.*#	8,000	142,240
QUALCOMM, Inc.#	1,900	130,150
Skyworks Solutions, Inc.	400	30,456
Texas Instruments, Inc.#	3,370	236,506

		973,787

Software - 2.03%
Adobe Systems, Inc.*	800	86,832
Citrix Systems, Inc.*	1,100	93,742
Electronic Arts, Inc.*#	2,000	170,800
Hewlett Packard Enterprise Co.#	2,900	65,975
Intuit, Inc.	1,300	143,013
Microsoft Corp.#	5,200	299,520
Oracle Corp.#	3,860	151,621
salesforce.com, inc.*#	1,900	135,527

		1,147,030

Specialty Retail - 1.02%
AutoZone, Inc.*	600	461,004
Gap, Inc. (The)	600	13,344
Ross Stores, Inc.#	1,600	102,880

		577,228

Textiles, Apparel & Luxury Goods - 1.32%
NIKE, Inc., Class B#	9,200	484,380
Skechers U.S.A., Inc., Class A*#	11,400	261,060

		745,440

Trading Companies & Distributors - 0.21%
NOW, Inc.*	200	4,286
W.W. Grainger, Inc.	500	112,420

		116,706

TOTAL COMMON STOCKS - 55.71%		31,512,100

(Cost $24,596,791)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 42.41%
U.S. Treasury Bills - 42.41%
10/13/2016	0.310%(a)	$4,000,000	$ 3,999,812
11/25/2016	0.310%(a)	3,000,000	2,999,268
12/01/2016	0.340%(a)	5,000,000	4,998,515
12/15/2016	0.380%(a)	5,000,000	4,998,125
12/22/2016	0.310%(a)	4,000,000	3,997,900
12/29/2016	0.250%(a)	3,000,000	2,997,993

			23,991,613

TOTAL U.S. GOVERNMENT OBLIGATIONS - 42.41%			23,991,613

(Cost $23,986,789)

	Rate^	Shares	Value

MONEY MARKET FUND - 2.88%
Fidelity Institutional Government Portfolio	0.00%	1,628,439	1,628,439

TOTAL MONEY MARKET FUND — 2.88%			1,628,439

(Cost $1,628,439)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.64%
Fidelity Institutional Government Portfolio**	0.31%	360,340	360,340

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.64%			360,340

(Cost $360,340)

TOTAL INVESTMENTS - 101.64%			57,492,492

(Cost $50,572,359)
Liabilities in Excess of Other Assets - (1.64%)			(929,661)

NET ASSETS - 100.00%			$56,562,831

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $356,043 as of September 30, 2016.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

www.bridgeway.com	37

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Company	Number of Contracts	Value

CALL OPTIONS WRITTEN - (0.59%)

3M Co.
Expiring January, 2017 at $185.00	4	$(1,064)
Abbott Laboratories
Expiring January, 2017 at $45.00	5	(325)
AbbVie, Inc.
Expiring November, 2016 at $70.00	8	(104)
AerCap Holdings NV
Expiring January, 2017 at $42.50	11	(1,540)
AES Corp.
Expiring November, 2016 at $13.00	20	(900)
Allstate Corp. (The)
Expiring October, 2016 at $72.50	4	(32)
American Express Co.
Expiring October, 2016 at $65.00	8	(840)
Aon PLC
Expiring October, 2016 at $115.00	5	(400)
Apple, Inc.
Expiring November, 2016 at $110.00	9	(5,040)
Applied Materials, Inc.
Expiring January, 2017 at $30.00	25	(4,800)
AT&T, Inc.
Expiring January, 2017 at $41.00	23	(2,185)
Bank of America Corp.
Expiring December, 2016 at $16.00	24	(1,464)
BB&T Corp.
Expiring December, 2016 at $39.00	5	(330)
Berkshire Hathaway, Inc.
Expiring January, 2017 at $150.00	20	(4,600)
Bristol-Myers Squibb Co.
Expiring January, 2017 at $57.50	12	(1,884)
Campbell Soup Co.
Expiring January, 2017 at $57.50	70	(8,050)
Expiring January, 2017 at $60.00	6	(360)

		(8,410)
Carnival Corp.
Expiring October, 2016 at $48.00	5	(780)
CenturyLink, Inc.
Expiring October, 2016 at $32.00	13	(65)

Company	Number of Contracts	Value

Charles Schwab Corp. (The)
Expiring December, 2016 at $31.00	21	$ (3,885)
Cisco Systems, Inc.
Expiring December, 2016 at $32.00	25	(2,100)
Citigroup, Inc.
Expiring October, 2016 at $45.00	15	(4,170)
Coca-Cola Co. (The)
Expiring November, 2016 at $45.00	11	(121)
Cognizant Technology Solutions Corp.
Expiring January, 2017 at $60.00	13	(585)
Colgate-Palmolive Co.
Expiring November, 2016 at $77.50	7	(315)
Comcast Corp.
Expiring October, 2016 at $67.50	8	(336)
Constellation Brands, Inc.
Expiring October, 2016 at $170.00	9	(2,313)
Crown Castle International Corp.
Expiring October, 2016 at $95.00	4	(580)
Danaher Corp.
Expiring January, 2017 at $80.00	5	(1,075)
DaVita, Inc.
Expiring October, 2016 at $80.00	5	(75)
Deere & Co.
Expiring December, 2016 at $90.00	6	(1,068)
Delta Air Lines, Inc.
Expiring December, 2016 at $40.00	130	(26,000)
Dollar General Corp.
Expiring November, 2016 at $92.50	5	(25)
Dominion Resources, Inc.
Expiring January, 2017 at $77.50	6	(780)
Dow Chemical Co. (The)
Expiring January, 2017 at $55.00	5	(535)
Duke Energy Corp.
Expiring January, 2017 at $82.50	5	(825)
Electronic Arts, Inc.
Expiring November, 2016 at $85.00	6	(2,346)
EOG Resources, Inc.
Expiring January, 2017 at $95.00	3	(2,205)

38	Quarterly Report | September 30, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Exelon Corp.
Expiring October, 2016 at $38.00	13	$ (65)
Express Scripts Holding Co.
Expiring November, 2016 at $75.00	5	(370)
Exxon Mobil Corp.
Expiring October, 2016 at $90.00	17	(646)
Expiring October, 2016 at $95.00	18	(36)

		(682)
Facebook, Inc.
Expiring December, 2016 at $130.00	10	(5,100)
FedEx Corp.
Expiring January, 2017 at $170.00	4	(4,272)
Ford Motor Co.
Expiring November, 2016 at $13.00	355	(3,195)
Expiring October, 2016 at $14.00	22	(22)

		(3,217)
General Electric Co.
Expiring December, 2016 at $30.00	63	(4,032)
General Mills, Inc.
Expiring October, 2016 at $67.50	10	(170)
Gilead Sciences, Inc.
Expiring November, 2016 at $82.50	50	(9,350)
Expiring November, 2016 at $85.00	10	(1,180)

		(10,530)
Goodyear Tire & Rubber Co. (The)
Expiring January, 2017 at $30.00	8	(2,880)
Halliburton Co.
Expiring November, 2016 at $47.00	5	(520)
Hasbro, Inc.
Expiring October, 2016 at $90.00	5	(50)
Hewlett Packard Enterprise Co.
Expiring November, 2016 at $23.00	9	(675)
HP, Inc.
Expiring November, 2016 at $15.00	12	(1,104)
Intel Corp.
Expiring November, 2016 at $36.00	12	(2,796)

Company	Number of Contracts	Value

International Business Machines Corp.
Expiring October, 2016 at $155.00	4	$(2,660)
JetBlue Airways Corp.

	25	(2,550)
JM Smucker Co. (The)
Expiring October, 2016 at $155.00	5	(25)
Johnson & Johnson
Expiring October, 2016 at $125.00	10	(60)
Johnson Controls International plc
Expiring October, 2016 at $45.00	13	(1,025)
JPMorgan Chase & Co.
Expiring December, 2016 at $67.50	14	(2,520)
Juniper Networks, Inc.
Expiring October, 2016 at $24.00	22	(1,320)
Kimberly-Clark Corp.
Expiring October, 2016 at $140.00	4	(20)
Kroger Co. (The)
Expiring October, 2016 at $35.00	15	(75)
Expiring October, 2016 at $37.50	40	(40)

		(115)
Marathon Petroleum Corp.
Expiring October, 2016 at $40.00	7	(1,260)
MasterCard, Inc.
Expiring October, 2016 at $95.00	4	(2,820)
Merck & Co., Inc.
Expiring November, 2016 at $65.00	13	(1,170)
Micron Technology, Inc.
Expiring December, 2016 at $16.00	25	(6,325)
Microsoft Corp.
Expiring November, 2016 at $60.00	15	(1,080)
Mondelez International, Inc.
Expiring December, 2016 at $45.00	10	(1,470)
Monsanto Co.
Expiring October, 2016 at $105.00	5	(195)
Morgan Stanley
Expiring October, 2016 at $28.00	16	(6,880)

www.bridgeway.com	39

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Nielsen Holdings PLC
Expiring November, 2016 at $55.00	7	$ (665)
NIKE, Inc.
Expiring September, 2016 at $57.50	11	(2,728)
NIKE, Inc., Class B
Expiring October, 2016 at $57.50	50	(250)
Omnicom Group, Inc.
Expiring October, 2016 at $85.00	4	(660)
Oracle Corp.
Expiring January, 2017 at $40.00	11	(1,364)
PayPal Holdings, Inc.
Expiring October, 2016 at $42.00	5	(370)
PepsiCo, Inc.
Expiring January, 2017 at $110.00	5	(1,265)
Pfizer, Inc.
Expiring January, 2017 at $35.00	15	(975)
Phillips 66
Expiring January, 2017 at $82.50	5	(1,425)
PNC Financial Services Group, Inc. (The)
Expiring January, 2017 at $92.50	6	(1,452)
Praxair, Inc.
Expiring October, 2016 at $115.00	4	(2,480)
Progressive Corp. (The)
Expiring November, 2016 at $33.00	11	(385)
QUALCOMM, Inc.
Expiring December, 2016 at $65.00	5	(2,685)
Ross Stores, Inc.
Expiring November, 2016 at $65.00	5	(1,100)
salesforce.com, Inc.
Expiring January, 2017 at $77.50	5	(1,095)
Santander Consumer USA Holdings, Inc.
Expiring October, 2016 at $11.00	145	(19,720)
Scripps Networks Interactive, Inc.
Expiring December, 2016 at $60.00	90	(54,000)
Simon Property Group, Inc.
Expiring October, 2016 at $210.00	4	(1,028)
Skechers U.S.A., Inc.
Expiring October, 2016 at $25.00	114	(6,042)

Company	Number of Contracts	Value

Southwest Airlines Co.
Expiring December, 2016 at $38.00	10	$ (2,600)
Expiring December, 2016 at $40.00	160	(26,080)

		(28,680)
Spirit AeroSystems Holdings, Inc.
Expiring October, 2016 at $45.00	117	(9,360)
Starbucks Corp.
Expiring October, 2016 at $57.50	8	(56)
Target Corp.
Expiring October, 2016 at $75.00	7	(21)
Texas Instruments, Inc.
Expiring October, 2016 at $72.50	8	(264)
Travelers Cos, Inc. (The)
Expiring October, 2016 at $120.00	10	(340)
Twenty-First Century Fox, Inc.
Expiring January, 2017 at $25.00	11	(968)
UnitedHealth Group, Inc.
Expiring January, 2017 at $145.00	9	(2,970)
US Bancorp
Expiring December, 2016 at $45.00	8	(432)
Valero Energy Corp.
Expiring December, 2016 at $57.50	13	(1,287)
Expiring January, 2017 at $57.50	85	(13,090)

		(14,377)
VeriSign, Inc.
Expiring December, 2016 at $80.00	38	(13,680)
Verizon Communications, Inc.
Expiring November, 2016 at $55.00	13	(156)
Visa, Inc.
Expiring December, 2016 at $85.00	17	(2,992)
Wal-Mart Stores, Inc.
Expiring January, 2017 at $75.00	7	(1,001)
Walt Disney Co. (The)
Expiring January, 2017 at $100.00	7	(574)
Wells Fargo & Co.
Expiring October, 2016 at $50.00	16	(48)

40	Quarterly Report | September 30, 2016 (Unaudited)

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Company	Number of Contracts	Value

Call Options Written (continued)
Western Digital Corp.
Expiring November, 2016 at $50.00	5	$ (4,805)
Yum! Brands, Inc.
Expiring January, 2017 at $92.50	3	(1,140)

TOTAL CALL OPTIONS WRITTEN — (0.59%)		(333,613)

(Premiums received $(381,043))

PUT OPTIONS WRITTEN - (0.96%)

AerCap Holdings NV
Expiring October, 2016 at $35.00	90	(5,400)
American Airlines Group, Inc.
Expiring November, 2016 at $35.00	165	(21,285)
AmerisourceBergen Corp.
Expiring January, 2017 at $82.50	40	(20,000)
Applied Materials, Inc.
Expiring October, 2016 at $25.00	130	(260)
Bank of Nova Scotia (The)
Expiring December, 2016 at $50.00	30	(2,700)
Barrick Gold Corp.
Expiring January, 2017 at $20.00	110	(34,650)
Expiring October, 2016 at $20.00	280	(62,440)

		(97,090)
Berkshire Hathaway, Inc.
Expiring January, 2017 at $140.00	15	(4,500)
Best Buy Co., Inc.
Expiring October, 2016 at $34.00	160	(1,280)
CA, Inc.
Expiring November, 2016 at $34.00	25	(4,250)
Canadian Imperial Bank of Commerce
Expiring December, 2016 at $75.00	20	(3,100)
ConAgra Foods, Inc.
Expiring December, 2016 at $42.00	35	(1,820)
Expiring December, 2016 at $45.00	80	(8,080)

		(9,900)
Continental Resources, Inc.
Expiring December, 2016 at $46.00	20	(4,200)

Company	Number of Contracts	Value

Crown Holdings, Inc.
Expiring January, 2017 at $50.00	10	$ (1,250)
Delphi Automotive PLC
Expiring November, 2016 at $67.50	40	(7,200)
Digital Realty Trust, Inc.
Expiring October, 2016 at $100.00	30	(10,500)
Everest Re Group, Ltd.
Expiring October, 2016 at $170.00	30	(1,650)
Harley-Davidson, Inc.
Expiring November, 2016 at $52.50	80	(26,000)
Johnson & Johnson
Expiring January, 2017 at $115.00	50	(13,100)
Kellogg Co.
Expiring January, 2017 at $75.00	75	(19,500)
Kinross Gold Corp.
Expiring January, 2017 at $4.00	520	(22,880)
Expiring November, 2016 at $5.00	313	(30,048)

		(52,928)
Loews Corp.
Expiring December, 2016 at $40.00	105	(8,400)
Manulife Financial Corp.
Expiring December, 2016 at $13.00	10	(300)
NVIDIA Corp.
Expiring October, 2016 at $60.00	90	(2,160)
ONEOK, Inc.
Expiring October, 2016 at $47.50	20	(800)
Petroleo Brasileiro SA
Expiring January, 2017 at $9.00	160	(15,520)
Polaris Industries, Inc.
Expiring December, 2016 at $90.00	50	(79,500)
Expiring October, 2016 at $85.00	60	(59,400)

		(138,900)
Raytheon Co.
Expiring January, 2017 at $130.00	45	(16,425)
Silver Wheaton Corp.
Expiring December, 2016 at $25.00	150	(19,350)

www.bridgeway.com	41

Managed Volatility Fund SCHEDULE OF OPTIONS WRITTEN (continued)

Company	Number of Contracts	Value

Put Options Written (continued)
Toronto-Dominion Bank (The)
Expiring January, 2017 at $42.50	20	$ (2,300)
Expiring January, 2017 at $45.00	60	(13,800)
Expiring October, 2016 at $42.50	56	(1,120)

		(17,220)
United Continental Holdings, Inc.
Expiring December, 2016 at $45.00	110	(10,010)
Expiring January, 2017 at $50.00	20	(5,780)

		(15,790)
United Rentals, Inc.
Expiring September, 2016 at $75.00	60	(300)

TOTAL PUT OPTIONS WRITTEN — (0.96%)	(541,258)

(Premiums received $(600,875))

TOTAL OPTIONS WRITTEN — (1.55%)	$(874,871)

(Premiums received $(981,918))

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Assets Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$31,512,100	$—	$—	$31,512,100
U.S. Government Obligations	—	23,991,613	—	23,991,613
Money Market Fund	—	1,628,439	—	1,628,439
Investments Purchased with Cash Proceeds from Securities Lending	—	360,340	—	360,340

TOTAL	$31,512,100	$25,980,392	$—	$57,492,492

	Liabilities Table

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(490,741)	$(384,130)	$—	$(874,871)

TOTAL	$(490,741)	$(384,130)	$—	$(874,871)

See Notes to Schedule of Investments.

42	Quarterly Report | September 30, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of September 30, 2016 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2016, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation  Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

www.bridgeway.com	43

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2016 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2016, the Managed Volatility Fund transferred a security with a value of $24,295 from Level 2 to Level 1 as of the end of the period, due to the market becoming active. There were no transfers between Level 1 and Level 2 in any of the other Funds. Details regarding transfers into, and transfers out of, Level 3 can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

44	Quarterly Report | September 30, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Risks and Uncertainties  The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses  Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts  The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2016, the Funds had no open futures contracts.

Options  The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

www.bridgeway.com	45

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Covered Call Options and Secured Puts  The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Transactions in options written during the period ended September 30, 2016 are as follows:

	Managed Volatility Fund		Managed Volatility Fund
	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums

Outstanding, June 30, 2016	2,218	$ 388,392	2,502	$ 491,573
Positions Opened	2,610	383,072	3,248	555,563
Exercised	(794)	(127,450)	(852)	(128,784)
Splits	-	-	-	-
Expired	(1,002)	(179,910)	(1,454)	(303,569)
Closed	(537)	(83,057)	(80)	(13,907)

Outstanding, September 30, 2016	2,495	$ 381,047	3,364	$ 600,876

Market Value, September 30, 2016		$(333,613)		$(541,258)

The Aggressive Investors 1 Fund had no transactions in written options during the period ended September 30, 2016.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

Unrealized Appreciation and Depreciation on Investments (Tax Basis)  The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2016, were as follows:

		Ultra-Small	Ultra-Small
	Aggressive Investors 1	Company	Company Market
Gross appreciation (excess of value over tax cost)	$ 26,075,943	$ 18,064,115	$108,675,484
Gross depreciation (excess of tax cost over value)	(8,728,124)	(11,854,848)	(34,569,509)

Net unrealized appreciation (depreciation)	$ 17,347,819	$ 6,209,267	$ 74,105,975

Cost of investments for income tax purposes	$219,207,202	$112,475,027	$328,076,293

	Small-Cap Momentum	Small-Cap Growth	Small-Cap Value
Gross appreciation (excess of value over tax cost)	$ 380,700	$ 5,478,859	$ 7,851,494
Gross depreciation (excess of tax cost over value)	(67,374)	(1,098,065)	(4,700,840)

Net unrealized appreciation (depreciation)	$ 313,326	$ 4,380,794	$ 3,150,654

Cost of investments for income tax purposes	$4,673,770	$38,157,759	$65,113,558

	Blue Chip 35 Index	Managed Volatility
Gross appreciation (excess of value over tax cost)	$209,860,428	$ 7,903,832
Gross depreciation (excess of tax cost over value)	-	(1,003,870)

Net unrealized appreciation (depreciation)	$209,860,428	$ 6,899,962

Cost of investments for income tax purposes	$335,112,127	$50,592,530

The differences between book and tax net unrealized appreciation (depreciation) are primarily due to wash sale loss deferrals and basis adjustments on investments in business development companies and passive foreign investment companies (PFICs).

46	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.61%
Aerospace & Defense - 1.32%
AAR Corp.	92,600	$ 2,900,232
Arotech Corp.*	94,300	278,185
CPI Aerostructures, Inc.*	4,700	32,242
Cubic Corp.	44,500	2,083,045
DigitalGlobe, Inc.*+	29,800	819,500
Ducommun, Inc.*	43,300	988,972
Kratos Defense & Security Solutions, Inc.*+	25,000	172,250
LMI Aerospace, Inc.*+	52,600	373,460
National Presto Industries, Inc.+	5,020	440,706
Sypris Solutions, Inc.*	6,400	6,592

		8,095,184

Air Freight & Logistics - 1.42%
Air T, Inc.*	2,800	56,448
Air Transport Services Group, Inc.*	321,924	4,619,609
Atlas Air Worldwide Holdings, Inc.*	57,700	2,470,714
Wesco Aircraft Holdings, Inc.*	113,800	1,528,334

		8,675,105

Airlines - 1.52%
Hawaiian Holdings, Inc.*	110,634	5,376,812
SkyWest, Inc.	148,791	3,929,570

		9,306,382

Auto Components - 2.02%
China Automotive Systems, Inc.*+	28,200	117,030
China XD Plastics Co., Ltd.*	163,000	718,830
Commercial Vehicle Group, Inc.*	57,300	331,194
Cooper-Standard Holding, Inc.*	51,000	5,038,800
Modine Manufacturing Co.*	142,900	1,694,794
Shiloh Industries, Inc.*	500	3,535
SORL Auto Parts, Inc.*	129,900	493,620
Spartan Motors, Inc.	22,000	210,760
Strattec Security Corp.	10,600	374,180
Superior Industries International, Inc.	115,400	3,365,064
Westport Fuel Systems, Inc.*	302	486

		12,348,293

Biotechnology - 0.08%
AMAG Pharmaceuticals, Inc.*+	19,000	465,690

Industry Company	Shares	Value

Biotechnology (continued)
Enzon Pharmaceuticals, Inc.	60,300	$ 22,564

		488,254

Building Products - 1.19%
Alpha Pro Tech, Ltd.*	20,743	74,675
Gibraltar Industries, Inc.*	126,850	4,712,478
Griffon Corp.	140,900	2,396,709
Universal Forest Products, Inc.	1,000	98,490

		7,282,352

Capital Markets - 1.37%
Arlington Asset Investment Corp., Class A+	13,700	202,623
Calamos Asset Management, Inc., Class A	74,000	504,680
Cowen Group, Inc., Class A*+	329,800	1,197,174
FBR & Co.	600	7,944
GAMCO Investors, Inc., Class A+	10,000	284,700
Great Elm Capital Group, Inc.*+	833	3,907
INTL FCStone, Inc.*	15,100	586,635
Investment Technology Group, Inc.+	57,050	977,837
JMP Group LLC+	300	1,656
KCG Holdings, Inc., Class A*	159,500	2,477,035
Oppenheimer Holdings, Inc., Class A	31,093	444,319
Piper Jaffray Cos.*	35,500	1,714,650

		8,403,160

Chemicals - 3.25%
American Vanguard Corp.	20,000	321,200
China Green Agriculture, Inc.*	133,000	194,180
Core Molding Technologies, Inc.*	17,000	287,300
FutureFuel Corp.	72,800	821,184
Gulf Resources, Inc.*	178,200	381,348
Innophos Holdings, Inc.	10,000	390,300
KMG Chemicals, Inc.	33,200	940,556
Kraton Corp.*	142,150	4,980,936
LSB Industries, Inc.*+	30,000	257,400
Minerals Technologies, Inc.	15,000	1,060,350
Olin Corp.+	52,500	1,077,300
Schulman (A.), Inc.	38,608	1,124,265
Stepan Co.	82,000	5,958,120

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Chemicals (continued)
Trecora Resources*	7,000	$ 79,940
Tredegar Corp.	76,700	1,425,853
Tronox, Ltd., Class A+	65,000	609,051

		19,909,283

Commercial Banks - 15.68%
1st Constitution Bancorp+	3,000	41,400
1st Source Corp.	86,847	3,100,004
Access National Corp.	2,700	64,530
ACNB Corp.	1,000	26,580
American National Bankshares, Inc.+	21,800	609,310
American River Bankshares*	21,300	230,892
AmeriServ Financial, Inc.+	5,000	16,450
Banco Latinoamericano de Comercio Exterior SA, Class E	25,000	704,500
Bank of Commerce Holdings	83,450	600,840
Bankwell Financial Group, Inc.	13,300	315,077
Banner Corp.	11,450	500,823
Bar Harbor Bankshares+	11,250	413,100
BCB Bancorp, Inc.	10,400	117,000
Blue Hills Bancorp, Inc.+	15,000	225,300
BNC Bancorp	48,844	1,187,886
Boston Private Financial Holdings, Inc.	10,000	128,300
BSB Bancorp, Inc.*	31,633	741,161
C&F Financial Corp.	1,200	51,696
Camden National Corp.	9,500	453,530
Capital City Bank Group, Inc.	83,150	1,228,126
Cardinal Financial Corp.	25,000	652,250
Carolina Bank Holdings, Inc.*	500	9,755
Cascade Bancorp*	17,726	107,420
Central Pacific Financial Corp.	25,000	629,750
Central Valley Community Bancorp+	50,000	793,000
Century Bancorp, Inc., Class A	15,200	688,864
Chemung Financial Corp.+	13,500	391,365
Civista Bancshares, Inc.	21,500	304,870
CNB Financial Corp.	83,800	1,773,208
Coastway Bancorp, Inc.*+	1,513	20,728
Codorus Valley Bancorp, Inc.+	4,189	91,655
Community Bankers Trust Corp.*	5,000	27,150

Industry Company	Shares	Value

Commercial Banks (continued)
Community Financial Corp. (The)+	12,500	$ 283,750
Community Trust Bancorp, Inc.	17,500	649,425
ConnectOne Bancorp, Inc.+	15,000	270,900
Customers Bancorp, Inc.*	20,000	503,200
DNB Financial Corp.+	465	11,764
Enterprise Bancorp, Inc.+	38,775	1,085,700
Enterprise Financial Services Corp.	27,700	865,625
Evans Bancorp, Inc.	4,000	110,240
Farmers Capital Bank Corp.	34,400	1,019,616
Farmers National Banc Corp.	150	1,617
Fidelity Southern Corp.	37,623	691,887
Financial Institutions, Inc.	39,300	1,065,423
First BanCorp Puerto Rico*	436,500	2,269,800
First BanCorp Puerto Rico*	114,571	2,267,360
First Bancorp, Inc.+	9,045	216,809
First Bancshares, Inc. (The)	14,900	289,507
First Busey Corp.	42,191	953,517
First Business Financial Services, Inc.	16,000	376,000
First Commonwealth Financial Corp.	158,300	1,597,247
First Community Bancshares, Inc.+	44,000	1,091,200
First Community Corp.	600	9,450
First Connecticut Bancorp, Inc.+	16,100	286,419
First Financial Corp.	37,000	1,505,160
First Internet Bancorp+	1,500	34,635
First Interstate BancSystem, Inc., Class A	95,200	2,999,752
First Merchants Corp.	79,311	2,121,569
First Midwest Bancorp, Inc.	129,000	2,497,440
First of Long Island Corp. (The)	12,000	397,800
First United Corp.*	5,000	61,900
Flushing Financial Corp.	44,297	1,050,725
German American Bancorp, Inc.	13,000	506,090
Great Southern Bancorp, Inc.+	26,900	1,094,830
Great Western Bancorp, Inc.	20,000	666,400
Green Bancorp, Inc.*+	52,000	568,360
Heartland Financial USA, Inc.	41,600	1,500,512
Heritage Commerce Corp.	28,100	307,414
Heritage Financial Corp.	69,860	1,253,987

2	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
Heritage Oaks Bancorp	139,800	$1,146,360
HomeTrust Bancshares, Inc.*	2,961	54,778
Hope Bancorp, Inc.	43,136	749,272
Horizon Bancorp+	3,150	92,547
Independent Bank Corp., MI	63,125	1,062,394
Independent Bank Group, Inc.	16,900	746,473
International Bancshares Corp.	65,687	1,956,159
Lakeland Bancorp, Inc.	102,050	1,432,782
Landmark Bancorp, Inc.	1,050	27,584
LegacyTexas Financial Group, Inc.	10,000	316,300
Macatawa Bank Corp.+	13,200	105,468
Mackinac Financial Corp.+	15,800	181,542
MainSource Financial Group, Inc.	67,610	1,686,870
MBT Financial Corp.	60,322	545,914
Mercantile Bank Corp.	44,100	1,184,085
Middleburg Financial Corp.+	21,400	605,192
MidSouth Bancorp, Inc.	17,000	176,800
MidWestOne Financial Group, Inc.+	24,860	754,998
MutualFirst Financial, Inc.+	18,900	524,097
National Bankshares, Inc.+	2,500	91,950
National Commerce Corp.*	5,400	146,124
NBT Bancorp, Inc.	23,000	756,010
Nicolet Bankshares, Inc.*+	1,355	51,964
Northrim BanCorp, Inc.	30,445	783,959
OFG Bancorp	95,000	960,450
Old Line Bancshares, Inc.+	50	986
Old National Bancorp	20,000	281,200
Old Second Bancorp, Inc.	54,750	454,972
Opus Bank+	1,500	53,055
Orrstown Financial Services, Inc.+	35,500	701,125
Pacific Continental Corp.	55,500	933,510
Park Sterling Corp.	248,817	2,020,394
Parke Bancorp, Inc.	330	4,924
Peapack Gladstone Financial Corp.+	6,894	154,495
Peoples Bancorp of North Carolina, Inc.	4,800	100,320
Peoples Bancorp, Inc.	29,200	718,028
Preferred Bank	35,700	1,276,275
Premier Financial Bancorp, Inc.	25,200	431,928
QCR Holdings, Inc.	2,000	63,480
Renasant Corp.	97,046	3,263,657
Republic Bancorp, Inc., Class A	26,550	825,174

Industry Company	Shares	Value

Commercial Banks (continued)
Republic First Bancorp, Inc.*+	37,000	$ 152,070
S&T Bancorp, Inc.	40,045	1,160,905
Salisbury Bancorp, Inc.+	1,183	36,578
Sandy Spring Bancorp, Inc.	24,000	733,920
SB Financial Group, Inc.	28,400	356,420
Shore Bancshares, Inc.	67,012	789,401
Sierra Bancorp	77,800	1,459,528
Southern National Bancorp of Virginia, Inc.	30,000	391,500
Southside Bancshares, Inc.	22,575	726,464
Southwest Bancorp, Inc.	32,900	624,771
State Bank Financial Corp.+	66,784	1,524,011
Stonegate Bank	44,100	1,488,375
Sussex Bancorp	15,000	244,950
Tompkins Financial Corp.+	12,808	978,659
TowneBank+	1,642	39,457
TriCo Bancshares	600	16,062
TriState Capital Holdings, Inc.*	61,900	999,685
Triumph Bancorp, Inc.*	20,000	396,800
Two River Bancorp+	8,200	94,300
Union Bankshares Corp.	60,966	1,632,060
United Security Bancshares, Inc.+	4,000	42,360
Univest Corp. of Pennsylvania	92,764	2,166,967
Veritex Holdings, Inc.*	30,400	528,656
WesBanco, Inc.	70,273	2,310,576
Westbury Bancorp, Inc.*	1,000	19,530
Xenith Bankshares, Inc.*+	411,754	951,152

		96,018,302

Commercial Services & Supplies - 2.80%
ACCO Brands Corp.*	364,300	3,511,852
Acme United Corp.	735	15,170
Ascent Capital Group, Inc., Class A*	15,000	347,550
Command Security Corp.*+	26,800	71,020
Ecology & Environment, Inc., Class A+	3,500	34,615
EnerNOC, Inc.*+	89,100	482,031
Ennis, Inc.	136,892	2,306,630
Heritage-Crystal Clean, Inc.*+	39,854	529,261
Huron Consulting Group, Inc.*	4,000	239,040
James River Group Holdings, Ltd.	70,600	2,555,720
Kelly Services, Inc., Class A	35,500	682,310
Kimball International, Inc., Class B	31,800	411,492

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (continued)
McGrath RentCorp	83,300	$ 2,641,443
PRGX Global, Inc.*+	115,739	545,131
Quad/Graphics, Inc.	59,300	1,584,496
RCM Technologies, Inc.	55,200	364,872
TRC Cos., Inc.*	10,600	91,902
Versar, Inc.*	8,600	13,416
Viad Corp.	17,400	641,538
Willdan Group, Inc.*	3,900	68,445

		17,137,934

Communications Equipment - 1.19%
ATN International, Inc.+	11,475	746,334
Bel Fuse, Inc., Class B	18,500	446,590
Black Box Corp.	35,900	499,010
Communications Systems, Inc.	4,150	19,754
Comtech Telecommunications Corp.	10,000	128,100
DASAN Zhone Solutions, Inc.*	38,100	43,434
Digi International, Inc.*	45,325	516,705
Finisar Corp.*	80,700	2,404,860
Harmonic, Inc.*+	700	4,151
Infosonics Corp.*	15,000	7,485
NETGEAR, Inc.*	36,030	2,179,455
PC-Tel, Inc.	56,700	299,943

		7,295,821

Computers & Peripherals - 0.05%
Concurrent Computer Corp.	53,600	294,800

Construction & Engineering - 2.09%
Aegion Corp.*	99,341	1,894,433
Goldfield Corp. (The)*	121,000	326,700
Great Lakes Dredge & Dock Corp.*	187,550	656,425
IES Holdings, Inc.*	2,717	48,335
KB Home+	175,900	2,835,508
MasTec, Inc.*	103,700	3,084,038
MYR Group, Inc.*	12,100	364,210
Northwest Pipe Co.*	1,000	11,810
Orion Marine Group, Inc.*	27,592	189,005
Sterling Construction Co., Inc.*	96,400	746,136
TimkenSteel Corp.*+	30,000	313,500
Tutor Perini Corp.*	107,300	2,303,731

		12,773,831

Consumer Finance - 0.86%
Consumer Portfolio Services, Inc.*	97,000	445,230

Industry Company	Shares	Value

Consumer Finance (continued)
Encore Capital Group, Inc.*+	19,600	$ 440,608
EZCORP, Inc., Class A*	33,900	374,934
Green Dot Corp., Class A*	84,600	1,950,876
Nelnet, Inc., Class A	7,800	314,886
Nicholas Financial, Inc.*	43,400	439,208
Regional Management Corp.*	43,100	933,115
World Acceptance Corp.*+	7,700	377,608

		5,276,465

Distributors - 0.26%
AMCON Distributing Co.	1,350	121,514
Essendant, Inc.	47,600	976,752
VOXX International Corp.*+	67,100	200,629
Weyco Group, Inc.+	10,200	274,074

		1,572,969

Diversified Consumer Services - 0.65%
American Public Education, Inc.*	10,000	198,100
DeVry Education Group, Inc.+	22,900	528,074
K12, Inc.*	66,100	948,535
Lincoln Educational Services Corp.*	91,900	202,180
Regis Corp.*	168,150	2,110,282

		3,987,171

Diversified Financial Services - 0.53%
GAIN Capital Holdings, Inc.	139,805	863,995
Marlin Business Services Corp.	10,580	205,040
PHH Corp.*	45,050	650,972
Sterling Bancorp	58,384	1,021,720
Summit Financial Group, Inc.+	22,015	421,807
Tiptree Financial, Inc., Class A	10,000	59,400

		3,222,934

Diversified Telecommunication Services - 0.79%
Alaska Communications Systems Group, Inc.*	347,100	597,012
Hawaiian Telcom Holdco, Inc.*	44,500	996,355
Iridium Communications, Inc.*+	391,325	3,173,646
Lumos Networks Corp.*+	5,000	70,000

		4,837,013

4	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electrical Equipment - 0.83%
Broadwind Energy, Inc.*	25,000	$ 110,000
Encore Wire Corp.	16,500	606,705
General Cable Corp.	65,000	973,700
Highpower International, Inc.*+	25,923	74,917
II-VI, Inc.*	79,250	1,928,152
LSI Industries, Inc.	15,000	168,450
Novanta, Inc.*	9,600	166,560
Powell Industries, Inc.	25,000	1,001,250
Preformed Line Products Co.	1,000	42,170
Ultralife Corp.*	7,350	30,135

		5,102,039

Electronic Equipment, Instruments & Components - 3.74%
Benchmark Electronics, Inc.*	134,000	3,343,300
Fabrinet*	30,050	1,339,930
Insight Enterprises, Inc.*	64,800	2,109,240
Iteris, Inc.*	87,000	316,680
Kemet Corp.*+	57,500	205,275
Key Tronic Corp.*	22,000	163,900
Kimball Electronics, Inc.*	50,400	698,544
PAR Technology Corp.*	101,800	546,666
PCM, Inc.*	8,769	188,884
Rofin-Sinar Technologies, Inc.*	20,000	643,600
Sanmina Corp.*	142,700	4,062,669
ScanSource, Inc.*	16,500	602,250
SigmaTron International, Inc.*	2,500	13,600
SMTC Corp.*	7,500	10,350
TTM Technologies, Inc.*	520,153	5,955,752
Vishay Precision Group, Inc.*	166,448	2,668,161
Wireless Telecom Group, Inc.*	10,000	16,400

		22,885,201

Energy Equipment & Services - 1.41%
Basic Energy Services, Inc.*+	800	664
ENGlobal Corp.*	60,422	91,237
Era Group, Inc.*	56,300	453,215
Gulf Island Fabrication, Inc.+	15,003	138,028
Natural Gas Services Group, Inc.*	68,800	1,691,792
Newpark Resources, Inc.*	101,500	747,040
Parker Drilling Co.*	664,950	1,442,942

Industry Company	Shares	Value

Energy Equipment & Services (continued)
PHI, Inc.*+	12,300	$ 223,491
Pioneer Energy Services Corp.*	198,300	801,132
SEACOR Holdings, Inc.*+	45,900	2,730,591
Unit Corp.*	17,300	321,780

		8,641,912

Food & Staples Retailing - 1.69%
Andersons, Inc. (The)	88,100	3,187,458
Ingles Markets, Inc., Class A	49,800	1,969,092
SpartanNash Co.	145,946	4,220,758
Village Super Market, Inc., Class A	1,709	54,705
Weis Markets, Inc.	17,500	927,500

		10,359,513

Food Products - 0.84%
Alico, Inc.	5,800	155,788
Fresh Del Monte Produce, Inc.	6,650	398,335
Omega Protein Corp.*	123,750	2,892,038
Post Holdings, Inc.*+	6,000	463,020
S&W Seed Co.*+	20,000	102,000
Seneca Foods Corp., Class A*	40,100	1,132,424

		5,143,605

Health Care Equipment & Supplies - 0.13%
AngioDynamics, Inc.*	14,400	252,576
Exactech, Inc.*	17,500	473,025
Kewaunee Scientific Corp.	3,000	71,460

		797,061

Health Care Providers & Services - 1.79%
Almost Family, Inc.*	600	22,062
Amedisys, Inc.*	16,100	763,784
Everyday Health, Inc.*	8,000	61,520
Five Star Quality Care, Inc.*	214,650	409,982
Healthways, Inc.*+	10,000	264,600
InfuSystems Holdings, Inc.*	36,100	99,275
Kindred Healthcare, Inc.	81,350	831,397
LHC Group, Inc.*	1,000	36,880
Magellan Health, Inc.*	26,225	1,409,069
National Healthcare Corp.	13,000	857,870
PharMerica Corp.*	36,750	1,031,572
Select Medical Holdings Corp.*	185,000	2,497,500

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (continued)
Triple-S Management Corp., Class B*	122,300	$ 2,682,039

		10,967,550

Health Care Technology - 0.10%
Halyard Health, Inc.*	17,800	616,948

Hotels, Restaurants & Leisure - 2.55%
Caesars Entertainment Corp.*+	126,600	943,170
Century Casinos, Inc.*	59,600	411,836
Del Frisco’s Restaurant Group, Inc.*	39,700	534,759
Flanigan’s Enterprises, Inc.+	2,500	57,500
International Speedway Corp., Class A	76,456	2,555,160
Intrawest Resorts Holdings, Inc.*+	79,300	1,286,246
Luby’s, Inc.*+	181,900	780,351
Marcus Corp. (The)	130,150	3,258,956
Monarch Casino & Resort, Inc.*	29,400	739,998
Nevada Gold & Casinos, Inc.*+	10,300	18,437
Peak Resorts, Inc.+	104,000	529,360
Penn National Gaming, Inc.*	108,800	1,476,416
Red Lion Hotels Corp.*+	43,905	366,168
Ruby Tuesday, Inc.*	200,300	500,750
Speedway Motorsports, Inc.	120,800	2,157,488

		15,616,595

Household Durables - 1.03%
Bassett Furniture Industries, Inc.+	80,500	1,871,625
CSS Industries, Inc.	53,100	1,358,298
Flexsteel Industries, Inc.	2,000	103,440
Hooker Furniture Corp.	15,000	367,350
Lifetime Brands, Inc.+	60,900	819,714
NACCO Industries, Inc., Class A	9,250	628,630
P&F Industries, Inc., Class A	696	5,784
ZAGG, Inc.*	145,700	1,180,170

		6,335,011

Household Products - 1.01%
Central Garden & Pet Co., Class A*	245,003	6,076,074
Oil-Dri Corp. of America	3,000	112,920

		6,188,994

Insurance - 9.27%
1347 Property Insurance Holdings, Inc.*	24,300	152,847

Industry Company	Shares	Value

Insurance (continued)
Ambac Financial Group, Inc.*	69,000	$1,268,910
American Equity Investment Life Holding Co.	850	15,070
AMERISAFE, Inc.	26,800	1,575,304
Argo Group International Holdings Ltd.	39,160	2,209,407
Baldwin & Lyons, Inc., Class B	75,300	1,929,939
Blue Capital Reinsurance Holdings, Ltd.+	12,173	223,009
Citizens, Inc.*+	13,040	122,054
Crawford & Co., Class A	11,600	103,820
Donegal Group, Inc., Class A	38,200	615,402
eHealth, Inc.*	15,000	168,150
EMC Insurance Group, Inc.	30,550	822,712
Employers Holdings, Inc.	91,300	2,723,479
FBL Financial Group, Inc., Class A+	50,806	3,250,060
Federated National Holding Co.	37,288	696,913
Fidelity & Guaranty Life	40,800	946,152
First Acceptance Corp.*	140,000	141,400
Hallmark Financial Services, Inc.*	57,800	594,762
HCI Group, Inc.+	40,400	1,226,544
Heritage Insurance
Holdings, Inc.+	50,000	720,500
Horace Mann Educators Corp.	93,600	3,430,440
Independence Holding Co.	15,050	258,559
Infinity Property & Casualty Corp.	20,900	1,726,967
Investors Title Co.+	1,000	99,500
Kansas City Life Insurance Co.	7,000	281,750
Kingstone Cos., Inc.	4,300	39,689
Maiden Holdings, Ltd.	219,500	2,785,455
MBIA, Inc.*	100,000	779,000
National Interstate Corp.	23,000	748,190
National Security Group, Inc. (The)	200	3,560
National Western Life Group, Inc., Class A	5,614	1,152,947
Navigators Group, Inc. (The)	37,350	3,619,962
NMI Holdings, Inc., Class A*	250,000	1,905,000
OneBeacon Insurance Group Ltd., Class A	163,900	2,340,492
Safety Insurance Group, Inc.	24,000	1,613,280
Selective Insurance Group, Inc.	90,950	3,625,267
State Auto Financial Corp.	55,550	1,322,646

6	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Insurance (continued)
State National Cos, Inc.	25,000	$ 278,000
Stewart Information Services Corp.	87,150	3,873,818
Third Point Reinsurance Ltd.*+	70,000	840,000
United Fire Group, Inc.	78,800	3,334,816
United Insurance Holdings Corp.	60,000	1,018,800
Universal Insurance Holdings, Inc.+	86,316	2,175,163

		56,759,735

Internet & Catalog Retail - 0.13%
CafePress, Inc.*	43,400	138,880
FTD Cos., Inc.*	25,380	522,067
Lands’ End, Inc.*+	10,000	145,000

		805,947

Internet Software & Services - 0.40%
Autobytel, Inc.*	500	8,900
Blucora, Inc.*	17,597	197,086
Liquidity Services, Inc.*	43,550	489,502
Marchex, Inc., Class B*+	70,000	193,900
MeetMe, Inc.*+	35,100	217,620
Monster Worldwide, Inc.*+	114,100	411,901
RetailMeNot, Inc.*	15,000	148,350
Sohu.com, Inc.*	10,000	442,500
Synacor, Inc.*+	64,000	186,240
YuMe, Inc.*+	35,700	141,729

		2,437,728

IT Services - 1.82%
CIBER, Inc.*	350	402
Computer Task Group, Inc.+	4,400	20,680
Edgewater Technology, Inc.*+	51,100	434,350
Engility Holdings, Inc.*	56,700	1,786,050
Everi Holdings, Inc.*	60,000	148,200
ManTech International Corp., Class A	108,800	4,100,672
ModusLink Global Solutions, Inc.*	46,900	76,916
NCI, Inc., Class A	62,804	726,642
NeuStar, Inc., Class A*+	64,881	1,725,186
Sykes Enterprises, Inc.*	75,134	2,113,519

		11,132,617

Leisure Equipment & Products - 0.26%
Arctic Cat, Inc.+	8,000	123,920

Industry Company	Shares	Value

Leisure Equipment & Products (continued)
JAKKS Pacific, Inc.*+	31,200	$ 269,568
Johnson Outdoors, Inc., Class A	32,779	1,192,172

		1,585,660

Machinery - 2.03%
American Railcar Industries, Inc.	26,900	1,115,543
Ampco-Pittsburgh Corp.+	24,047	266,681
Babcock & Wilcox Enterprises, Inc.*+	35,000	577,500
Briggs & Stratton Corp.	114,300	2,131,695
Chart Industries, Inc.*	52,800	1,733,424
Chicago Rivet & Machine Co.+	1,000	28,500
Cleantech Solutions
International, Inc.*+	11,500	11,960
Columbus McKinnon Corp.	5,400	96,336
Dynamic Materials Corp.+	20,100	214,266
Eastern Co. (The)	18,401	368,572
FreightCar America, Inc.	22,381	321,839
Hardinge, Inc.+	86,400	961,632
Hurco Companies, Inc.	17,857	501,246
Kennametal, Inc.	13,000	377,260
L.B. Foster Co., Class A	100	1,201
L.S. Starrett Co. (The), Class A	27,500	270,050
NN, Inc.	45,500	830,375
Supreme Industries, Inc., Class A	35,805	691,036
TriMas Corp.*	20,000	372,200
Wabash National Corp.*+	110,100	1,567,824
WSI Industries, Inc.+	1,300	4,888

		12,444,028

Marine - 1.29%
Dorian LPG, Ltd.*+	163,000	978,000
Frontline, Ltd.+	35,300	253,101
Navios Maritime Acquisition Corp.	368,800	497,880
Nordic American Tankers Ltd.+	131,300	1,327,443
Overseas Shipholding
Group, Inc., Class A	1,316	13,910
Scorpio Tankers, Inc.	230,000	1,064,900
Ship Finance International, Ltd.+	185,000	2,725,050

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Marine (continued)
Teekay Tankers, Ltd., Class A	404,800	$ 1,024,144

		7,884,428

Media - 2.08%
Entercom Communications Corp., Class A	220,225	2,849,712
Eros International PLC*+	24,700	378,404
Gannett Co., Inc.	160,000	1,862,400
Global Sources, Ltd.*+	4,200	35,616
Harte-Hanks, Inc.	83,400	135,108
Insignia Systems, Inc.*+	4,900	11,515
McClatchy Co. (The), Class A*	15,432	248,918
New Media Investment Group, Inc.+	93,300	1,446,150
Radio One, Inc., Class D*+	800	2,424
Reading International, Inc., Class A*	31,209	416,640
Saga Communications, Inc., Class A	6,765	306,725
Salem Media Group, Inc.+	83,452	490,698
Scholastic Corp.	72,800	2,865,408
Time, Inc.	26,350	381,548
Townsquare Media, Inc., Class A*	140,056	1,308,123

		12,739,389

Metals & Mining - 2.24%
Carpenter Technology Corp.+	36,600	1,510,116
Century Aluminum Co.*	147,100	1,022,345
Coeur Mining, Inc.*+	91,800	1,085,994
Ferroglobe PLC+	20,000	180,600
Handy & Harman, Ltd.*	8,150	171,476
Haynes International, Inc.	25,200	935,172
Hecla Mining Co.+	557,000	3,174,900
Kaiser Aluminum Corp.	21,980	1,901,050
Materion Corp.	48,600	1,492,506
Olympic Steel, Inc.	20,000	442,000
Schnitzer Steel Industries, Inc., Class A	59,700	1,247,730
Stillwater Mining Co.*+	20,000	267,200
Synalloy Corp.+	14,000	131,180
Universal Stainless & Alloy Products, Inc.*	16,250	170,462

		13,732,731

Multiline Retail - 0.20%
Fred’s, Inc., Class A	133,600	1,210,416

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels - 7.20%
Adams Resources & Energy, Inc.	23,100	$ 908,292
Alon USA Energy, Inc.+	232,850	1,876,771
Ardmore Shipping Corp.+	99,700	701,888
Bill Barrett Corp.*+	1,000	5,560
Bonanza Creek Energy, Inc.*+	16,000	16,320
California Resources Corp.+	40,000	500,000
Callon Petroleum Co.*	311,300	4,887,410
Clayton Williams Energy, Inc.*+	54,500	4,656,480
Cloud Peak Energy, Inc.*+	800	4,352
Delek US Holdings, Inc.	90,000	1,556,100
DHT Holdings, Inc.	425,122	1,781,261
Earthstone Energy, Inc.*+	3,202	27,537
Forum Energy Technologies, Inc.*	148,310	2,945,437
GasLog Ltd.+	25,000	363,750
Gastar Exploration, Inc.*	2,540	2,146
Gran Tierra Energy, Inc.*+	148,100	445,781
Green Plains, Inc.	90,200	2,363,240
Hallador Energy Co.+	70,000	551,600
Independence Contract Drilling, Inc.*	115,519	606,475
ION Geophysical Corp.*+	3,333	22,831
Matador Resources Co.*+	95,000	2,312,300
McDermott International, Inc.*+	538,400	2,697,384
Mexco Energy Corp.*	6,000	24,600
Mitcham Industries, Inc.*	15,100	49,830
MRC Global, Inc.*	195,500	3,212,065
New Concept Energy, Inc.*	4,800	14,304
Northern Oil and Gas, Inc.*+	1,000	2,680
Oasis Petroleum, Inc.*+	237,000	2,718,390
Oil States International, Inc.*	18,000	568,260
Pacific Ethanol, Inc.*+	1,000	6,910
Renewable Energy Group, Inc.*+	163,885	1,388,106
REX American Resources Corp.*	33,920	2,875,059
Ring Energy, Inc.*+	50,000	547,500
SM Energy Co.+	12,000	462,960
SunCoke Energy, Inc.+	40,000	320,800
Synergy Resources Corp.*+	110,000	762,300
TETRA Technologies, Inc.*	303,600	1,854,996
TransAtlantic Petroleum, Ltd.*	28,500	34,770
W&T Offshore, Inc.*	800	1,408

		44,077,853

8	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Paper & Forest Products - 0.93%
Clearwater Paper Corp.*	30,500	$ 1,972,435
Mercer International, Inc.	276,250	2,339,838
PH Glatfelter Co.	63,800	1,383,184

		5,695,457

Personal Products - 0.18%
Mannatech, Inc.+	8,400	150,612
Natural Alternatives
International, Inc.*	6,400	84,096
Nutraceutical International Corp.*	28,700	896,588

		1,131,296

Pharmaceuticals - 0.11%
Cumberland Pharmaceuticals, Inc.*	23,000	115,230
Enanta Pharmaceuticals, Inc.*+	20,000	532,200

		647,430

Professional Services - 2.73%
CBIZ, Inc.*	142,600	1,595,694
CRA International, Inc.*	53,500	1,422,565
FTI Consulting, Inc.*	56,700	2,526,552
Heidrick & Struggles International, Inc.	55,000	1,020,250
ICF International, Inc.*	36,229	1,605,669
Mistras Group, Inc.*	15,000	352,050
Navigant Consulting, Inc.*	239,600	4,844,712
RPX Corp.*	232,600	2,486,494
SPAR Group, Inc.*	1,500	1,605
TrueBlue, Inc.*	2,750	62,315
VSE Corp.	23,600	802,164

		16,720,070

Real Estate Management & Development - 0.24%
Forestar Group, Inc.*+	80,000	936,800
RE/MAX Holdings, Inc., Class A	6,168	270,035
St. Joe Co. (The)*+	15,000	275,700

		1,482,535

Road & Rail - 1.43%
ArcBest Corp.	94,500	1,797,390
Celadon Group, Inc.+	46,900	409,906
Covenant Transportation Group, Inc., Class A*+	93,900	1,815,087
Greenbrier Companies., Inc. (The)+	18,000	635,400
Marten Transport, Ltd.+	152,982	3,212,622
PAM Transportation Services, Inc.*	19,205	384,484

Industry Company	Shares	Value

Road & Rail (continued)
USA Truck, Inc.*	51,436	$ 526,705

		8,781,594

Semiconductors & Semiconductor Equipment - 2.73%
Alpha & Omega
Semiconductor, Ltd.*	214,244	4,653,380
Amkor Technology, Inc.*	202,291	1,966,269
AXT, Inc.*	100,000	519,000
Brooks Automation, Inc.	400	5,444
Cohu, Inc.	5,000	58,700
Diodes, Inc.*	105,399	2,249,215
FormFactor, Inc.*+	15,000	162,750
GigPeak, Inc.*+	60,000	141,000
inTEST Corp.*+	55,000	220,000
IXYS Corp.	57,500	692,875
Kulicke & Soffa Industries, Inc.*	123,632	1,598,562
NeoPhotonics Corp.*	50,000	817,000
Photronics, Inc.*	205,050	2,114,066
Rudolph Technologies, Inc.*	15,100	267,874
SunEdison Semiconductor Ltd.*	40,000	455,600
Ultra Clean Holdings, Inc.*	85,700	635,037
Xcerra Corp.*	25,000	151,500

		16,708,272

Software - 0.99%
Ebix, Inc.+	50,000	2,842,500
EPIQ Systems, Inc.	50,000	824,500
GSE Systems, Inc.*+	22,500	64,800
Mind CTI Ltd.	200	432
Net 1 UEPS Technologies, Inc.*	252,900	2,164,824
NetSol Technologies, Inc.*+	31,000	194,060

		6,091,116

Specialty Retail - 4.20%
Barnes & Noble Education, Inc.*	64,824	620,366
Barnes & Noble, Inc.+	112,000	1,265,600
Big 5 Sporting Goods Corp.	132,345	1,802,539
Caleres, Inc.	53,000	1,340,370
Children’s Place, Inc. (The)+	20,200	1,613,374
Citi Trends, Inc.	53,900	1,074,227
Destination Maternity Corp.+	9,800	69,384
Express, Inc.*	60,000	707,400
Finish Line, Inc. (The), Class A	53,600	1,237,088
FirstCash, Inc.	67,788	3,191,459
Genesco, Inc.*+	42,500	2,314,550
Group 1 Automotive, Inc.	14,000	894,320

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Specialty Retail (continued)
Guess?, Inc.	99,100	$ 1,447,851
Haverty Furniture Cos., Inc.	12,700	254,508
hhgregg, Inc.*+	48,100	88,504
New York & Co., Inc.*	48,100	108,706
Rent-A-Center, Inc.	2,000	25,280
Sears Hometown & Outlet Stores, Inc.*+	10,000	49,300
Shoe Carnival, Inc.	63,600	1,695,576
Sonic Automotive, Inc., Class A	63,500	1,193,800
Stage Stores, Inc.+	54,255	304,371
Systemax, Inc.	8,500	67,320
Tandy Leather Factory, Inc.*+	8,000	61,280
Tilly’s, Inc., Class A*+	75,800	711,762
Trans World Entertainment Corp.*	70,000	241,500
TravelCenters of America LLC*	249,400	1,785,704
Vitamin Shoppe, Inc.*+	35,000	939,750
West Marine, Inc.*	42,400	350,648
Zumiez, Inc.*+	15,500	279,000

		25,735,537

Textiles, Apparel & Luxury Goods - 0.91%
Abercrombie & Fitch Co., Class A	124,000	1,970,360
Delta Apparel, Inc.*+	25,500	419,730
Movado Group, Inc.	15,000	322,200
Perry Ellis International, Inc.*	138,100	2,662,568
Rocky Brands, Inc.	9,900	104,643
Unifi, Inc.*	3,900	114,777

		5,594,278

Thrifts & Mortgage Finance - 3.85%
Astoria Financial Corp.	87,100	1,271,660
Bank Mutual Corp.	79,700	612,096
Berkshire Hills Bancorp, Inc.	60,565	1,678,256
Brookline Bancorp, Inc.	45,000	548,550
Charter Financial Corp.	17,500	225,400
Chicopee Bancorp, Inc.	12,500	231,250
Entegra Financial Corp.*	5,000	91,800
ESSA Bancorp, Inc.+	33,100	457,773
Federal Agricultural Mortgage Corp., Class C	21,500	849,250
First Defiance Financial Corp.	29,000	1,294,560
First Financial Northwest, Inc.	35,182	498,529
Hingham Institution for Savings	30	4,155
HMN Financial, Inc.*	23,800	337,960

Industry Company	Shares	Value

Thrifts & Mortgage Finance (continued)
Home Bancorp, Inc.	31,994	$ 895,832
HomeStreet, Inc.*	57,000	1,428,420
HopFed Bancorp, Inc.+	18,100	202,901
Lake Sunapee Bank Group	2,000	36,140
Meta Financial Group, Inc.	16,477	998,671
Northwest Bancshares, Inc.	107,266	1,685,149
Ocean Shore Holding Co.	39,200	887,880
OceanFirst Financial Corp.+	58,578	1,128,212
Ocwen Financial Corp.*+	131,000	480,770
Pathfinder Bancorp, Inc.	3,000	36,570
Provident Financial Holdings, Inc.+	51,000	997,560
Provident Financial Services, Inc.	69,700	1,479,731
Riverview Bancorp, Inc.	87,000	468,060
Security National Financial Corp., Class A*	82,191	479,995
SI Financial Group, Inc.	55,700	735,240
Territorial Bancorp, Inc.	21,200	607,592
Timberland Bancorp, Inc.	39,000	614,250
TrustCo Bank Corp.	55,000	389,950
United Community Bancorp	11,800	177,944
United Community Financial Corp.	324	2,304
Walker & Dunlop, Inc.*	28,975	731,908
Waterstone Financial, Inc.	8,000	135,920
Westfield Financial, Inc.+	53,081	406,070
WSFS Financial Corp.	12,000	437,880

		23,546,188

Trading Companies & Distributors - 1.85%
AeroCentury Corp.*	4,300	38,700
Aircastle, Ltd.	24,600	488,556
CAI International, Inc.*	90,600	749,262
General Finance Corp.*+	30,700	138,150
Houston Wire & Cable Co.	46,100	285,359
Kaman Corp.	6,600	289,872
Rush Enterprises, Inc., Class A*	177,700	4,350,096
Rush Enterprises, Inc., Class B*	46,500	1,130,415
Titan Machinery, Inc.*+	43,900	456,560
Veritiv Corp.*	45,200	2,267,684
Willis Lease Finance Corp.*	48,400	1,150,468

		11,345,122

Wireless Telecommunication Services - 0.35%
Spok Holdings, Inc.	118,864	2,118,156

TOTAL COMMON STOCKS - 99.61%		609,987,265

(Cost $484,946,879)

10	Quarterly Report | September 30, 2016 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company		Shares	Value

RIGHTS - 0.00%
Leap Wireless CVR*Δ		32,900	$ —

TOTAL RIGHTS - 0.00%			—

(Cost $80,276)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*		3,317	116

TOTAL WARRANTS - 0.00%			116

(Cost $105,563)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.20%
Fidelity Institutional Government Portfolio	0.31%	1,237,753	1,237,753

TOTAL MONEY MARKET FUND - 0.20%			1,237,753

(Cost $1,237,753)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.68%
Fidelity Institutional Government Portfolio**	0.31%	16,387,858	16,387,858

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.68%			16,387,858

(Cost $16,387,858)

TOTAL INVESTMENTS - 102.49%			$627,612,992
(Cost $502,758,329)
Liabilities in Excess of Other Assets - (2.49%)			(15,256,062)

NET ASSETS - 100.00%			$612,356,930

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $16,122,682 as of September 30, 2016.

CVR - Contingent Value Right

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$609,987,265	$—	$—	$609,987,265
Warrants	116	—	—	116
Money Market Fund	—	1,237,753	—	1,237,753
Investments Purchased with Cash Proceeds from Securities Lending	—	16,387,858	—	16,387,858

TOTAL	$609,987,381	$17,625,611	$—	$627,612,992

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.66%
Aerospace & Defense - 1.10%
AAR Corp.	89,560	$ 2,805,019
Arotech Corp.*	52,800	155,760
Cubic Corp.	10,000	468,100
DigitalGlobe, Inc.*	29,800	819,500
Ducommun, Inc.*	34,750	793,690
LMI Aerospace, Inc.*	35,000	248,500
National Presto Industries, Inc.+	9,435	828,299
Sypris Solutions, Inc.*	8,004	8,244

		6,127,112

Air Freight & Logistics - 1.40%
Air T, Inc.*	6,700	135,072
Air Transport Services Group, Inc.*	291,526	4,183,398
Atlas Air Worldwide Holdings, Inc.*	41,900	1,794,158
Wesco Aircraft Holdings, Inc.*	124,200	1,668,006

		7,780,634

Airlines - 1.62%
Hawaiian Holdings, Inc.*	106,200	5,161,320
SkyWest, Inc.	145,600	3,845,296

		9,006,616

Auto Components - 2.40%
American Axle & Manufacturing Holdings, Inc.*	30,000	516,600
China Automotive Systems, Inc.*+	28,500	118,275
China XD Plastics Co., Ltd.*	17,400	76,734
Cooper-Standard Holding, Inc.*	55,510	5,484,388
Metaldyne Performance Group, Inc.+	43,900	695,815
Modine Manufacturing Co.*	28,900	342,754
Shiloh Industries, Inc.*	500	3,535
SORL Auto Parts, Inc.*	74,129	281,690
Spartan Motors, Inc.	88,600	848,788
Strattec Security Corp.	3,600	127,080
Superior Industries
International, Inc.	118,700	3,461,292
Titan International, Inc.	136,000	1,376,320
Westport Fuel Systems, Inc.*+	995	1,602

		13,334,873

Biotechnology - 0.08%
AMAG Pharmaceuticals, Inc.*+	17,000	416,670

Industry Company	Shares	Value

Biotechnology (continued)
Enzon Pharmaceuticals, Inc.	93,500	$ 34,988

		451,658

Building Products - 1.00%
Alpha Pro Tech, Ltd.*	500	1,800
Gibraltar Industries, Inc.*	84,706	3,146,828
Griffon Corp.	140,250	2,385,652

		5,534,280

Capital Markets - 1.32%
Arlington Asset Investment Corp., Class A+	13,700	202,623
Calamos Asset Management, Inc., Class A	69,700	475,354
Cowen Group, Inc., Class A*+	301,400	1,094,082
FBR & Co.	775	10,261
Great Elm Capital Group, Inc.*+	833	3,907
INTL FCStone, Inc.*	26,900	1,045,065
Investment Technology Group, Inc.	76,000	1,302,640
KCG Holdings, Inc., Class A*	149,900	2,327,947
Oppenheimer Holdings, Inc., Class A	4,419	63,148
Piper Jaffray Cos.*	16,100	777,630

		7,302,657

Chemicals - 2.99%
American Vanguard Corp.	34,200	549,252
China Green Agriculture, Inc.*	80,300	117,238
Core Molding Technologies, Inc.*	11,900	201,110
FutureFuel Corp.	54,500	614,760
Gulf Resources, Inc.*	85,750	183,505
Kraton Corp.*	169,500	5,939,280
Olin Corp.+	20,900	428,868
OMNOVA Solutions, Inc.*	62,300	525,812
Schulman (A.), Inc.	92,000	2,679,040
Stepan Co.	65,400	4,751,964
Trecora Resources*	8,600	98,212
Tredegar Corp.	28,900	537,251

		16,626,292

Commercial Banks - 14.74%
1st Constitution Bancorp	5,250	72,450
1st Source Corp.	57,750	2,061,386
Access National Corp.	600	14,340

12	Quarterly Report | September 30, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
ACNB Corp.	600	$ 15,948
American National Bankshares, Inc.	13,060	365,027
American River Bankshares*	20,744	224,865
AmeriServ Financial, Inc.	5,000	16,450
Banco Latinoamericano de Comercio Exterior SA, Class E	25,000	704,500
Bank of Commerce Holdings	75,550	543,960
Bankwell Financial Group, Inc.	1,000	23,690
Banner Corp.	5,057	221,193
Bar Harbor Bankshares	10,500	385,560
BCB Bancorp, Inc.	11,300	127,125
BNC Bancorp	49,956	1,214,930
Boston Private Financial Holdings, Inc.	10,000	128,300
BSB Bancorp, Inc.*	23,800	557,634
C&F Financial Corp.	2,400	103,392
Camden National Corp.	5,853	279,422
Capital City Bank Group, Inc.	81,250	1,200,062
Cardinal Financial Corp.	24,478	638,631
Central Pacific Financial Corp.	47,100	1,186,449
Central Valley Community Bancorp+	51,000	808,860
Century Bancorp, Inc., Class A	14,300	648,076
Chemung Financial Corp.	3,000	86,970
Civista Bancshares, Inc.	19,921	282,480
CNB Financial Corp.	70,800	1,498,128
Codorus Valley Bancorp, Inc.	4,188	91,633
Community Bankers Trust Corp.*	25,000	135,750
Community Financial Corp. (The)+	3,840	87,168
Community Trust Bancorp, Inc.	32,500	1,206,075
ConnectOne Bancorp, Inc.	15,000	270,900
Eastern Virginia Bankshares, Inc.	7,051	56,690
Enterprise Bancorp, Inc.+	53,175	1,488,900
Evans Bancorp, Inc.	9,000	248,040
Farmers Capital Bank Corp.	30,400	901,056
Farmers National Banc Corp.	150	1,617
Financial Institutions, Inc.	40,300	1,092,533
First BanCorp Puerto Rico*	364,100	1,893,320
First BanCorp Puerto Rico*	102,856	2,035,520

Industry Company	Shares	Value

Commercial Banks (continued)
First Bancorp, Inc.	19,550	$ 468,613
First Bancshares, Inc. (The)	14,715	285,912
First Busey Corp.	37,798	854,235
First Business Financial Services, Inc.	14,100	331,350
First Commonwealth Financial Corp.	121,200	1,222,908
First Community Bancshares, Inc.	61,300	1,520,240
First Connecticut Bancorp, Inc.	4,800	85,392
First Financial Corp.	38,830	1,579,604
First Internet Bancorp	1,200	27,708
First Interstate BancSystem, Inc., Class A	94,600	2,980,846
First Merchants Corp.	71,000	1,899,250
First Midwest Bancorp, Inc.	115,900	2,243,824
First of Long Island Corp. (The)	18,000	596,700
First United Corp.*	3,000	37,140
Flushing Financial Corp.	43,300	1,027,076
German American Bancorp, Inc.	12,500	486,625
Great Southern Bancorp, Inc.	39,850	1,621,895
Green Bancorp, Inc.*+	100,000	1,093,000
Heartland Financial USA, Inc.	26,950	972,086
Heritage Financial Corp.	60,102	1,078,831
Heritage Oaks Bancorp	127,600	1,046,320
HomeTrust Bancshares, Inc.*	50,000	925,000
Hope Bancorp, Inc.	20,185	350,613
Horizon Bancorp	23,797	699,156
Independent Bank Corp., MI	10,500	176,715
Independent Bank Group, Inc.	17,787	785,652
International Bancshares Corp.	64,600	1,923,788
Lakeland Bancorp, Inc.	104,940	1,473,358
Landmark Bancorp, Inc.	2,100	55,167
LCNB Corp.+	1,500	27,330
LegacyTexas Financial Group, Inc.	20,000	632,600
Macatawa Bank Corp.	10,850	86,692
Mackinac Financial Corp.+	13,400	153,966
MainSource Financial Group, Inc.	41,765	1,042,037
MBT Financial Corp.	62,011	561,200
Mercantile Bank Corp.	2,000	53,700
Middleburg Financial Corp.	22,463	635,254

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Commercial Banks (continued)
MidSouth Bancorp, Inc.	16,000	$ 166,400
MidWestOne Financial Group, Inc.	23,300	707,621
MutualFirst Financial, Inc.	700	19,411
National Bankshares, Inc.+	1,000	36,780
National Commerce Corp.*	10,000	270,600
NBT Bancorp, Inc.	20,932	688,035
Northrim BanCorp, Inc.	24,073	619,880
Norwood Financial Corp.	1,000	29,280
OFG Bancorp	79,200	800,712
Old Line Bancshares, Inc.	8,050	158,826
Old National Bancorp	30,600	430,236
Old Second Bancorp, Inc.	30,050	249,716
Opus Bank	5,000	176,850
Orrstown Financial Services, Inc.	28,000	553,000
Pacific Continental Corp.	56,600	952,012
Park Sterling Corp.	50,298	408,420
Parke Bancorp, Inc.	1,320	19,694
Peapack Gladstone Financial Corp.	4,968	111,333
Peoples Bancorp of North Carolina, Inc.	4,800	100,320
Peoples Bancorp, Inc.	29,850	734,012
Peoples Financial Services Corp.+	2,600	105,976
Preferred Bank	36,000	1,287,000
Premier Financial Bancorp, Inc.	26,066	446,771
QCR Holdings, Inc.	27,300	866,502
Renasant Corp.	88,004	2,959,575
Republic Bancorp, Inc., Class A	25,700	798,756
S&T Bancorp, Inc.	20,700	600,093
Salisbury Bancorp, Inc.+	1,183	36,578
Sandy Spring Bancorp, Inc.	14,300	437,294
SB Financial Group, Inc.+	28,952	363,348
Shore Bancshares, Inc.	60,400	711,512
Sierra Bancorp	59,400	1,114,344
Southern National Bancorp of Virginia, Inc.	35,000	456,750
Southwest Bancorp, Inc.	23,900	453,861
Stonegate Bank	29,000	978,750
Summit State Bank+	5,000	67,900
Sussex Bancorp	15,000	244,950
Tompkins Financial Corp.	8,400	641,844
TowneBank	743	17,854
TriCo Bancshares	200	5,354
TriState Capital Holdings, Inc.*	51,760	835,924
Triumph Bancorp, Inc.*	11,600	230,144
Trustmark Corp.	20,800	573,248

Industry Company	Shares	Value

Commercial Banks (continued)
Two River Bancorp	14,300	$ 164,450
Union Bankshares Corp.	84,148	2,252,642
United Security Bancshares, Inc.+	3,000	31,770
Univest Corp. of Pennsylvania	49,415	1,154,334
WesBanco, Inc.	66,385	2,182,739
Westbury Bancorp, Inc.*	1,000	19,530
Xenith Bankshares, Inc.*+	265,225	612,670

		81,846,414

Commercial Services & Supplies - 3.10%
ACCO Brands Corp.*	339,800	3,275,672
Acme United Corp.	2,000	41,280
Ascent Capital Group, Inc., Class A*	5,000	115,850
Command Security Corp.*+	17,800	47,170
Ecology & Environment, Inc., Class A	2,811	27,801
EnerNOC, Inc.*+	90,000	486,900
Ennis, Inc.	149,265	2,515,115
Heritage-Crystal Clean, Inc.*	14,246	189,187
Huron Consulting Group, Inc.*	9,100	543,816
James River Group
Holdings, Ltd.	65,600	2,374,720
Kelly Services, Inc., Class A	68,400	1,314,648
McGrath RentCorp	93,000	2,949,030
Quad/Graphics, Inc.	25,000	668,000
RCM Technologies, Inc.	4,000	26,440
TRC Cos., Inc.*	51,400	445,638
Versar, Inc.*	35,000	54,600
Viad Corp.	57,894	2,134,552
Willdan Group, Inc.*	1,600	28,080

		17,238,499
Communications Equipment - 2.48%
ATN International, Inc.	25,900	1,684,536
Bel Fuse, Inc., Class B	63,600	1,535,304
Black Box Corp.	42,275	587,622
Blonder Tongue Laboratories*	17,859	10,894
Communications Systems, Inc.	4,950	23,562
Comtech Telecommunications Corp.	69,215	886,644
DASAN Zhone Solutions, Inc.*	34,000	38,760
Digi International, Inc.*	30,325	345,705
Finisar Corp.*	68,000	2,026,400
Harmonic, Inc.*	600	3,558
KVH Industries, Inc.*	18,200	160,342

14	Quarterly Report | September 30, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Communications Equipment (continued)
NETGEAR, Inc.*	101,900	$ 6,163,931
PC-Tel, Inc.	56,000	296,240

		13,763,498

Computers & Peripherals - 0.00%
Concurrent Computer Corp.	3,400	18,700
Datalink Corp.*	500	5,305

		24,005

Construction & Engineering - 1.87%
Aegion Corp.*	120,300	2,294,121
Goldfield Corp. (The)*	114,000	307,800
Great Lakes Dredge & Dock Corp.*	167,000	584,500
IES Holdings, Inc.*	3,600	64,044
KB Home+	134,700	2,171,364
MasTec, Inc.*	63,500	1,888,490
MYR Group, Inc.*	25,000	752,500
Northwest Pipe Co.*	1,000	11,810
Orion Marine Group, Inc.*	37,072	253,943
Tutor Perini Corp.*	96,200	2,065,414

		10,393,986

Consumer Finance - 1.03%
Consumer Portfolio Services, Inc.*	116,650	535,423
Encore Capital Group, Inc.*+	23,400	526,032
EZCORP, Inc., Class A*+	26,100	288,666
Green Dot Corp., Class A*	56,900	1,312,114
Nelnet, Inc., Class A	26,900	1,085,953
Nicholas Financial, Inc.*	50,200	508,024
Regional Management Corp.*	52,100	1,127,965
World Acceptance Corp.*	7,000	343,280

		5,727,457

Distributors - 0.20%
AMCON Distributing Co.	1,350	121,513
Essendant, Inc.	35,600	730,512
VOXX International Corp.*	83,064	248,361

		1,100,386

Diversified Consumer Services - 0.52%
American Public Education, Inc.*	8,000	158,480
DeVry Education Group, Inc.+	24,000	553,440
K12, Inc.*	59,600	855,260
Lincoln Educational Services Corp.*	134,605	296,131

Industry Company	Shares	Value

Diversified Consumer Services (continued)
Regis Corp.*	83,250	$1,044,788

		2,908,099

Diversified Financial Services - 0.65%
Enova International, Inc.*	45,000	435,600
GAIN Capital Holdings, Inc.	146,000	902,280
Marlin Business Services Corp.	15,775	305,720
PHH Corp.*	8,300	119,935
Sterling Bancorp	72,576	1,270,080
Summit Financial Group, Inc.+	11,500	220,340
Tiptree Financial, Inc., Class A+	56,200	333,828

		3,587,783

Diversified Telecommunication Services - 0.69%
Alaska Communications Systems Group, Inc.*	344,187	592,002
Hawaiian Telcom Holdco, Inc.*	2,600	58,214
Iridium Communications, Inc.*+	392,125	3,180,134

		3,830,350

Electrical Equipment - 0.94%
Broadwind Energy, Inc.*	26,075	114,730
Encore Wire Corp.	6,500	239,005
General Cable Corp.	120,000	1,797,600
Highpower International, Inc.*	25,922	74,915
II-VI, Inc.*	63,404	1,542,619
LSI Industries, Inc.	15,000	168,450
Novanta, Inc.*	11,000	190,850
Powell Industries, Inc.	25,000	1,001,250
Preformed Line Products Co.	1,200	50,604
Ultralife Corp.*	8,350	34,235

		5,214,258

Electronic Equipment, Instruments & Components - 3.25%
Benchmark Electronics, Inc.*	121,800	3,038,910
Fabrinet*	29,150	1,299,798
Insight Enterprises, Inc.*	44,883	1,460,942
Iteris, Inc.*	65,000	236,600
Kemet Corp.*	81,500	290,955
Key Tronic Corp.*	11,900	88,655
Kimball Electronics, Inc.*	59,100	819,126
PAR Technology Corp.*	98,400	528,408
PCM, Inc.*	82,175	1,770,050

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
Plexus Corp.*	500	$ 23,390
Rofin-Sinar Technologies, Inc.*	26,200	843,116
Sanmina Corp.*	149,100	4,244,877
ScanSource, Inc.*	10,000	365,000
SMTC Corp.*	13,500	18,630
TTM Technologies, Inc.*	219,402	2,512,153
Vishay Precision Group, Inc.*	31,667	507,622
Wireless Telecom Group, Inc.*	10,000	16,400

		18,064,632

Energy Equipment & Services - 1.16%
Basic Energy Services, Inc.*+	700	581
CARBO Ceramics, Inc.	500	5,470
ENGlobal Corp.*	55,878	84,376
Era Group, Inc.*	57,200	460,460
Gulf Island Fabrication, Inc.	15,000	138,000
Natural Gas Services Group, Inc.*	75,888	1,866,086
Newpark Resources, Inc.*	51,000	375,360
Parker Drilling Co.*	493,630	1,071,177
PHI, Inc.*	3,750	68,138
Pioneer Energy Services Corp.*	63,700	257,348
SEACOR Holdings, Inc.*+	30,200	1,796,598
Unit Corp.*	15,700	292,020

		6,415,614

Food & Staples Retailing - 1.89%
Andersons, Inc. (The)	94,700	3,426,246
Ingles Markets, Inc., Class A	92,805	3,669,510
SpartanNash Co.	78,682	2,275,483
Village Super Market, Inc., Class A	1,100	35,211
Weis Markets, Inc.	20,700	1,097,100

		10,503,550

Food Products - 0.71%
Alico, Inc.+	8,100	217,566
Fresh Del Monte Produce, Inc.	3,200	191,680
Omega Protein Corp.*	123,650	2,889,700
Post Holdings, Inc.*+	5,100	393,567
S&W Seed Co.*+	10,000	51,000
Seneca Foods Corp., Class A*	6,650	187,796

		3,931,309

Industry Company	Shares	Value

Health Care Equipment & Supplies - 0.52%
AngioDynamics, Inc.*	52,000	$ 912,080
Electromed, Inc.*	10,000	45,500
Exactech, Inc.*	17,500	473,025
FONAR Corp.*	2,000	41,080
Halyard Health, Inc.*	27,000	935,820
Kewaunee Scientific Corp.	2,500	59,550
Merit Medical Systems, Inc.*	18,100	439,649

		2,906,704

Health Care Providers & Services - 1.59%
Amedisys, Inc.*	14,210	674,122
Everyday Health, Inc.*	37,000	284,530
Five Star Quality Care, Inc.*	141,650	270,551
Healthways, Inc.*	24,500	648,270
InfuSystems Holdings, Inc.*	35,178	96,740
Kindred Healthcare, Inc.	101,700	1,039,374
LHC Group, Inc.*	500	18,440
Magellan Health, Inc.*	27,125	1,457,426
National Healthcare Corp.	8,920	588,631
PharMerica Corp.*	5,300	148,771
Select Medical Holdings Corp.*	170,000	2,295,000
Triple-S Management Corp., Class B*	60,100	1,317,993

		8,839,848

Hotels, Restaurants & Leisure - 2.57%
Caesars Entertainment Corp.*+	95,000	707,750
Century Casinos, Inc.*	79,200	547,272
Del Frisco’s Restaurant Group, Inc.*	25,000	336,750
Flanigan’s Enterprises, Inc.	2,500	57,500
International Speedway Corp., Class A	75,760	2,531,899
Intrawest Resorts Holdings, Inc.*	25,000	405,500
Luby’s, Inc.*	155,800	668,382
Marcus Corp. (The)	136,454	3,416,808
Monarch Casino & Resort, Inc.*	22,300	561,291
Nevada Gold & Casinos, Inc.*	10,000	17,900
Peak Resorts, Inc.	93,600	476,424
Penn National Gaming, Inc.*	100,500	1,363,785
Red Lion Hotels Corp.*	80,695	672,996
Ruby Tuesday, Inc.*	333,800	834,500
Speedway Motorsports, Inc.	93,963	1,678,179

		14,276,936

16	Quarterly Report | September 30, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Household Durables - 1.16%
Bassett Furniture Industries, Inc.	52,959	$1,231,297
CSS Industries, Inc.	68,558	1,753,714
Flexsteel Industries, Inc.	2,000	103,440
Hooker Furniture Corp.	15,000	367,350
Lifetime Brands, Inc.	51,499	693,177
NACCO Industries, Inc., Class A	16,450	1,117,942
P&F Industries, Inc., Class A	492	4,089
ZAGG, Inc.*	144,000	1,166,400

		6,437,409

Household Products - 0.99%
Central Garden & Pet Co., Class A*	221,400	5,490,720

Insurance - 8.90%
1347 Property Insurance Holdings, Inc.*	17,500	110,075
Ambac Financial Group, Inc.*	15,000	275,850
American Equity Investment Life Holding Co.	30,250	536,332
AMERISAFE, Inc.	56,500	3,321,070
Argo Group International Holdings Ltd.	22,865	1,290,043
Baldwin & Lyons, Inc., Class B	43,700	1,120,031
Blue Capital Reinsurance Holdings, Ltd.	11,127	203,847
Citizens, Inc.*+	14,800	138,528
Donegal Group, Inc., Class A	74,100	1,193,751
eHealth, Inc.*	15,000	168,150
EMC Insurance Group, Inc.	39,025	1,050,943
Employers Holdings, Inc.	75,900	2,264,097
FBL Financial Group, Inc., Class A+	45,666	2,921,254
Federated National Holding Co.	53,012	990,794
Fidelity & Guaranty Life+	45,000	1,043,550
First Acceptance Corp.*	145,000	146,450
Hallmark Financial Services, Inc.*	50,158	516,126
HCI Group, Inc.+	20,000	607,200
Heritage Insurance Holdings, Inc.+	20,000	288,200
Horace Mann Educators Corp.	74,950	2,746,918
Independence Holding Co.	14,950	256,841
Infinity Property & Casualty Corp.	9,200	760,196
Investors Title Co.	1,000	99,500

Industry Company	Shares	Value

Insurance (continued)
Kansas City Life Insurance Co.+	24,900	$ 1,002,225
Kingstone Cos., Inc.+	4,000	36,920
Maiden Holdings, Ltd.	167,450	2,124,940
MBIA, Inc.*	102,800	800,812
National Interstate Corp.	16,000	520,480
National Security Group, Inc. (The)+	200	3,560
National Western Life Group, Inc., Class A	5,350	1,098,730
Navigators Group, Inc. (The)	37,650	3,649,038
NMI Holdings, Inc., Class A*	185,000	1,409,700
OneBeacon Insurance Group Ltd., Class A	151,400	2,161,992
Safety Insurance Group, Inc.	31,800	2,137,596
Selective Insurance Group, Inc.	50,100	1,996,986
State Auto Financial Corp.	46,436	1,105,641
State National Cos, Inc.	50,500	561,560
Stewart Information Services Corp.	68,350	3,038,158
Third Point Reinsurance Ltd.*+	100,500	1,206,000
United Fire Group, Inc.	60,900	2,577,288
United Insurance Holdings Corp.	53,400	906,732
Universal Insurance Holdings, Inc.	40,600	1,023,120

		49,411,224

Internet & Catalog Retail - 0.17%
CafePress, Inc.*	43,400	138,880
FTD Cos., Inc.*	27,160	558,681
Lands’ End, Inc.*+	16,000	232,000

		929,561

Internet Software & Services - 0.78%
Autobytel, Inc.*	600	10,680
Blucora, Inc.*	65,500	733,600
Liquidity Services, Inc.*	37,350	419,814
Marchex, Inc., Class B*	167,169	463,058
MeetMe, Inc.*+	41,731	258,732
Monster Worldwide, Inc.*	532,600	1,922,686
RetailMeNot, Inc.*	10,000	98,900
Sohu.com, Inc.*	8,000	354,000
Synacor, Inc.*	15,000	43,650

		4,305,120

IT Services - 1.62%
CIBER, Inc.*	501	576
Computer Task Group, Inc.	72,400	340,280
Edgewater Technology, Inc.*	11,710	99,535

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
IT Services (continued)
Engility Holdings, Inc.*	31,650	$996,975
ManTech International Corp., Class A	78,882	2,973,063
ModusLink Global Solutions, Inc.*	105,300	172,692
NCI, Inc., Class A	60,700	702,299
NeuStar, Inc., Class A*+	61,481	1,634,780
PRGX Global, Inc.*	97,300	458,283
Sykes Enterprises, Inc.*	56,750	1,596,378

		8,974,861

Leisure Equipment & Products - 0.64%
Arctic Cat, Inc.+	7,100	109,979
JAKKS Pacific, Inc.*+	129,100	1,115,424
Johnson Outdoors, Inc., Class A	63,850	2,322,224

		3,547,627

Machinery - 2.44%
American Railcar Industries, Inc.	18,000	746,460
Ampco-Pittsburgh Corp.	64,005	709,815
Art’s-Way Manufacturing Co. Inc.*	5,000	14,300
Babcock & Wilcox Enterprises, Inc.*	10,000	165,000
Briggs & Stratton Corp.	169,450	3,160,242
Chart Industries, Inc.*	48,000	1,575,840
Chicago Rivet & Machine Co.	1,000	28,500
Cleantech Solutions International, Inc.*+	12,000	12,480
Columbus McKinnon Corp.	33,800	602,992
Dynamic Materials Corp.	100	1,066
Eastern Co. (The)	20,104	402,683
FreightCar America, Inc.	20,700	297,666
Hardinge, Inc.	82,600	919,338
Hurco Companies, Inc.	11,015	309,191
Hyster-Yale Materials Handling, Inc.	2,700	162,351
Kennametal, Inc.	24,000	696,480
L.B. Foster Co., Class A	8,900	106,889
L.S. Starrett Co. (The), Class A	23,900	234,698
NN, Inc.	47,500	866,875
Park-Ohio Holdings Corp.	10,000	364,500
Supreme Industries, Inc., Class A	30,450	587,685
TriMas Corp.*	19,500	362,895
Wabash National Corp.*	87,000	1,238,880
WSI Industries, Inc.+	1,000	3,760

		13,570,586

Industry Company	Shares	Value

Marine - 1.56%
Dorian LPG, Ltd.*+	170,954	$1,025,724
Frontline, Ltd.+	30,500	218,685
Navios Maritime Acquisition Corp.	456,200	615,870
Nordic American Tankers Ltd.+	149,400	1,510,434
Overseas Shipholding Group, Inc., Class A	1,200	12,684
Scorpio Tankers, Inc.	580,000	2,685,400
Ship Finance International, Ltd.+	95,500	1,406,715
Teekay Tankers, Ltd., Class A	470,010	1,189,125

		8,664,637

Media - 1.76%
Entercom Communications Corp., Class A	122,405	1,583,921
Eros International PLC*+	19,300	295,676
Gannett Co., Inc.	45,000	523,800
Global Sources, Ltd.*	5,000	42,400
Harte-Hanks, Inc.	500	810
McClatchy Co. (The), Class A*+	15,432	248,918
New Media Investment Group, Inc.	78,600	1,218,300
Reading International, Inc., Class A*	70,400	939,840
Saga Communications, Inc., Class A	2,250	102,015
Salem Media Group, Inc.	38,600	226,968
Scholastic Corp.	75,950	2,989,392
Time, Inc.	26,350	381,548
Townsquare Media, Inc., Class A*	130,044	1,214,611

		9,768,199

Metals & Mining - 2.80%
Carpenter Technology Corp.	25,400	1,048,004
Coeur Mining, Inc.*	179,700	2,125,851
Ferroglobe PLC+	50,000	451,500
Gold Resource Corp.	20,000	148,400
Handy & Harman, Ltd.*	30,300	637,512
Haynes International, Inc.	22,200	823,842
Hecla Mining Co.	749,000	4,269,300
Kaiser Aluminum Corp.	17,200	1,487,628
Materion Corp.	71,700	2,201,907
Olympic Steel, Inc.	22,300	492,830
Schnitzer Steel Industries, Inc., Class A	66,500	1,389,850
Stillwater Mining Co.*	24,465	326,852

18	Quarterly Report | September 30, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Metals & Mining (continued)
Universal Stainless & Alloy Products, Inc.*	16,250	$170,462

		15,573,938

Multiline Retail - 0.18%
Fred’s, Inc., Class A	108,450	982,557

Oil, Gas & Consumable Fuels - 7.28%
Adams Resources & Energy, Inc.	11,600	456,112
Alon USA Energy, Inc.	195,600	1,576,536
Ardmore Shipping Corp.+	223,988	1,576,876
Bill Barrett Corp.*+	500	2,780
Bonanza Creek Energy, Inc.*+	5,000	5,100
California Resources Corp.+	75,400	942,500
Callon Petroleum Co.*	122,200	1,918,540
Clayton Williams Energy, Inc.*	68,600	5,861,184
Cloud Peak Energy, Inc.*	1,000	5,440
Delek US Holdings, Inc.	60,000	1,037,400
DHT Holdings, Inc.+	261,800	1,096,942
Earthstone Energy, Inc.*+	4,000	34,400
Forum Energy Technologies, Inc.*	75,000	1,489,500
GasLog Ltd.+	38,700	563,085
Gran Tierra Energy, Inc.*	527,700	1,588,377
Green Plains, Inc.	51,450	1,347,990
Hallador Energy Co.	71,600	564,208
Independence Contract Drilling, Inc.*	108,081	567,425
ION Geophysical Corp.*	9,333	63,931
Matador Resources Co.*+	59,500	1,448,230
McDermott International, Inc.*+	857,000	4,293,570
Mexco Energy Corp.*	6,000	24,600
Mitcham Industries, Inc.*	5,000	16,500
MRC Global, Inc.*	138,020	2,267,669
New Concept Energy, Inc.*	3,600	10,728
Northern Oil and Gas, Inc.*+	15,000	40,200
Oasis Petroleum, Inc.*+	213,000	2,443,110
Oil States International, Inc.*	18,000	568,260
Pacific Ethanol, Inc.*	800	5,528
Renewable Energy Group, Inc.*+	348,319	2,950,262
REX American Resources Corp.*	25,250	2,140,190
Ring Energy, Inc.*+	28,300	309,885
SM Energy Co.	22,000	848,760
Synergy Resources Corp.*+	100,000	693,000

Industry Company	Shares	Value

Oil, Gas & Consumable Fuels (continued)
TETRA Technologies, Inc.*	269,900	$ 1,649,089
W&T Offshore, Inc.*+	600	1,056

		40,408,963

Paper & Forest Products - 0.83%
Clearwater Paper Corp.*	16,182	1,046,490
Mercer International, Inc.	89,950	761,876
PH Glatfelter Co.	129,500	2,807,560

		4,615,926

Personal Products - 0.23%
Mannatech, Inc.	25,700	460,801
Natural Alternatives International, Inc.*	6,000	78,840
Nutraceutical International Corp.*	23,250	726,330

		1,265,971

Pharmaceuticals - 0.02%
Cumberland Pharmaceuticals, Inc.*	20,300	101,703

Professional Services - 2.62%
CBIZ, Inc.*	128,300	1,435,677
CRA International, Inc.*	51,000	1,356,090
FTI Consulting, Inc.*	56,500	2,517,640
Heidrick & Struggles International, Inc.	55,440	1,028,412
ICF International, Inc.*	35,000	1,551,200
Navigant Consulting, Inc.*	215,900	4,365,498
RPX Corp.*	105,596	1,128,821
SPAR Group, Inc.*	1,500	1,605
TrueBlue, Inc.*	2,750	62,315
VSE Corp.	31,660	1,076,123

		14,523,381

Real Estate Management & Development - 0.45%
Farmland Partners, Inc.+	3,800	42,560
Forestar Group, Inc.*+	100,500	1,176,855
Griffin Industrial Realty, Inc.	4,000	126,760
RE/MAX Holdings, Inc., Class A	26,900	1,177,682

		2,523,857

Road & Rail - 0.99%
ArcBest Corp.	40,400	768,408
Celadon Group, Inc.+	42,000	367,080
Covenant Transportation Group, Inc., Class A*	80,650	1,558,964

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Road & Rail (continued)
Greenbrier Companies., Inc. (The)+	22,100	$780,130
Marten Transport, Ltd.	60,466	1,269,786
PAM Transportation Services, Inc.*	27,527	551,091
USA Truck, Inc.*	21,435	219,494

		5,514,953

Semiconductors & Semiconductor Equipment - 2.16%
Alpha & Omega Semiconductor, Ltd.*	161,905	3,516,577
Amkor Technology, Inc.*	255,200	2,480,544
AXT, Inc.*	25,000	129,750
Brooks Automation, Inc.	500	6,805
Cohu, Inc.	30,000	352,200
Diodes, Inc.*	44,400	947,496
GigPeak, Inc.*	65,000	152,750
inTEST Corp.*	54,500	218,000
IXYS Corp.	39,000	469,950
Kulicke & Soffa Industries, Inc.*	100,300	1,296,879
Photronics, Inc.*	171,470	1,767,856
Sigma Designs, Inc.*	3,800	29,602
Ultra Clean Holdings, Inc.*	57,000	422,370
Xcerra Corp.*	30,000	181,800

		11,972,579

Software - 0.82%
Ebix, Inc.+	40,000	2,274,000
EPIQ Systems, Inc.	30,000	494,700
GSE Systems, Inc.*	22,500	64,800
Mind CTI Ltd.	500	1,080
Net 1 UEPS Technologies, Inc.*	191,100	1,635,816
NetSol Technologies, Inc.*+	16,680	104,417

		4,574,813

Specialty Retail - 4.52%
Barnes & Noble Education, Inc.*	50,560	483,859
Barnes & Noble, Inc.	114,000	1,288,200
Big 5 Sporting Goods Corp.	119,603	1,628,993
Caleres, Inc.	20,000	505,800
Children’s Place, Inc. (The)	17,900	1,429,673
Christopher & Banks Corp.*	200	290
Citi Trends, Inc.	76,150	1,517,669
Destination Maternity Corp.+	2,200	15,576
Express, Inc.*	37,000	436,230
Finish Line, Inc. (The), Class A	103,000	2,377,240
FirstCash, Inc.	71,484	3,365,467
Genesco, Inc.*+	30,000	1,633,800

Industry Company	Shares	Value

Specialty Retail (continued)
Group 1 Automotive, Inc.	13,000	$830,440
Guess?, Inc.	57,000	832,770
Haverty Furniture Cos., Inc.	30,300	607,212
hhgregg, Inc.*+	38,500	70,840
New York & Co., Inc.*	32,700	73,902
Rent-A-Center, Inc.	800	10,112
Sears Hometown & Outlet Stores, Inc.*	10,000	49,300
Shoe Carnival, Inc.	57,500	1,532,950
Sonic Automotive, Inc., Class A	73,500	1,381,800
Stage Stores, Inc.+	245	1,374
Systemax, Inc.	21,000	166,320
Tilly’s, Inc., Class A*	67,400	632,886
Trans World Entertainment Corp.*	30,000	103,500
TravelCenters of America LLC*	219,850	1,574,126
Vitamin Shoppe, Inc.*	35,000	939,750
West Marine, Inc.*	86,000	711,220
Zumiez, Inc.*+	48,400	871,200

		25,072,499

Textiles, Apparel & Luxury Goods - 0.89%
Abercrombie & Fitch Co., Class A	63,000	1,001,070
Delta Apparel, Inc.*	23,700	390,102
Movado Group, Inc.	25,600	549,888
Perry Ellis International, Inc.*	135,184	2,606,348
Rocky Brands, Inc.	30,450	321,856
Unifi, Inc.*	2,800	82,404

		4,951,668

Thrifts & Mortgage Finance - 4.13%
Astoria Financial Corp.	120,900	1,765,140
Bank Mutual Corp.	111,800	858,624
Berkshire Hills Bancorp, Inc.	55,570	1,539,845
Brookline Bancorp, Inc.	30,000	365,700
Charter Financial Corp.	12,500	161,000
Chicopee Bancorp, Inc.	12,500	231,250
Citizens Community Bancorp, Inc.	2,500	27,950
ESSA Bancorp, Inc.	35,000	484,050
Federal Agricultural Mortgage Corp., Class C	9,700	383,150
First Defiance Financial Corp.	29,150	1,301,256
First Financial Northwest, Inc.	26,400	374,088
Hingham Institution for Savings	1,143	158,305
Home Bancorp, Inc.	15,597	436,716

20	Quarterly Report | September 30, 2016 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
HomeStreet, Inc.*	54,000	$ 1,353,240
HopFed Bancorp, Inc.	23,500	263,435
Lake Sunapee Bank Group	2,000	36,140
Meta Financial Group, Inc.	20,078	1,216,928
Nationstar Mortgage Holdings, Inc.*+	35,000	518,350
Northwest Bancshares, Inc.	44,837	704,389
Ocean Shore Holding Co.	39,100	885,615
OceanFirst Financial Corp.	67,126	1,292,847
Ocwen Financial Corp.*+	50,000	183,500
Provident Financial Holdings, Inc.	53,710	1,050,568
Provident Financial Services, Inc.	67,400	1,430,902
Prudential Bancorp, Inc.	957	13,857
Riverview Bancorp, Inc.	72,478	389,932
Security National Financial Corp., Class A*	13,671	79,839
SI Financial Group, Inc.	30,000	396,000
Territorial Bancorp, Inc.	21,900	627,654
Timberland Bancorp, Inc.	32,000	504,000
TrustCo Bank Corp.	20,000	141,800
United Community Bancorp	10,000	150,800
United Community Financial Corp.	163	1,159
United Financial Bancorp, Inc.	10,000	138,400
Walker & Dunlop, Inc.*	48,175	1,216,900
Waterstone Financial, Inc.	15,000	254,850
Westfield Financial, Inc.	53,000	405,450
WSFS Financial Corp.	43,000	1,569,070

		22,912,699

Trading Companies & Distributors - 1.54%
AeroCentury Corp.*	4,300	38,700
CAI International, Inc.*	37,100	306,817
General Finance Corp.*	135,064	607,788
Houston Wire & Cable Co.	46,100	285,359
Kaman Corp.	16,500	724,680
Rush Enterprises, Inc., Class A*	48,600	1,189,728
Rush Enterprises, Inc., Class B*	41,700	1,013,727
Titan Machinery, Inc.*+	75,500	785,200
Triton International, Ltd.	7,000	92,330
Veritiv Corp.*	46,133	2,314,493
Willis Lease Finance Corp.*	50,950	1,211,082

		8,569,904

Industry Company		Shares	Value

Wireless Telecommunication Services - 0.36%
Spok Holdings, Inc.		111,100	$ 1,979,802

TOTAL COMMON STOCKS - 99.66%			553,382,607

(Cost $434,291,986)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*		8,501	298

TOTAL WARRANTS - 0.00%			298

(Cost $70,770)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.15%
Fidelity Institutional Government Portfolio	0.31%	790,343	790,343

TOTAL MONEY MARKET FUND - 0.15%			790,343

(Cost $790,343)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.19%
Fidelity Institutional Government Portfolio**	0.31%	39,931,696	39,931,696

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.19%			39,931,696

(Cost $39,931,696)

TOTAL INVESTMENTS - 107.00% (Cost $475,084,795)			$594,104,944
Liabilities in Excess of Other Assets - (7.00%)			(38,841,114)

NET ASSETS - 100.00%			$555,263,830

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2016.
^	Rate disclosed as of September 30, 2016.
+	This security or a portion of the security is out on loan as of September 30, 2016. Total loaned securities had a value of $39,336,729 as of September 30, 2016.
LLC	- Limited Liability Company
PLC	- Public Limited Company

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2016 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2016 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$553,382,607	$—	$ —	$553,382,607
Warrants	298	—	—	298
Money Market Fund	—	790,343	—	790,343
Investments Purchased with Cash Proceeds from Securities Lending	—	39,931,696	—	39,931,696

TOTAL	$553,382,905	$40,722,039	$ —	$594,104,944

See Notes to Schedule of Investments.

22	Quarterly Report | September 30, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2016 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of September 30, 2016 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2016, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical assets

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Dreyfus Cash Management Fund, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2016 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2016, the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund did not have transfers from Level 2 to Level 1, or from Level 1 to Level 2 as of the end of the period.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

24	Quarterly Report | September 30, 2016 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Unrealized Appreciation and Depreciation on Investments (Tax Basis) The amount of net unrealized appreciation/ depreciation and the cost of investment securities for tax purposes, including short-term securities at September 30, 2016, were as follows:

	Omni Small-Cap Value	Omni Tax-Managed Small-Cap Value
Gross appreciation (excess of value over tax cost)	$153,889,756	$144,766,220
Gross depreciation (excess of tax cost over value)	(29,159,363)	(25,752,464)
Net unrealized appreciation	$124,730,393	$119,013,756
Cost of investments for income tax purposes	$502,882,599	$475,091,188

The differences between book and tax net unrealized appreciation (depreciation) are due to wash sale loss deferrals and basis adjustments on passive foreign investment companies (PFICs), partnerships and business development companies.

www.bridgewayomni.com	25

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 11-22-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 11-22-2016

By (Signature and Title)* /s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date 11-22-2016

* Print the name and title of each signing officer under his or her signature.